Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Rydex Series Funds
Entity Central Index Key	0000899148
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Banking Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Banking Fund
Class Name	Investor Class
Trading Symbol	RYKIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Banking Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$71	1.34%[2]

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned 10.94%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the S&P 500 Financials Index, which returned 8.41% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were regional banks, diversified banks, and asset management & custody banks. No industry detracted from performance. The holdings that contributed the most to performance were Bank of New York Mellon Corp., PNC Financial Services Group, Inc., and M&T Bank Corp. Those that detracted the most were Webster Financial Corp., Bank of Montreal, and Bank OZK.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	10.94%	43.03%	6.26%	5.89%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Financials Index	8.41%	39.01%	12.40%	11.45%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 5,061,863
Holdings Count | shares	82
Investment Company, Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$5,061,863
Total Number of Portfolio Holdings	82
Portfolio Turnover Rate	76%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Citigroup, Inc.	4.1%
Wells Fargo & Co.	4.0%
JPMorgan Chase & Co.	3.9%
Bank of America Corp.	3.9%
PNC Financial Services Group, Inc.	3.3%
U.S. Bancorp	3.2%
Capital One Financial Corp.	2.9%
Truist Financial Corp.	2.9%
Bank of New York Mellon Corp.	2.8%
NU Holdings Limited/Cayman Islands — Class A	2.2%
Top 10 Total	33.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Citigroup, Inc.	4.1%
Wells Fargo & Co.	4.0%
JPMorgan Chase & Co.	3.9%
Bank of America Corp.	3.9%
PNC Financial Services Group, Inc.	3.3%
U.S. Bancorp	3.2%
Capital One Financial Corp.	2.9%
Truist Financial Corp.	2.9%
Bank of New York Mellon Corp.	2.8%
NU Holdings Limited/Cayman Islands — Class A	2.2%
Top 10 Total	33.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Banking Fund | Class A
Shareholder Report [Line Items]
Fund Name	Banking Fund
Class Name	Class A
Trading Symbol	RYBKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Banking Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$86	1.62%[2]

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 10.79%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the S&P 500 Financials Index, which returned 8.41% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were regional banks, diversified banks, and asset management & custody banks. No industry detracted from performance. The holdings that contributed the most to performance were Bank of New York Mellon Corp., PNC Financial Services Group, Inc., and M&T Bank Corp. Those that detracted the most were Webster Financial Corp., Bank of Montreal, and Bank OZK.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	10.79%	42.67%	5.90%	5.58%
Class A (with sales charge)‡	5.52%	35.90%	4.87%	5.07%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Financials Index	8.41%	39.01%	12.40%	11.45%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 5,061,863
Holdings Count | shares	82
Investment Company, Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$5,061,863
Total Number of Portfolio Holdings	82
Portfolio Turnover Rate	76%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Citigroup, Inc.	4.1%
Wells Fargo & Co.	4.0%
JPMorgan Chase & Co.	3.9%
Bank of America Corp.	3.9%
PNC Financial Services Group, Inc.	3.3%
U.S. Bancorp	3.2%
Capital One Financial Corp.	2.9%
Truist Financial Corp.	2.9%
Bank of New York Mellon Corp.	2.8%
NU Holdings Limited/Cayman Islands — Class A	2.2%
Top 10 Total	33.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Citigroup, Inc.	4.1%
Wells Fargo & Co.	4.0%
JPMorgan Chase & Co.	3.9%
Bank of America Corp.	3.9%
PNC Financial Services Group, Inc.	3.3%
U.S. Bancorp	3.2%
Capital One Financial Corp.	2.9%
Truist Financial Corp.	2.9%
Bank of New York Mellon Corp.	2.8%
NU Holdings Limited/Cayman Islands — Class A	2.2%
Top 10 Total	33.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Banking Fund | Class C
Shareholder Report [Line Items]
Fund Name	Banking Fund
Class Name	Class C
Trading Symbol	RYKCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Banking Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$125	2.37%[2]

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	2.37%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 10.36%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the S&P 500 Financials Index, which returned 8.41% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were regional banks, diversified banks, and asset management & custody banks. No industry detracted from performance. The holdings that contributed the most to performance were Bank of New York Mellon Corp., PNC Financial Services Group, Inc., and M&T Bank Corp. Those that detracted the most were Webster Financial Corp., Bank of Montreal, and Bank OZK.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	10.36%	41.59%	5.11%	4.79%
Class C (with CDSC)§	9.36%	40.59%	5.11%	4.79%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Financials Index	8.41%	39.01%	12.40%	11.45%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 5,061,863
Holdings Count | shares	82
Investment Company, Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$5,061,863
Total Number of Portfolio Holdings	82
Portfolio Turnover Rate	76%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Citigroup, Inc.	4.1%
Wells Fargo & Co.	4.0%
JPMorgan Chase & Co.	3.9%
Bank of America Corp.	3.9%
PNC Financial Services Group, Inc.	3.3%
U.S. Bancorp	3.2%
Capital One Financial Corp.	2.9%
Truist Financial Corp.	2.9%
Bank of New York Mellon Corp.	2.8%
NU Holdings Limited/Cayman Islands — Class A	2.2%
Top 10 Total	33.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Citigroup, Inc.	4.1%
Wells Fargo & Co.	4.0%
JPMorgan Chase & Co.	3.9%
Bank of America Corp.	3.9%
PNC Financial Services Group, Inc.	3.3%
U.S. Bancorp	3.2%
Capital One Financial Corp.	2.9%
Truist Financial Corp.	2.9%
Bank of New York Mellon Corp.	2.8%
NU Holdings Limited/Cayman Islands — Class A	2.2%
Top 10 Total	33.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Banking Fund | Class H
Shareholder Report [Line Items]
Fund Name	Banking Fund
Class Name	Class H
Trading Symbol	RYKAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Banking Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$86	1.63%[2]

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 10.76%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the S&P 500 Financials Index, which returned 8.41% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were regional banks, diversified banks, and asset management & custody banks. No industry detracted from performance. The holdings that contributed the most to performance were Bank of New York Mellon Corp., PNC Financial Services Group, Inc., and M&T Bank Corp. Those that detracted the most were Webster Financial Corp., Bank of Montreal, and Bank OZK.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H **	10.76%	42.67%	5.90%	5.57%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Financials Index	8.41%	39.01%	12.40%	11.45%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 5,061,863
Holdings Count | shares	82
Investment Company, Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$5,061,863
Total Number of Portfolio Holdings	82
Portfolio Turnover Rate	76%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Citigroup, Inc.	4.1%
Wells Fargo & Co.	4.0%
JPMorgan Chase & Co.	3.9%
Bank of America Corp.	3.9%
PNC Financial Services Group, Inc.	3.3%
U.S. Bancorp	3.2%
Capital One Financial Corp.	2.9%
Truist Financial Corp.	2.9%
Bank of New York Mellon Corp.	2.8%
NU Holdings Limited/Cayman Islands — Class A	2.2%
Top 10 Total	33.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Citigroup, Inc.	4.1%
Wells Fargo & Co.	4.0%
JPMorgan Chase & Co.	3.9%
Bank of America Corp.	3.9%
PNC Financial Services Group, Inc.	3.3%
U.S. Bancorp	3.2%
Capital One Financial Corp.	2.9%
Truist Financial Corp.	2.9%
Bank of New York Mellon Corp.	2.8%
NU Holdings Limited/Cayman Islands — Class A	2.2%
Top 10 Total	33.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Basic Materials Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Basic Materials Fund
Class Name	Investor Class
Trading Symbol	RYBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Basic Materials Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$70	1.37%[2]

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned 5.06%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned 4.77% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were gold, paper & plastic packaging products & materials, and industrial gases. Those that detracted the most were steel, construction materials, and diversified chemicals. The holdings that contributed the most to performance were Newmont Corp., Kinross Gold Corp., and Air Products and Chemicals, Inc. Those that detracted the most were Nucor Corp., Cleveland-Cliffs Inc., and Arcadium Lithium plc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	5.06%	22.04%	11.87%	7.66%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Materials Index	4.77%	25.20%	13.00%	9.12%

Net Assets	$ 27,742,614
Holdings Count | shares	93
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$27,742,614
Total Number of Portfolio Holdings	93
Portfolio Turnover Rate	27%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Linde plc	4.5%
Sherwin-Williams Co.	2.8%
Freeport-McMoRan, Inc.	2.7%
Air Products and Chemicals, Inc.	2.5%
CRH plc	2.4%
Ecolab, Inc.	2.4%
Newmont Corp.	2.3%
Dow, Inc.	1.9%
Corteva, Inc.	1.9%
Nucor Corp.	1.8%
Top 10 Total	25.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Linde plc	4.5%
Sherwin-Williams Co.	2.8%
Freeport-McMoRan, Inc.	2.7%
Air Products and Chemicals, Inc.	2.5%
CRH plc	2.4%
Ecolab, Inc.	2.4%
Newmont Corp.	2.3%
Dow, Inc.	1.9%
Corteva, Inc.	1.9%
Nucor Corp.	1.8%
Top 10 Total	25.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Basic Materials Fund | Class A
Shareholder Report [Line Items]
Fund Name	Basic Materials Fund
Class Name	Class A
Trading Symbol	RYBMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Basic Materials Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$83	1.62%[2]

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 4.92%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned 4.77% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were gold, paper & plastic packaging products & materials, and industrial gases. Those that detracted the most were steel, construction materials, and diversified chemicals. The holdings that contributed the most to performance were Newmont Corp., Kinross Gold Corp., and Air Products and Chemicals, Inc. Those that detracted the most were Nucor Corp., Cleveland-Cliffs Inc., and Arcadium Lithium plc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	4.92%	21.73%	11.59%	7.40%
Class A (with sales charge)‡	-0.06%	15.94%	10.51%	6.87%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Materials Index	4.77%	25.20%	13.00%	9.12%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 27,742,614
Holdings Count | shares	93
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$27,742,614
Total Number of Portfolio Holdings	93
Portfolio Turnover Rate	27%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Linde plc	4.5%
Sherwin-Williams Co.	2.8%
Freeport-McMoRan, Inc.	2.7%
Air Products and Chemicals, Inc.	2.5%
CRH plc	2.4%
Ecolab, Inc.	2.4%
Newmont Corp.	2.3%
Dow, Inc.	1.9%
Corteva, Inc.	1.9%
Nucor Corp.	1.8%
Top 10 Total	25.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Linde plc	4.5%
Sherwin-Williams Co.	2.8%
Freeport-McMoRan, Inc.	2.7%
Air Products and Chemicals, Inc.	2.5%
CRH plc	2.4%
Ecolab, Inc.	2.4%
Newmont Corp.	2.3%
Dow, Inc.	1.9%
Corteva, Inc.	1.9%
Nucor Corp.	1.8%
Top 10 Total	25.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Basic Materials Fund | Class C
Shareholder Report [Line Items]
Fund Name	Basic Materials Fund
Class Name	Class C
Trading Symbol	RYBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Basic Materials Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$121	2.36%[2]

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	2.36%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 4.53%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Materials Index, which returned 4.77% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were gold, paper & plastic packaging products & materials, and industrial gases. Those that detracted the most were steel, construction materials, and diversified chemicals. The holdings that contributed the most to performance were Newmont Corp., Kinross Gold Corp., and Air Products and Chemicals, Inc. Those that detracted the most were Nucor Corp., Cleveland-Cliffs Inc., and Arcadium Lithium plc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	4.53%	20.83%	10.75%	6.59%
Class C (with CDSC)§	3.53%	19.83%	10.75%	6.59%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Materials Index	4.77%	25.20%	13.00%	9.12%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 27,742,614
Holdings Count | shares	93
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$27,742,614
Total Number of Portfolio Holdings	93
Portfolio Turnover Rate	27%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Linde plc	4.5%
Sherwin-Williams Co.	2.8%
Freeport-McMoRan, Inc.	2.7%
Air Products and Chemicals, Inc.	2.5%
CRH plc	2.4%
Ecolab, Inc.	2.4%
Newmont Corp.	2.3%
Dow, Inc.	1.9%
Corteva, Inc.	1.9%
Nucor Corp.	1.8%
Top 10 Total	25.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Linde plc	4.5%
Sherwin-Williams Co.	2.8%
Freeport-McMoRan, Inc.	2.7%
Air Products and Chemicals, Inc.	2.5%
CRH plc	2.4%
Ecolab, Inc.	2.4%
Newmont Corp.	2.3%
Dow, Inc.	1.9%
Corteva, Inc.	1.9%
Nucor Corp.	1.8%
Top 10 Total	25.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Basic Materials Fund | Class H
Shareholder Report [Line Items]
Fund Name	Basic Materials Fund
Class Name	Class H
Trading Symbol	RYBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Basic Materials Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$83	1.62%[2]

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 4.92%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned 4.77% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were gold, paper & plastic packaging products & materials, and industrial gases. Those that detracted the most were steel, construction materials, and diversified chemicals. The holdings that contributed the most to performance were Newmont Corp., Kinross Gold Corp., and Air Products and Chemicals, Inc. Those that detracted the most were Nucor Corp., Cleveland-Cliffs Inc., and Arcadium Lithium plc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H**	4.92%	21.74%	11.58%	7.37%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Materials Index	4.77%	25.20%	13.00%	9.12%

Net Assets	$ 27,742,614
Holdings Count | shares	93
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$27,742,614
Total Number of Portfolio Holdings	93
Portfolio Turnover Rate	27%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Linde plc	4.5%
Sherwin-Williams Co.	2.8%
Freeport-McMoRan, Inc.	2.7%
Air Products and Chemicals, Inc.	2.5%
CRH plc	2.4%
Ecolab, Inc.	2.4%
Newmont Corp.	2.3%
Dow, Inc.	1.9%
Corteva, Inc.	1.9%
Nucor Corp.	1.8%
Top 10 Total	25.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Linde plc	4.5%
Sherwin-Williams Co.	2.8%
Freeport-McMoRan, Inc.	2.7%
Air Products and Chemicals, Inc.	2.5%
CRH plc	2.4%
Ecolab, Inc.	2.4%
Newmont Corp.	2.3%
Dow, Inc.	1.9%
Corteva, Inc.	1.9%
Nucor Corp.	1.8%
Top 10 Total	25.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Biotechnology Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Biotechnology Fund
Class Name	Investor Class
Trading Symbol	RYOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Biotechnology Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$71	1.37%[2]

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned 7.10%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 5.06% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were biotechnology, pharmaceuticals, and health care services. The only industry that detracted was life sciences tools & services. The holdings that contributed the most to performance were Insmed, Inc., Alnylam Pharmaceuticals, Inc., and Amgen Inc. Those that detracted the most were Apellis Pharmaceuticals, Inc., CRISPR Therapeutics AG, and Cytokinetics, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	7.10%	21.62%	8.17%	5.97%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Health Care Index	5.06%	21.69%	13.37%	11.14%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 111,096,545
Holdings Count | shares	70
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$111,096,545
Total Number of Portfolio Holdings	70
Portfolio Turnover Rate	32%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

AbbVie, Inc.	8.8%
Amgen, Inc.	6.0%
Gilead Sciences, Inc.	4.7%
Vertex Pharmaceuticals, Inc.	4.0%
Regeneron Pharmaceuticals, Inc.	3.7%
Corteva, Inc.	3.0%
Alnylam Pharmaceuticals, Inc.	2.8%
AstraZeneca plc ADR	2.7%
Biogen, Inc.	2.4%
Moderna, Inc.	2.4%
Top 10 Total	40.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

AbbVie, Inc.	8.8%
Amgen, Inc.	6.0%
Gilead Sciences, Inc.	4.7%
Vertex Pharmaceuticals, Inc.	4.0%
Regeneron Pharmaceuticals, Inc.	3.7%
Corteva, Inc.	3.0%
Alnylam Pharmaceuticals, Inc.	2.8%
AstraZeneca plc ADR	2.7%
Biogen, Inc.	2.4%
Moderna, Inc.	2.4%
Top 10 Total	40.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Biotechnology Fund | Class A
Shareholder Report [Line Items]
Fund Name	Biotechnology Fund
Class Name	Class A
Trading Symbol	RYBOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Biotechnology Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$84	1.62%[2]

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 6.95%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 5.06% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were biotechnology, pharmaceuticals, and health care services. The only industry that detracted was life sciences tools & services. The holdings that contributed the most to performance were Insmed, Inc., Alnylam Pharmaceuticals, Inc., and Amgen Inc. Those that detracted the most were Apellis Pharmaceuticals, Inc., CRISPR Therapeutics AG, and Cytokinetics, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	6.95%	21.29%	7.90%	5.70%
Class A (with sales charge)‡	1.87%	15.52%	6.85%	5.19%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Health Care Index	5.06%	21.69%	13.37%	11.14%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 111,096,545
Holdings Count | shares	70
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$111,096,545
Total Number of Portfolio Holdings	70
Portfolio Turnover Rate	32%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

AbbVie, Inc.	8.8%
Amgen, Inc.	6.0%
Gilead Sciences, Inc.	4.7%
Vertex Pharmaceuticals, Inc.	4.0%
Regeneron Pharmaceuticals, Inc.	3.7%
Corteva, Inc.	3.0%
Alnylam Pharmaceuticals, Inc.	2.8%
AstraZeneca plc ADR	2.7%
Biogen, Inc.	2.4%
Moderna, Inc.	2.4%
Top 10 Total	40.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

AbbVie, Inc.	8.8%
Amgen, Inc.	6.0%
Gilead Sciences, Inc.	4.7%
Vertex Pharmaceuticals, Inc.	4.0%
Regeneron Pharmaceuticals, Inc.	3.7%
Corteva, Inc.	3.0%
Alnylam Pharmaceuticals, Inc.	2.8%
AstraZeneca plc ADR	2.7%
Biogen, Inc.	2.4%
Moderna, Inc.	2.4%
Top 10 Total	40.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Biotechnology Fund | Class C
Shareholder Report [Line Items]
Fund Name	Biotechnology Fund
Class Name	Class C
Trading Symbol	RYCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Biotechnology Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$123	2.37%[2]

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	2.37%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 6.56%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 5.06% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were biotechnology, pharmaceuticals, and health care services. The only industry that detracted was life sciences tools & services. The holdings that contributed the most to performance were Insmed, Inc., Alnylam Pharmaceuticals, Inc., and Amgen Inc. Those that detracted the most were Apellis Pharmaceuticals, Inc., CRISPR Therapeutics AG, and Cytokinetics, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	6.56%	20.41%	7.09%	4.91%
Class C (with CDSC)§	5.56%	19.41%	7.09%	4.91%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Health Care Index	5.06%	21.69%	13.37%	11.14%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 111,096,545
Holdings Count | shares	70
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$111,096,545
Total Number of Portfolio Holdings	70
Portfolio Turnover Rate	32%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

AbbVie, Inc.	8.8%
Amgen, Inc.	6.0%
Gilead Sciences, Inc.	4.7%
Vertex Pharmaceuticals, Inc.	4.0%
Regeneron Pharmaceuticals, Inc.	3.7%
Corteva, Inc.	3.0%
Alnylam Pharmaceuticals, Inc.	2.8%
AstraZeneca plc ADR	2.7%
Biogen, Inc.	2.4%
Moderna, Inc.	2.4%
Top 10 Total	40.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

AbbVie, Inc.	8.8%
Amgen, Inc.	6.0%
Gilead Sciences, Inc.	4.7%
Vertex Pharmaceuticals, Inc.	4.0%
Regeneron Pharmaceuticals, Inc.	3.7%
Corteva, Inc.	3.0%
Alnylam Pharmaceuticals, Inc.	2.8%
AstraZeneca plc ADR	2.7%
Biogen, Inc.	2.4%
Moderna, Inc.	2.4%
Top 10 Total	40.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Biotechnology Fund | Class H
Shareholder Report [Line Items]
Fund Name	Biotechnology Fund
Class Name	Class H
Trading Symbol	RYOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Biotechnology Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$84	1.62%[2]

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 6.96%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 5.06% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were biotechnology, pharmaceuticals, and health care services. The only industry that detracted was life sciences tools & services. The holdings that contributed the most to performance were Insmed, Inc., Alnylam Pharmaceuticals, Inc., and Amgen Inc. Those that detracted the most were Apellis Pharmaceuticals, Inc., CRISPR Therapeutics AG, and Cytokinetics, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H**	6.96%	21.31%	7.90%	5.68%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Health Care Index	5.06%	21.69%	13.37%	11.14%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 111,096,545
Holdings Count | shares	70
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$111,096,545
Total Number of Portfolio Holdings	70
Portfolio Turnover Rate	32%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

AbbVie, Inc.	8.8%
Amgen, Inc.	6.0%
Gilead Sciences, Inc.	4.7%
Vertex Pharmaceuticals, Inc.	4.0%
Regeneron Pharmaceuticals, Inc.	3.7%
Corteva, Inc.	3.0%
Alnylam Pharmaceuticals, Inc.	2.8%
AstraZeneca plc ADR	2.7%
Biogen, Inc.	2.4%
Moderna, Inc.	2.4%
Top 10 Total	40.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

AbbVie, Inc.	8.8%
Amgen, Inc.	6.0%
Gilead Sciences, Inc.	4.7%
Vertex Pharmaceuticals, Inc.	4.0%
Regeneron Pharmaceuticals, Inc.	3.7%
Corteva, Inc.	3.0%
Alnylam Pharmaceuticals, Inc.	2.8%
AstraZeneca plc ADR	2.7%
Biogen, Inc.	2.4%
Moderna, Inc.	2.4%
Top 10 Total	40.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Consumer Products Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Consumer Products Fund
Class Name	Investor Class
Trading Symbol	RYCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Consumer Products Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$70	1.37%[2]

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned 4.53%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Staples Index, which returned 10.43% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were tobacco, household products, and packaged foods & meats. Those that detracted the most were personal care products, distillers & vintners, and agricultural products & services. The holdings that contributed the most to performance were Philip Morris International, Inc., Coca-Cola Co., and Altria Group, Inc. Those that detracted the most were Celsius Holdings, Inc., Estee Lauder Companies, Inc. - Class A, and Lamb Weston Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	4.53%	15.17%	6.07%	6.48%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Consumer Staples Index	10.43%	25.32%	10.04%	9.65%

Net Assets	$ 54,831,241
Holdings Count | shares	61
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$54,831,241
Total Number of Portfolio Holdings	61
Portfolio Turnover Rate	43%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Procter & Gamble Co.	6.9%
Coca-Cola Co.	5.5%
PepsiCo, Inc.	5.1%
Philip Morris International, Inc.	4.7%
Mondelez International, Inc. — Class A	3.4%
Altria Group, Inc.	3.1%
Colgate-Palmolive Co.	3.1%
Kimberly-Clark Corp.	2.4%
Kenvue, Inc.	2.3%
Constellation Brands, Inc. — Class A	2.2%
Top 10 Total	38.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Procter & Gamble Co.	6.9%
Coca-Cola Co.	5.5%
PepsiCo, Inc.	5.1%
Philip Morris International, Inc.	4.7%
Mondelez International, Inc. — Class A	3.4%
Altria Group, Inc.	3.1%
Colgate-Palmolive Co.	3.1%
Kimberly-Clark Corp.	2.4%
Kenvue, Inc.	2.3%
Constellation Brands, Inc. — Class A	2.2%
Top 10 Total	38.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Consumer Products Fund | Class A
Shareholder Report [Line Items]
Fund Name	Consumer Products Fund
Class Name	Class A
Trading Symbol	RYPDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Consumer Products Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$83	1.62%[2]

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 4.41%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Staples Index, which returned 10.43% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were tobacco, household products, and packaged foods & meats. Those that detracted the most were personal care products, distillers & vintners, and agricultural products & services. The holdings that contributed the most to performance were Philip Morris International, Inc., Coca-Cola Co., and Altria Group, Inc. Those that detracted the most were Celsius Holdings, Inc., Estee Lauder Companies, Inc. - Class A, and Lamb Weston Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	4.41%	14.89%	5.80%	6.22%
Class A (with sales charge)‡	-0.55%	9.43%	4.78%	5.70%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Consumer Staples Index	10.43%	25.32%	10.04%	9.65%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 54,831,241
Holdings Count | shares	61
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$54,831,241
Total Number of Portfolio Holdings	61
Portfolio Turnover Rate	43%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Procter & Gamble Co.	6.9%
Coca-Cola Co.	5.5%
PepsiCo, Inc.	5.1%
Philip Morris International, Inc.	4.7%
Mondelez International, Inc. — Class A	3.4%
Altria Group, Inc.	3.1%
Colgate-Palmolive Co.	3.1%
Kimberly-Clark Corp.	2.4%
Kenvue, Inc.	2.3%
Constellation Brands, Inc. — Class A	2.2%
Top 10 Total	38.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Procter & Gamble Co.	6.9%
Coca-Cola Co.	5.5%
PepsiCo, Inc.	5.1%
Philip Morris International, Inc.	4.7%
Mondelez International, Inc. — Class A	3.4%
Altria Group, Inc.	3.1%
Colgate-Palmolive Co.	3.1%
Kimberly-Clark Corp.	2.4%
Kenvue, Inc.	2.3%
Constellation Brands, Inc. — Class A	2.2%
Top 10 Total	38.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Consumer Products Fund | Class C
Shareholder Report [Line Items]
Fund Name	Consumer Products Fund
Class Name	Class C
Trading Symbol	RYCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Consumer Products Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$121	2.36%[2]

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	2.36%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 4.00%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Staples Index, which returned 10.43% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were tobacco, household products, and packaged foods & meats. Those that detracted the most were personal care products, distillers & vintners, and agricultural products & services. The holdings that contributed the most to performance were Philip Morris International, Inc., Coca-Cola Co., and Altria Group, Inc. Those that detracted the most were Celsius Holdings, Inc., Estee Lauder Companies, Inc. - Class A, and Lamb Weston Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	4.00%	14.02%	5.01%	5.42%
Class C (with CDSC)§	3.00%	13.07%	5.01%	5.42%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Consumer Staples Index	10.43%	25.32%	10.04%	9.65%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 54,831,241
Holdings Count | shares	61
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$54,831,241
Total Number of Portfolio Holdings	61
Portfolio Turnover Rate	43%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Procter & Gamble Co.	6.9%
Coca-Cola Co.	5.5%
PepsiCo, Inc.	5.1%
Philip Morris International, Inc.	4.7%
Mondelez International, Inc. — Class A	3.4%
Altria Group, Inc.	3.1%
Colgate-Palmolive Co.	3.1%
Kimberly-Clark Corp.	2.4%
Kenvue, Inc.	2.3%
Constellation Brands, Inc. — Class A	2.2%
Top 10 Total	38.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Procter & Gamble Co.	6.9%
Coca-Cola Co.	5.5%
PepsiCo, Inc.	5.1%
Philip Morris International, Inc.	4.7%
Mondelez International, Inc. — Class A	3.4%
Altria Group, Inc.	3.1%
Colgate-Palmolive Co.	3.1%
Kimberly-Clark Corp.	2.4%
Kenvue, Inc.	2.3%
Constellation Brands, Inc. — Class A	2.2%
Top 10 Total	38.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Consumer Products Fund | Class H
Shareholder Report [Line Items]
Fund Name	Consumer Products Fund
Class Name	Class H
Trading Symbol	RYCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Consumer Products Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$83	1.62%[2]

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 4.40%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Staples Index, which returned 10.43% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were tobacco, household products, and packaged foods & meats. Those that detracted the most were personal care products, distillers & vintners, and agricultural products & services. The holdings that contributed the most to performance were Philip Morris International, Inc., Coca-Cola Co., and Altria Group, Inc. Those that detracted the most were Celsius Holdings, Inc., Estee Lauder Companies, Inc. - Class A, and Lamb Weston Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H **	4.40%	14.89%	5.80%	6.20%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Consumer Staples Index	10.43%	25.32%	10.04%	9.65%

Net Assets	$ 54,831,241
Holdings Count | shares	61
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$54,831,241
Total Number of Portfolio Holdings	61
Portfolio Turnover Rate	43%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Procter & Gamble Co.	6.9%
Coca-Cola Co.	5.5%
PepsiCo, Inc.	5.1%
Philip Morris International, Inc.	4.7%
Mondelez International, Inc. — Class A	3.4%
Altria Group, Inc.	3.1%
Colgate-Palmolive Co.	3.1%
Kimberly-Clark Corp.	2.4%
Kenvue, Inc.	2.3%
Constellation Brands, Inc. — Class A	2.2%
Top 10 Total	38.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Procter & Gamble Co.	6.9%
Coca-Cola Co.	5.5%
PepsiCo, Inc.	5.1%
Philip Morris International, Inc.	4.7%
Mondelez International, Inc. — Class A	3.4%
Altria Group, Inc.	3.1%
Colgate-Palmolive Co.	3.1%
Kimberly-Clark Corp.	2.4%
Kenvue, Inc.	2.3%
Constellation Brands, Inc. — Class A	2.2%
Top 10 Total	38.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Electronics Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Electronics Fund
Class Name	Investor Class
Trading Symbol	RYSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Electronics Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$70	1.37%[2]

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned 4.55%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 15.64% for the same period.

What factors materially affected the fund's performance over the last six months?

The only industry that contributed to performance was semiconductors. The only industry that detracted from performance was semiconductor materials & equipment. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc. and Texas Instruments, Inc. Those that detracted the most were Intel Corp., SolarEdge Technologies, Inc., and Lam Research Corp.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	4.55%	45.16%	26.86%	21.20%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Information Technology Index	15.64%	52.68%	26.74%	22.40%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 132,452,381
Holdings Count | shares	57
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$132,452,381
Total Number of Portfolio Holdings	57
Portfolio Turnover Rate	32%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

NVIDIA Corp.	15.6%
Broadcom, Inc.	8.2%
Advanced Micro Devices, Inc.	4.9%
Texas Instruments, Inc.	4.1%
QUALCOMM, Inc.	4.1%
Applied Materials, Inc.	4.0%
Micron Technology, Inc.	3.5%
Intel Corp.	3.2%
Analog Devices, Inc.	3.2%
Lam Research Corp.	3.1%
Top 10 Total	53.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

NVIDIA Corp.	15.6%
Broadcom, Inc.	8.2%
Advanced Micro Devices, Inc.	4.9%
Texas Instruments, Inc.	4.1%
QUALCOMM, Inc.	4.1%
Applied Materials, Inc.	4.0%
Micron Technology, Inc.	3.5%
Intel Corp.	3.2%
Analog Devices, Inc.	3.2%
Lam Research Corp.	3.1%
Top 10 Total	53.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Electronics Fund | Class A
Shareholder Report [Line Items]
Fund Name	Electronics Fund
Class Name	Class A
Trading Symbol	RYELX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Electronics Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$83	1.62%[2]

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 4.41%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 15.64% for the same period.

What factors materially affected the fund's performance over the last six months?

The only industry that contributed to performance was semiconductors. The only industry that detracted from performance was semiconductor materials & equipment. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc. and Texas Instruments, Inc. Those that detracted the most were Intel Corp., SolarEdge Technologies, Inc., and Lam Research Corp.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	4.41%	44.80%	26.55%	20.91%
Class A (with sales charge)‡	-0.54%	37.92%	25.32%	20.32%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Information Technology Index	15.64%	52.68%	26.74%	22.40%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 132,452,381
Holdings Count | shares	57
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$132,452,381
Total Number of Portfolio Holdings	57
Portfolio Turnover Rate	32%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

NVIDIA Corp.	15.6%
Broadcom, Inc.	8.2%
Advanced Micro Devices, Inc.	4.9%
Texas Instruments, Inc.	4.1%
QUALCOMM, Inc.	4.1%
Applied Materials, Inc.	4.0%
Micron Technology, Inc.	3.5%
Intel Corp.	3.2%
Analog Devices, Inc.	3.2%
Lam Research Corp.	3.1%
Top 10 Total	53.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

NVIDIA Corp.	15.6%
Broadcom, Inc.	8.2%
Advanced Micro Devices, Inc.	4.9%
Texas Instruments, Inc.	4.1%
QUALCOMM, Inc.	4.1%
Applied Materials, Inc.	4.0%
Micron Technology, Inc.	3.5%
Intel Corp.	3.2%
Analog Devices, Inc.	3.2%
Lam Research Corp.	3.1%
Top 10 Total	53.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Electronics Fund | Class C
Shareholder Report [Line Items]
Fund Name	Electronics Fund
Class Name	Class C
Trading Symbol	RYSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Electronics Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$121	2.37%[2]

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	2.37%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 4.02%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 15.64% for the same period.

What factors materially affected the fund's performance over the last six months?

The only industry that contributed to performance was semiconductors. The only industry that detracted from performance was semiconductor materials & equipment. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc. and Texas Instruments, Inc. Those that detracted the most were Intel Corp., SolarEdge Technologies, Inc., and Lam Research Corp.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	4.02%	43.72%	25.60%	20.01%
Class C (with CDSC)§	3.02%	42.72%	25.60%	20.01%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Information Technology Index	15.64%	52.68%	26.74%	22.40%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 132,452,381
Holdings Count | shares	57
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$132,452,381
Total Number of Portfolio Holdings	57
Portfolio Turnover Rate	32%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

NVIDIA Corp.	15.6%
Broadcom, Inc.	8.2%
Advanced Micro Devices, Inc.	4.9%
Texas Instruments, Inc.	4.1%
QUALCOMM, Inc.	4.1%
Applied Materials, Inc.	4.0%
Micron Technology, Inc.	3.5%
Intel Corp.	3.2%
Analog Devices, Inc.	3.2%
Lam Research Corp.	3.1%
Top 10 Total	53.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

NVIDIA Corp.	15.6%
Broadcom, Inc.	8.2%
Advanced Micro Devices, Inc.	4.9%
Texas Instruments, Inc.	4.1%
QUALCOMM, Inc.	4.1%
Applied Materials, Inc.	4.0%
Micron Technology, Inc.	3.5%
Intel Corp.	3.2%
Analog Devices, Inc.	3.2%
Lam Research Corp.	3.1%
Top 10 Total	53.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Electronics Fund | Class H
Shareholder Report [Line Items]
Fund Name	Electronics Fund
Class Name	Class H
Trading Symbol	RYSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Electronics Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$83	1.62%[2]

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 4.42%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 15.64% for the same period.

What factors materially affected the fund's performance over the last six months?

The only industry that contributed to performance was semiconductors. The only industry that detracted from performance was semiconductor materials & equipment. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc. and Texas Instruments, Inc. Those that detracted the most were Intel Corp., SolarEdge Technologies, Inc., and Lam Research Corp.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H**	4.42%	44.80%	26.55%	20.87%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Information Technology Index	15.64%	52.68%	26.74%	22.40%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 132,452,381
Holdings Count | shares	57
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$132,452,381
Total Number of Portfolio Holdings	57
Portfolio Turnover Rate	32%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

NVIDIA Corp.	15.6%
Broadcom, Inc.	8.2%
Advanced Micro Devices, Inc.	4.9%
Texas Instruments, Inc.	4.1%
QUALCOMM, Inc.	4.1%
Applied Materials, Inc.	4.0%
Micron Technology, Inc.	3.5%
Intel Corp.	3.2%
Analog Devices, Inc.	3.2%
Lam Research Corp.	3.1%
Top 10 Total	53.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

NVIDIA Corp.	15.6%
Broadcom, Inc.	8.2%
Advanced Micro Devices, Inc.	4.9%
Texas Instruments, Inc.	4.1%
QUALCOMM, Inc.	4.1%
Applied Materials, Inc.	4.0%
Micron Technology, Inc.	3.5%
Intel Corp.	3.2%
Analog Devices, Inc.	3.2%
Lam Research Corp.	3.1%
Top 10 Total	53.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Energy Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Energy Fund
Class Name	Investor Class
Trading Symbol	RYEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Energy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$66	1.36%[2]

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned -7.36%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned -4.68% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were oil & gas storage & transportation, semiconductors, and coal & consumable fuels. Those that detracted the most were oil & gas exploration & production, oil & gas refining & marketing, and oil & gas equipment & services. The holdings that contributed the most to performance were First Solar, Inc., Targa Resources Corp., and Williams Companies, Inc. Those that detracted the most were SolarEdge Technologies, Inc., ConocoPhillips, and Schlumberger N.V.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	-7.36%	-2.19%	10.58%	-1.75%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Energy Index	-4.68%	0.84%	13.90%	3.99%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 20,684,238
Holdings Count | shares	86
Investment Company, Portfolio Turnover	219.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$20,684,238
Total Number of Portfolio Holdings	86
Portfolio Turnover Rate	219%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Exxon Mobil Corp.	7.2%
Chevron Corp.	5.0%
ConocoPhillips	3.4%
EOG Resources, Inc.	2.6%
Schlumberger N.V.	2.4%
Phillips 66	2.3%
Williams Companies, Inc.	2.3%
Marathon Petroleum Corp.	2.2%
ONEOK, Inc.	2.2%
Diamondback Energy, Inc.	2.1%
Top 10 Total	31.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Exxon Mobil Corp.	7.2%
Chevron Corp.	5.0%
ConocoPhillips	3.4%
EOG Resources, Inc.	2.6%
Schlumberger N.V.	2.4%
Phillips 66	2.3%
Williams Companies, Inc.	2.3%
Marathon Petroleum Corp.	2.2%
ONEOK, Inc.	2.2%
Diamondback Energy, Inc.	2.1%
Top 10 Total	31.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Energy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Energy Fund
Class Name	Class A
Trading Symbol	RYENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Energy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$78	1.62%[2]

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned -7.48%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned -4.68% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were oil & gas storage & transportation, semiconductors, and coal & consumable fuels. Those that detracted the most were oil & gas exploration & production, oil & gas refining & marketing, and oil & gas equipment & services. The holdings that contributed the most to performance were First Solar, Inc., Targa Resources Corp., and Williams Companies, Inc. Those that detracted the most were SolarEdge Technologies, Inc., ConocoPhillips, and Schlumberger N.V.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-7.48%	-2.44%	10.31%	-1.98%
Class A (with sales charge)‡	-11.87%	-7.07%	9.24%	-2.45%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Energy Index	-4.68%	0.84%	13.90%	3.99%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 20,684,238
Holdings Count | shares	86
Investment Company, Portfolio Turnover	219.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$20,684,238
Total Number of Portfolio Holdings	86
Portfolio Turnover Rate	219%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Exxon Mobil Corp.	7.2%
Chevron Corp.	5.0%
ConocoPhillips	3.4%
EOG Resources, Inc.	2.6%
Schlumberger N.V.	2.4%
Phillips 66	2.3%
Williams Companies, Inc.	2.3%
Marathon Petroleum Corp.	2.2%
ONEOK, Inc.	2.2%
Diamondback Energy, Inc.	2.1%
Top 10 Total	31.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Exxon Mobil Corp.	7.2%
Chevron Corp.	5.0%
ConocoPhillips	3.4%
EOG Resources, Inc.	2.6%
Schlumberger N.V.	2.4%
Phillips 66	2.3%
Williams Companies, Inc.	2.3%
Marathon Petroleum Corp.	2.2%
ONEOK, Inc.	2.2%
Diamondback Energy, Inc.	2.1%
Top 10 Total	31.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Energy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Energy Fund
Class Name	Class C
Trading Symbol	RYECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Energy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$114	2.37%[2]

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	2.37%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned -7.82%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned -4.68% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were oil & gas storage & transportation, semiconductors, and coal & consumable fuels. Those that detracted the most were oil & gas exploration & production, oil & gas refining & marketing, and oil & gas equipment & services. The holdings that contributed the most to performance were First Solar, Inc., Targa Resources Corp., and Williams Companies, Inc. Those that detracted the most were SolarEdge Technologies, Inc., ConocoPhillips, and Schlumberger N.V.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-7.82%	-3.17%	9.49%	-2.73%
Class C (with CDSC)§	-8.74%	-4.10%	9.49%	-2.73%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Energy Index	-4.68%	0.84%	13.90%	3.99%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 20,684,238
Holdings Count | shares	86
Investment Company, Portfolio Turnover	219.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$20,684,238
Total Number of Portfolio Holdings	86
Portfolio Turnover Rate	219%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Exxon Mobil Corp.	7.2%
Chevron Corp.	5.0%
ConocoPhillips	3.4%
EOG Resources, Inc.	2.6%
Schlumberger N.V.	2.4%
Phillips 66	2.3%
Williams Companies, Inc.	2.3%
Marathon Petroleum Corp.	2.2%
ONEOK, Inc.	2.2%
Diamondback Energy, Inc.	2.1%
Top 10 Total	31.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Exxon Mobil Corp.	7.2%
Chevron Corp.	5.0%
ConocoPhillips	3.4%
EOG Resources, Inc.	2.6%
Schlumberger N.V.	2.4%
Phillips 66	2.3%
Williams Companies, Inc.	2.3%
Marathon Petroleum Corp.	2.2%
ONEOK, Inc.	2.2%
Diamondback Energy, Inc.	2.1%
Top 10 Total	31.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Energy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Energy Fund
Class Name	Class H
Trading Symbol	RYEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Energy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$77	1.60%[2]

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned -7.49%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned -4.68% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were oil & gas storage & transportation, semiconductors, and coal & consumable fuels. Those that detracted the most were oil & gas exploration & production, oil & gas refining & marketing, and oil & gas equipment & services. The holdings that contributed the most to performance were First Solar, Inc., Targa Resources Corp., and Williams Companies, Inc. Those that detracted the most were SolarEdge Technologies, Inc., ConocoPhillips, and Schlumberger N.V.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H**	-7.49%	-2.44%	10.31%	-2.03%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Energy Index	-4.68%	0.84%	13.90%	3.99%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 20,684,238
Holdings Count | shares	86
Investment Company, Portfolio Turnover	219.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$20,684,238
Total Number of Portfolio Holdings	86
Portfolio Turnover Rate	219%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Exxon Mobil Corp.	7.2%
Chevron Corp.	5.0%
ConocoPhillips	3.4%
EOG Resources, Inc.	2.6%
Schlumberger N.V.	2.4%
Phillips 66	2.3%
Williams Companies, Inc.	2.3%
Marathon Petroleum Corp.	2.2%
ONEOK, Inc.	2.2%
Diamondback Energy, Inc.	2.1%
Top 10 Total	31.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Exxon Mobil Corp.	7.2%
Chevron Corp.	5.0%
ConocoPhillips	3.4%
EOG Resources, Inc.	2.6%
Schlumberger N.V.	2.4%
Phillips 66	2.3%
Williams Companies, Inc.	2.3%
Marathon Petroleum Corp.	2.2%
ONEOK, Inc.	2.2%
Diamondback Energy, Inc.	2.1%
Top 10 Total	31.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Energy Services Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Energy Services Fund
Class Name	Investor Class
Trading Symbol	RYVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Energy Services Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$63	1.36%[2]

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned -13.84%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned -4.68% for the same period.

What factors materially affected the fund's performance over the last six months?

No industry contributed to performance. The industries that detracted the most were oil & gas equipment & services and oil & gas drilling. The holdings that contributed the most to performance were Baker Hughes Co., Cactus, Inc. – Class A, and U.S. Silica Holdings, Inc. Those that detracted the most were Schlumberger N.V., Halliburton Co., and Patterson-UTI Energy, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	-13.84%	-14.20%	3.06%	-11.98%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Energy Index	-4.68%	0.84%	13.90%	3.99%

Net Assets	$ 6,748,377
Holdings Count | shares	33
Investment Company, Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$6,748,377
Total Number of Portfolio Holdings	33
Portfolio Turnover Rate	95%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Schlumberger N.V.	13.0%
Baker Hughes Co.	10.1%
Halliburton Co.	8.0%
TechnipFMC plc	4.2%
NOV, Inc.	4.0%
ChampionX Corp.	4.0%
Weatherford International plc	3.8%
Noble Corporation plc	3.8%
Cactus, Inc. — Class A	3.6%
Tenaris S.A. ADR	3.3%
Top 10 Total	57.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Schlumberger N.V.	13.0%
Baker Hughes Co.	10.1%
Halliburton Co.	8.0%
TechnipFMC plc	4.2%
NOV, Inc.	4.0%
ChampionX Corp.	4.0%
Weatherford International plc	3.8%
Noble Corporation plc	3.8%
Cactus, Inc. — Class A	3.6%
Tenaris S.A. ADR	3.3%
Top 10 Total	57.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Energy Services Fund | Class A
Shareholder Report [Line Items]
Fund Name	Energy Services Fund
Class Name	Class A
Trading Symbol	RYESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Energy Services Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$76	1.62%[2]

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned -13.95%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned -4.68% for the same period.

What factors materially affected the fund's performance over the last six months?

No industry contributed to performance. The industries that detracted the most were oil & gas equipment & services and oil & gas drilling. The holdings that contributed the most to performance were Baker Hughes Co., Cactus, Inc. – Class A, and U.S. Silica Holdings, Inc. Those that detracted the most were Schlumberger N.V., Halliburton Co., and Patterson-UTI Energy, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-13.95%	-14.42%	2.79%	-12.21%
Class A (with sales charge)‡	-18.04%	-18.48%	1.80%	-12.63%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Energy Index	-4.68%	0.84%	13.90%	3.99%

Net Assets	$ 6,748,377
Holdings Count | shares	33
Investment Company, Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$6,748,377
Total Number of Portfolio Holdings	33
Portfolio Turnover Rate	95%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Schlumberger N.V.	13.0%
Baker Hughes Co.	10.1%
Halliburton Co.	8.0%
TechnipFMC plc	4.2%
NOV, Inc.	4.0%
ChampionX Corp.	4.0%
Weatherford International plc	3.8%
Noble Corporation plc	3.8%
Cactus, Inc. — Class A	3.6%
Tenaris S.A. ADR	3.3%
Top 10 Total	57.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Schlumberger N.V.	13.0%
Baker Hughes Co.	10.1%
Halliburton Co.	8.0%
TechnipFMC plc	4.2%
NOV, Inc.	4.0%
ChampionX Corp.	4.0%
Weatherford International plc	3.8%
Noble Corporation plc	3.8%
Cactus, Inc. — Class A	3.6%
Tenaris S.A. ADR	3.3%
Top 10 Total	57.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Energy Services Fund | Class C
Shareholder Report [Line Items]
Fund Name	Energy Services Fund
Class Name	Class C
Trading Symbol	RYVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Energy Services Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$110	2.37%[2]

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.37%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned -14.27%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned -4.68% for the same period.

What factors materially affected the fund's performance over the last six months?

No industry contributed to performance. The industries that detracted the most were oil & gas equipment & services and oil & gas drilling. The holdings that contributed the most to performance were Baker Hughes Co., Cactus, Inc. – Class A, and U.S. Silica Holdings, Inc. Those that detracted the most were Schlumberger N.V., Halliburton Co., and Patterson-UTI Energy, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-14.27%	-15.05%	2.03%	-12.86%
Class C (with CDSC)§	-15.14%	-15.90%	2.03%	-12.86%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Energy Index	-4.68%	0.84%	13.90%	3.99%

Net Assets	$ 6,748,377
Holdings Count | shares	33
Investment Company, Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$6,748,377
Total Number of Portfolio Holdings	33
Portfolio Turnover Rate	95%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Schlumberger N.V.	13.0%
Baker Hughes Co.	10.1%
Halliburton Co.	8.0%
TechnipFMC plc	4.2%
NOV, Inc.	4.0%
ChampionX Corp.	4.0%
Weatherford International plc	3.8%
Noble Corporation plc	3.8%
Cactus, Inc. — Class A	3.6%
Tenaris S.A. ADR	3.3%
Top 10 Total	57.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Schlumberger N.V.	13.0%
Baker Hughes Co.	10.1%
Halliburton Co.	8.0%
TechnipFMC plc	4.2%
NOV, Inc.	4.0%
ChampionX Corp.	4.0%
Weatherford International plc	3.8%
Noble Corporation plc	3.8%
Cactus, Inc. — Class A	3.6%
Tenaris S.A. ADR	3.3%
Top 10 Total	57.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Energy Services Fund | Class H
Shareholder Report [Line Items]
Fund Name	Energy Services Fund
Class Name	Class H
Trading Symbol	RYVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Energy Services Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$76	1.62%[2]

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned -13.96%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned -4.68% for the same period.

What factors materially affected the fund's performance over the last six months?

No industry contributed to performance. The industries that detracted the most were oil & gas equipment & services and oil & gas drilling. The holdings that contributed the most to performance were Baker Hughes Co., Cactus, Inc. – Class A, and U.S. Silica Holdings, Inc. Those that detracted the most were Schlumberger N.V., Halliburton Co., and Patterson-UTI Energy, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H**	-13.96%	-14.42%	2.79%	-12.23%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Energy Index	-4.68%	0.84%	13.90%	3.99%

Net Assets	$ 6,748,377
Holdings Count | shares	33
Investment Company, Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$6,748,377
Total Number of Portfolio Holdings	33
Portfolio Turnover Rate	95%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Schlumberger N.V.	13.0%
Baker Hughes Co.	10.1%
Halliburton Co.	8.0%
TechnipFMC plc	4.2%
NOV, Inc.	4.0%
ChampionX Corp.	4.0%
Weatherford International plc	3.8%
Noble Corporation plc	3.8%
Cactus, Inc. — Class A	3.6%
Tenaris S.A. ADR	3.3%
Top 10 Total	57.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Schlumberger N.V.	13.0%
Baker Hughes Co.	10.1%
Halliburton Co.	8.0%
TechnipFMC plc	4.2%
NOV, Inc.	4.0%
ChampionX Corp.	4.0%
Weatherford International plc	3.8%
Noble Corporation plc	3.8%
Cactus, Inc. — Class A	3.6%
Tenaris S.A. ADR	3.3%
Top 10 Total	57.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Financial Services Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Financial Services Fund
Class Name	Investor Class
Trading Symbol	RYFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Financial Services Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$72	1.37%[2]

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned 9.49%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the S&P 500 Financials Index, which returned 8.41% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were diversified banks, asset management & custody banks, and property & casualty insurance. Those that detracted the most were transaction & payment processing services, hotel & resort REITs, and timber REITs. The holdings that contributed the most to performance were Welltower, Inc., Berkshire Hathaway, Inc. – Class B, and Goldman Sachs Group, Inc. Those that detracted the most were Coinbase Global, Inc. – Class A, XP, Inc. – Class A, and StoneCo Ltd. – Class A.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	9.49%	38.17%	9.82%	8.95%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Financials Index	8.41%	39.01%	12.40%	11.45%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 16,478,980
Holdings Count | shares	157
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$16,478,980
Total Number of Portfolio Holdings	157
Portfolio Turnover Rate	122%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Berkshire Hathaway, Inc. — Class B	3.2%
JPMorgan Chase & Co.	2.5%
Visa, Inc. — Class A	2.4%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.7%
Wells Fargo & Co.	1.5%
Blackstone, Inc. — Class A	1.4%
Goldman Sachs Group, Inc.	1.3%
S&P Global, Inc.	1.3%
Progressive Corp.	1.3%
Top 10 Total	18.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Berkshire Hathaway, Inc. — Class B	3.2%
JPMorgan Chase & Co.	2.5%
Visa, Inc. — Class A	2.4%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.7%
Wells Fargo & Co.	1.5%
Blackstone, Inc. — Class A	1.4%
Goldman Sachs Group, Inc.	1.3%
S&P Global, Inc.	1.3%
Progressive Corp.	1.3%
Top 10 Total	18.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Financial Services Fund | Class A
Shareholder Report [Line Items]
Fund Name	Financial Services Fund
Class Name	Class A
Trading Symbol	RYFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Financial Services Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$85	1.62%[2]

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 9.36%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the S&P 500 Financials Index, which returned 8.41% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were diversified banks, asset management & custody banks, and property & casualty insurance. Those that detracted the most were transaction & payment processing services, hotel & resort REITs, and timber REITs. The holdings that contributed the most to performance were Welltower, Inc., Berkshire Hathaway, Inc. – Class B, and Goldman Sachs Group, Inc. Those that detracted the most were Coinbase Global, Inc. – Class A, XP, Inc. – Class A, and StoneCo Ltd. – Class A.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	9.36%	37.83%	9.55%	8.68%
Class A (with sales charge)‡	4.17%	31.29%	8.49%	8.15%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Financials Index	8.41%	39.01%	12.40%	11.45%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 16,478,980
Holdings Count | shares	157
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$16,478,980
Total Number of Portfolio Holdings	157
Portfolio Turnover Rate	122%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Berkshire Hathaway, Inc. — Class B	3.2%
JPMorgan Chase & Co.	2.5%
Visa, Inc. — Class A	2.4%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.7%
Wells Fargo & Co.	1.5%
Blackstone, Inc. — Class A	1.4%
Goldman Sachs Group, Inc.	1.3%
S&P Global, Inc.	1.3%
Progressive Corp.	1.3%
Top 10 Total	18.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Berkshire Hathaway, Inc. — Class B	3.2%
JPMorgan Chase & Co.	2.5%
Visa, Inc. — Class A	2.4%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.7%
Wells Fargo & Co.	1.5%
Blackstone, Inc. — Class A	1.4%
Goldman Sachs Group, Inc.	1.3%
S&P Global, Inc.	1.3%
Progressive Corp.	1.3%
Top 10 Total	18.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Financial Services Fund | Class C
Shareholder Report [Line Items]
Fund Name	Financial Services Fund
Class Name	Class C
Trading Symbol	RYFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Financial Services Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$124	2.37%[2]

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	2.37%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 8.94%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the S&P 500 Financials Index, which returned 8.41% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were diversified banks, asset management & custody banks, and property & casualty insurance. Those that detracted the most were transaction & payment processing services, hotel & resort REITs, and timber REITs. The holdings that contributed the most to performance were Welltower, Inc., Berkshire Hathaway, Inc. – Class B, and Goldman Sachs Group, Inc. Those that detracted the most were Coinbase Global, Inc. – Class A, XP, Inc. – Class A, and StoneCo Ltd. – Class A.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	8.94%	36.81%	8.73%	7.87%
Class C (with CDSC)§	7.94%	35.81%	8.73%	7.87%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Financials Index	8.41%	39.01%	12.40%	11.45%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 16,478,980
Holdings Count | shares	157
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$16,478,980
Total Number of Portfolio Holdings	157
Portfolio Turnover Rate	122%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Berkshire Hathaway, Inc. — Class B	3.2%
JPMorgan Chase & Co.	2.5%
Visa, Inc. — Class A	2.4%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.7%
Wells Fargo & Co.	1.5%
Blackstone, Inc. — Class A	1.4%
Goldman Sachs Group, Inc.	1.3%
S&P Global, Inc.	1.3%
Progressive Corp.	1.3%
Top 10 Total	18.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Berkshire Hathaway, Inc. — Class B	3.2%
JPMorgan Chase & Co.	2.5%
Visa, Inc. — Class A	2.4%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.7%
Wells Fargo & Co.	1.5%
Blackstone, Inc. — Class A	1.4%
Goldman Sachs Group, Inc.	1.3%
S&P Global, Inc.	1.3%
Progressive Corp.	1.3%
Top 10 Total	18.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Financial Services Fund | Class H
Shareholder Report [Line Items]
Fund Name	Financial Services Fund
Class Name	Class H
Trading Symbol	RYFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Financial Services Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$85	1.62%[2]

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 9.37%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the S&P 500 Financials Index, which returned 8.41% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were diversified banks, asset management & custody banks, and property & casualty insurance. Those that detracted the most were transaction & payment processing services, hotel & resort REITs, and timber REITs. The holdings that contributed the most to performance were Welltower, Inc., Berkshire Hathaway, Inc. – Class B, and Goldman Sachs Group, Inc. Those that detracted the most were Coinbase Global, Inc. – Class A, XP, Inc. – Class A, and StoneCo Ltd. – Class A.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H**	9.37%	37.83%	9.55%	8.66%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Financials Index	8.41%	39.01%	12.40%	11.45%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 16,478,980
Holdings Count | shares	157
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$16,478,980
Total Number of Portfolio Holdings	157
Portfolio Turnover Rate	122%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Berkshire Hathaway, Inc. — Class B	3.2%
JPMorgan Chase & Co.	2.5%
Visa, Inc. — Class A	2.4%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.7%
Wells Fargo & Co.	1.5%
Blackstone, Inc. — Class A	1.4%
Goldman Sachs Group, Inc.	1.3%
S&P Global, Inc.	1.3%
Progressive Corp.	1.3%
Top 10 Total	18.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Berkshire Hathaway, Inc. — Class B	3.2%
JPMorgan Chase & Co.	2.5%
Visa, Inc. — Class A	2.4%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.7%
Wells Fargo & Co.	1.5%
Blackstone, Inc. — Class A	1.4%
Goldman Sachs Group, Inc.	1.3%
S&P Global, Inc.	1.3%
Progressive Corp.	1.3%
Top 10 Total	18.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Health Care Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Health Care Fund
Class Name	Investor Class
Trading Symbol	RYHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Health Care Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$70	1.37%[2]

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned 3.00%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 5.06% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were biotechnology, pharmaceuticals, and health care facilities. Those that detracted the most were life sciences tools & services, health care equipment, and health care technology. The holdings that contributed the most to performance were UnitedHealth Group, Inc., Eli Lilly and Co., and Alnylam Pharmaceuticals, Inc. Those that detracted the most were DexCom, Inc., Edwards Lifesciences Corp., and Merck & Company, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	3.00%	19.71%	10.80%	8.76%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Health Care Index	5.06%	21.69%	13.37%	11.14%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 23,688,931
Holdings Count | shares	120
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$23,688,931
Total Number of Portfolio Holdings	120
Portfolio Turnover Rate	67%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Eli Lilly & Co.	4.0%
UnitedHealth Group, Inc.	3.5%
Johnson & Johnson	3.0%
AbbVie, Inc.	2.9%
Merck & Company, Inc.	2.5%
Thermo Fisher Scientific, Inc.	2.4%
Abbott Laboratories	2.1%
Danaher Corp.	2.1%
Intuitive Surgical, Inc.	2.0%
Amgen, Inc.	2.0%
Top 10 Total	26.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Eli Lilly & Co.	4.0%
UnitedHealth Group, Inc.	3.5%
Johnson & Johnson	3.0%
AbbVie, Inc.	2.9%
Merck & Company, Inc.	2.5%
Thermo Fisher Scientific, Inc.	2.4%
Abbott Laboratories	2.1%
Danaher Corp.	2.1%
Intuitive Surgical, Inc.	2.0%
Amgen, Inc.	2.0%
Top 10 Total	26.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Health Care Fund | Class A
Shareholder Report [Line Items]
Fund Name	Health Care Fund
Class Name	Class A
Trading Symbol	RYHEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Health Care Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$82	1.62%[2]

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 2.86%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 5.06% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were biotechnology, pharmaceuticals, and health care facilities. Those that detracted the most were life sciences tools & services, health care equipment, and health care technology. The holdings that contributed the most to performance were UnitedHealth Group, Inc., Eli Lilly and Co., and Alnylam Pharmaceuticals, Inc. Those that detracted the most were DexCom, Inc., Edwards Lifesciences Corp., and Merck & Company, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	2.86%	19.39%	10.53%	8.48%
Class A (with sales charge)‡	-2.03%	13.72%	9.46%	7.95%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Health Care Index	5.06%	21.69%	13.37%	11.14%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 23,688,931
Holdings Count | shares	120
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$23,688,931
Total Number of Portfolio Holdings	120
Portfolio Turnover Rate	67%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Eli Lilly & Co.	4.0%
UnitedHealth Group, Inc.	3.5%
Johnson & Johnson	3.0%
AbbVie, Inc.	2.9%
Merck & Company, Inc.	2.5%
Thermo Fisher Scientific, Inc.	2.4%
Abbott Laboratories	2.1%
Danaher Corp.	2.1%
Intuitive Surgical, Inc.	2.0%
Amgen, Inc.	2.0%
Top 10 Total	26.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Eli Lilly & Co.	4.0%
UnitedHealth Group, Inc.	3.5%
Johnson & Johnson	3.0%
AbbVie, Inc.	2.9%
Merck & Company, Inc.	2.5%
Thermo Fisher Scientific, Inc.	2.4%
Abbott Laboratories	2.1%
Danaher Corp.	2.1%
Intuitive Surgical, Inc.	2.0%
Amgen, Inc.	2.0%
Top 10 Total	26.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Health Care Fund | Class C
Shareholder Report [Line Items]
Fund Name	Health Care Fund
Class Name	Class C
Trading Symbol	RYHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Health Care Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$120	2.36%[2]

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	2.36%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 2.47%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 5.06% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were biotechnology, pharmaceuticals, and health care facilities. Those that detracted the most were life sciences tools & services, health care equipment, and health care technology. The holdings that contributed the most to performance were UnitedHealth Group, Inc., Eli Lilly and Co., and Alnylam Pharmaceuticals, Inc. Those that detracted the most were DexCom, Inc., Edwards Lifesciences Corp., and Merck & Company, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	2.47%	18.52%	9.72%	7.68%
Class C (with CDSC)§	1.47%	17.52%	9.72%	7.68%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Health Care Index	5.06%	21.69%	13.37%	11.14%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 23,688,931
Holdings Count | shares	120
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$23,688,931
Total Number of Portfolio Holdings	120
Portfolio Turnover Rate	67%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Eli Lilly & Co.	4.0%
UnitedHealth Group, Inc.	3.5%
Johnson & Johnson	3.0%
AbbVie, Inc.	2.9%
Merck & Company, Inc.	2.5%
Thermo Fisher Scientific, Inc.	2.4%
Abbott Laboratories	2.1%
Danaher Corp.	2.1%
Intuitive Surgical, Inc.	2.0%
Amgen, Inc.	2.0%
Top 10 Total	26.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Eli Lilly & Co.	4.0%
UnitedHealth Group, Inc.	3.5%
Johnson & Johnson	3.0%
AbbVie, Inc.	2.9%
Merck & Company, Inc.	2.5%
Thermo Fisher Scientific, Inc.	2.4%
Abbott Laboratories	2.1%
Danaher Corp.	2.1%
Intuitive Surgical, Inc.	2.0%
Amgen, Inc.	2.0%
Top 10 Total	26.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Health Care Fund | Class H
Shareholder Report [Line Items]
Fund Name	Health Care Fund
Class Name	Class H
Trading Symbol	RYHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Health Care Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$82	1.62%[2]

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 2.85%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 5.06% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were biotechnology, pharmaceuticals, and health care facilities. Those that detracted the most were life sciences tools & services, health care equipment, and health care technology. The holdings that contributed the most to performance were UnitedHealth Group, Inc., Eli Lilly and Co., and Alnylam Pharmaceuticals, Inc. Those that detracted the most were DexCom, Inc., Edwards Lifesciences Corp., and Merck & Company, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H**	2.85%	19.41%	10.54%	8.46%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Health Care Index	5.06%	21.69%	13.37%	11.14%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 23,688,931
Holdings Count | shares	120
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$23,688,931
Total Number of Portfolio Holdings	120
Portfolio Turnover Rate	67%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Eli Lilly & Co.	4.0%
UnitedHealth Group, Inc.	3.5%
Johnson & Johnson	3.0%
AbbVie, Inc.	2.9%
Merck & Company, Inc.	2.5%
Thermo Fisher Scientific, Inc.	2.4%
Abbott Laboratories	2.1%
Danaher Corp.	2.1%
Intuitive Surgical, Inc.	2.0%
Amgen, Inc.	2.0%
Top 10 Total	26.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Eli Lilly & Co.	4.0%
UnitedHealth Group, Inc.	3.5%
Johnson & Johnson	3.0%
AbbVie, Inc.	2.9%
Merck & Company, Inc.	2.5%
Thermo Fisher Scientific, Inc.	2.4%
Abbott Laboratories	2.1%
Danaher Corp.	2.1%
Intuitive Surgical, Inc.	2.0%
Amgen, Inc.	2.0%
Top 10 Total	26.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Internet Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Internet Fund
Class Name	Investor Class
Trading Symbol	RYIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Internet Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$71	1.36%[2]

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned 7.59%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 15.64% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were communications equipment, broadline retail, and interactive home entertainment. Those that detracted the most were internet services & infrastructure, health care technology, and passenger ground transportation. The holdings that contributed the most to performance were Meta Platforms, Inc. – Class A, Alphabet, Inc. – Class A, and Bilibili, Inc. ADR. Those that detracted the most were Airbnb, Inc. – Class A, Snowflake, Inc. – Class A, and CoStar Group, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	7.59%	32.61%	9.23%	10.49%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Information Technology Index	15.64%	52.68%	26.74%	22.40%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 12,234,793
Holdings Count | shares	82
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$12,234,793
Total Number of Portfolio Holdings	82
Portfolio Turnover Rate	43%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Alphabet, Inc. — Class A	6.8%
Amazon.com, Inc.	6.5%
Meta Platforms, Inc. — Class A	6.0%
Netflix, Inc.	3.8%
Salesforce, Inc.	3.6%
Cisco Systems, Inc.	3.1%
Adobe, Inc.	3.1%
Uber Technologies, Inc.	2.8%
Arista Networks, Inc.	2.2%
PayPal Holdings, Inc.	2.0%
Top 10 Total	39.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Alphabet, Inc. — Class A	6.8%
Amazon.com, Inc.	6.5%
Meta Platforms, Inc. — Class A	6.0%
Netflix, Inc.	3.8%
Salesforce, Inc.	3.6%
Cisco Systems, Inc.	3.1%
Adobe, Inc.	3.1%
Uber Technologies, Inc.	2.8%
Arista Networks, Inc.	2.2%
PayPal Holdings, Inc.	2.0%
Top 10 Total	39.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Internet Fund | Class A
Shareholder Report [Line Items]
Fund Name	Internet Fund
Class Name	Class A
Trading Symbol	RYINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Internet Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$84	1.62%[2]

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 7.47%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 15.64% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were communications equipment, broadline retail, and interactive home entertainment. Those that detracted the most were internet services & infrastructure, health care technology, and passenger ground transportation. The holdings that contributed the most to performance were Meta Platforms, Inc. – Class A, Alphabet, Inc. – Class A, and Bilibili, Inc. ADR. Those that detracted the most were Airbnb, Inc. – Class A, Snowflake, Inc. – Class A, and CoStar Group, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	7.47%	32.29%	8.96%	10.22%
Class A (with sales charge)‡	2.37%	26.00%	7.90%	9.68%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Information Technology Index	15.64%	52.68%	26.74%	22.40%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 12,234,793
Holdings Count | shares	82
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$12,234,793
Total Number of Portfolio Holdings	82
Portfolio Turnover Rate	43%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Alphabet, Inc. — Class A	6.8%
Amazon.com, Inc.	6.5%
Meta Platforms, Inc. — Class A	6.0%
Netflix, Inc.	3.8%
Salesforce, Inc.	3.6%
Cisco Systems, Inc.	3.1%
Adobe, Inc.	3.1%
Uber Technologies, Inc.	2.8%
Arista Networks, Inc.	2.2%
PayPal Holdings, Inc.	2.0%
Top 10 Total	39.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Alphabet, Inc. — Class A	6.8%
Amazon.com, Inc.	6.5%
Meta Platforms, Inc. — Class A	6.0%
Netflix, Inc.	3.8%
Salesforce, Inc.	3.6%
Cisco Systems, Inc.	3.1%
Adobe, Inc.	3.1%
Uber Technologies, Inc.	2.8%
Arista Networks, Inc.	2.2%
PayPal Holdings, Inc.	2.0%
Top 10 Total	39.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Internet Fund | Class C
Shareholder Report [Line Items]
Fund Name	Internet Fund
Class Name	Class C
Trading Symbol	RYICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Internet Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$123	2.37%[2]

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	2.37%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 7.07%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 15.64% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were communications equipment, broadline retail, and interactive home entertainment. Those that detracted the most were internet services & infrastructure, health care technology, and passenger ground transportation. The holdings that contributed the most to performance were Meta Platforms, Inc. – Class A, Alphabet, Inc. – Class A, and Bilibili, Inc. ADR. Those that detracted the most were Airbnb, Inc. – Class A, Snowflake, Inc. – Class A, and CoStar Group, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	7.07%	31.30%	8.14%	9.39%
Class C (with CDSC)§	6.07%	30.30%	8.14%	9.39%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Information Technology Index	15.64%	52.68%	26.74%	22.40%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 12,234,793
Holdings Count | shares	82
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$12,234,793
Total Number of Portfolio Holdings	82
Portfolio Turnover Rate	43%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Alphabet, Inc. — Class A	6.8%
Amazon.com, Inc.	6.5%
Meta Platforms, Inc. — Class A	6.0%
Netflix, Inc.	3.8%
Salesforce, Inc.	3.6%
Cisco Systems, Inc.	3.1%
Adobe, Inc.	3.1%
Uber Technologies, Inc.	2.8%
Arista Networks, Inc.	2.2%
PayPal Holdings, Inc.	2.0%
Top 10 Total	39.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Alphabet, Inc. — Class A	6.8%
Amazon.com, Inc.	6.5%
Meta Platforms, Inc. — Class A	6.0%
Netflix, Inc.	3.8%
Salesforce, Inc.	3.6%
Cisco Systems, Inc.	3.1%
Adobe, Inc.	3.1%
Uber Technologies, Inc.	2.8%
Arista Networks, Inc.	2.2%
PayPal Holdings, Inc.	2.0%
Top 10 Total	39.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Internet Fund | Class H
Shareholder Report [Line Items]
Fund Name	Internet Fund
Class Name	Class H
Trading Symbol	RYIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Internet Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$84	1.62%[2]

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 7.47%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 15.64% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were communications equipment, broadline retail, and interactive home entertainment. Those that detracted the most were internet services & infrastructure, health care technology, and passenger ground transportation. The holdings that contributed the most to performance were Meta Platforms, Inc. – Class A, Alphabet, Inc. – Class A, and Bilibili, Inc. ADR. Those that detracted the most were Airbnb, Inc. – Class A, Snowflake, Inc. – Class A, and CoStar Group, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H**	7.47%	32.30%	8.96%	10.19%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Information Technology Index	15.64%	52.68%	26.74%	22.40%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 12,234,793
Holdings Count | shares	82
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$12,234,793
Total Number of Portfolio Holdings	82
Portfolio Turnover Rate	43%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Alphabet, Inc. — Class A	6.8%
Amazon.com, Inc.	6.5%
Meta Platforms, Inc. — Class A	6.0%
Netflix, Inc.	3.8%
Salesforce, Inc.	3.6%
Cisco Systems, Inc.	3.1%
Adobe, Inc.	3.1%
Uber Technologies, Inc.	2.8%
Arista Networks, Inc.	2.2%
PayPal Holdings, Inc.	2.0%
Top 10 Total	39.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Alphabet, Inc. — Class A	6.8%
Amazon.com, Inc.	6.5%
Meta Platforms, Inc. — Class A	6.0%
Netflix, Inc.	3.8%
Salesforce, Inc.	3.6%
Cisco Systems, Inc.	3.1%
Adobe, Inc.	3.1%
Uber Technologies, Inc.	2.8%
Arista Networks, Inc.	2.2%
PayPal Holdings, Inc.	2.0%
Top 10 Total	39.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Leisure Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Leisure Fund
Class Name	Investor Class
Trading Symbol	RYLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leisure Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$71	1.37%[2]

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned 5.78%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 8.50% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were tobacco, interactive home entertainment, and restaurants. Those that detracted the most were casinos & gaming, leisure facilities, and distillers & vintners. The holdings that contributed the most to performance were Philip Morris International, Inc., Bilibili, Inc. ADR, and Netflix, Inc. Those that detracted the most were Walt Disney Co., Airbnb, Inc. – Class A, and Dave & Buster's Entertainment, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	5.78%	22.50%	6.04%	6.91%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Consumer Discretionary Index	8.50%	28.06%	12.10%	13.06%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 7,154,930
Holdings Count | shares	97
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$7,154,930
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	37%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Netflix, Inc.	4.4%
McDonald's Corp.	3.7%
Philip Morris International, Inc.	3.4%
Walt Disney Co.	3.4%
Comcast Corp. — Class A	3.3%
Starbucks Corp.	2.6%
Booking Holdings, Inc.	2.4%
Altria Group, Inc.	2.3%
Chipotle Mexican Grill, Inc. — Class A	2.2%
Airbnb, Inc. — Class A	2.2%
Top 10 Total	29.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Netflix, Inc.	4.4%
McDonald's Corp.	3.7%
Philip Morris International, Inc.	3.4%
Walt Disney Co.	3.4%
Comcast Corp. — Class A	3.3%
Starbucks Corp.	2.6%
Booking Holdings, Inc.	2.4%
Altria Group, Inc.	2.3%
Chipotle Mexican Grill, Inc. — Class A	2.2%
Airbnb, Inc. — Class A	2.2%
Top 10 Total	29.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Leisure Fund | Class A
Shareholder Report [Line Items]
Fund Name	Leisure Fund
Class Name	Class A
Trading Symbol	RYLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leisure Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$84	1.62%[2]

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 5.67%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 8.50% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were tobacco, interactive home entertainment, and restaurants. Those that detracted the most were casinos & gaming, leisure facilities, and distillers & vintners. The holdings that contributed the most to performance were Philip Morris International, Inc., Bilibili, Inc. ADR, and Netflix, Inc. Those that detracted the most were Walt Disney Co., Airbnb, Inc. – Class A, and Dave & Buster's Entertainment, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	5.67%	22.19%	5.77%	6.64%
Class A (with sales charge)‡	0.65%	16.38%	4.74%	6.12%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Consumer Discretionary Index	8.50%	28.06%	12.10%	13.06%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 7,154,930
Holdings Count | shares	97
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$7,154,930
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	37%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Netflix, Inc.	4.4%
McDonald's Corp.	3.7%
Philip Morris International, Inc.	3.4%
Walt Disney Co.	3.4%
Comcast Corp. — Class A	3.3%
Starbucks Corp.	2.6%
Booking Holdings, Inc.	2.4%
Altria Group, Inc.	2.3%
Chipotle Mexican Grill, Inc. — Class A	2.2%
Airbnb, Inc. — Class A	2.2%
Top 10 Total	29.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Netflix, Inc.	4.4%
McDonald's Corp.	3.7%
Philip Morris International, Inc.	3.4%
Walt Disney Co.	3.4%
Comcast Corp. — Class A	3.3%
Starbucks Corp.	2.6%
Booking Holdings, Inc.	2.4%
Altria Group, Inc.	2.3%
Chipotle Mexican Grill, Inc. — Class A	2.2%
Airbnb, Inc. — Class A	2.2%
Top 10 Total	29.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Leisure Fund | Class C
Shareholder Report [Line Items]
Fund Name	Leisure Fund
Class Name	Class C
Trading Symbol	RYLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leisure Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$122	2.37%[2]

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	2.37%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 5.24%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 8.50% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were tobacco, interactive home entertainment, and restaurants. Those that detracted the most were casinos & gaming, leisure facilities, and distillers & vintners. The holdings that contributed the most to performance were Philip Morris International, Inc., Bilibili, Inc. ADR, and Netflix, Inc. Those that detracted the most were Walt Disney Co., Airbnb, Inc. – Class A, and Dave & Buster's Entertainment, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	5.24%	21.26%	4.98%	5.84%
Class C (with CDSC)§	4.24%	20.26%	4.98%	5.84%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Consumer Discretionary Index	8.50%	28.06%	12.10%	13.06%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 7,154,930
Holdings Count | shares	97
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$7,154,930
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	37%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Netflix, Inc.	4.4%
McDonald's Corp.	3.7%
Philip Morris International, Inc.	3.4%
Walt Disney Co.	3.4%
Comcast Corp. — Class A	3.3%
Starbucks Corp.	2.6%
Booking Holdings, Inc.	2.4%
Altria Group, Inc.	2.3%
Chipotle Mexican Grill, Inc. — Class A	2.2%
Airbnb, Inc. — Class A	2.2%
Top 10 Total	29.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Netflix, Inc.	4.4%
McDonald's Corp.	3.7%
Philip Morris International, Inc.	3.4%
Walt Disney Co.	3.4%
Comcast Corp. — Class A	3.3%
Starbucks Corp.	2.6%
Booking Holdings, Inc.	2.4%
Altria Group, Inc.	2.3%
Chipotle Mexican Grill, Inc. — Class A	2.2%
Airbnb, Inc. — Class A	2.2%
Top 10 Total	29.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Leisure Fund | Class H
Shareholder Report [Line Items]
Fund Name	Leisure Fund
Class Name	Class H
Trading Symbol	RYLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leisure Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$83	1.61%[2]

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 5.67%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 8.50% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were tobacco, interactive home entertainment, and restaurants. Those that detracted the most were casinos & gaming, leisure facilities, and distillers & vintners. The holdings that contributed the most to performance were Philip Morris International, Inc., Bilibili, Inc. ADR, and Netflix, Inc. Those that detracted the most were Walt Disney Co., Airbnb, Inc. – Class A, and Dave & Buster's Entertainment, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H**	5.67%	22.19%	5.77%	6.63%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Consumer Discretionary Index	8.50%	28.06%	12.10%	13.06%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 7,154,930
Holdings Count | shares	97
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$7,154,930
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	37%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Netflix, Inc.	4.4%
McDonald's Corp.	3.7%
Philip Morris International, Inc.	3.4%
Walt Disney Co.	3.4%
Comcast Corp. — Class A	3.3%
Starbucks Corp.	2.6%
Booking Holdings, Inc.	2.4%
Altria Group, Inc.	2.3%
Chipotle Mexican Grill, Inc. — Class A	2.2%
Airbnb, Inc. — Class A	2.2%
Top 10 Total	29.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Netflix, Inc.	4.4%
McDonald's Corp.	3.7%
Philip Morris International, Inc.	3.4%
Walt Disney Co.	3.4%
Comcast Corp. — Class A	3.3%
Starbucks Corp.	2.6%
Booking Holdings, Inc.	2.4%
Altria Group, Inc.	2.3%
Chipotle Mexican Grill, Inc. — Class A	2.2%
Airbnb, Inc. — Class A	2.2%
Top 10 Total	29.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Precious Metals Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Precious Metals Fund
Class Name	Investor Class
Trading Symbol	RYPMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Precious Metals Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$72	1.28%[2]

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned 25.15%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned 4.77% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were gold, silver, and copper. No industry detracted from performance. The holdings that contributed the most to performance were Newmont Corp., Agnico Eagle Mines Ltd., and Kinross Gold Corp. Those that detracted the most were Sibanye Stillwater Ltd. ADR and McEwen Mining, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	25.15%	49.03%	11.96%	6.74%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Materials Index	4.77%	25.20%	13.00%	9.12%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 99,503,552
Holdings Count | shares	37
Investment Company, Portfolio Turnover	250.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$99,503,552
Total Number of Portfolio Holdings	37
Portfolio Turnover Rate	250%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Freeport-McMoRan, Inc.	10.8%
Newmont Corp.	9.2%
Agnico Eagle Mines Ltd.	7.1%
Barrick Gold Corp.	6.7%
Wheaton Precious Metals Corp.	6.1%
Gold Fields Ltd. ADR	4.4%
Franco-Nevada Corp.	4.1%
Kinross Gold Corp.	3.9%
Anglogold Ashanti plc	3.6%
Royal Gold, Inc.	3.5%
Top 10 Total	59.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Freeport-McMoRan, Inc.	10.8%
Newmont Corp.	9.2%
Agnico Eagle Mines Ltd.	7.1%
Barrick Gold Corp.	6.7%
Wheaton Precious Metals Corp.	6.1%
Gold Fields Ltd. ADR	4.4%
Franco-Nevada Corp.	4.1%
Kinross Gold Corp.	3.9%
Anglogold Ashanti plc	3.6%
Royal Gold, Inc.	3.5%
Top 10 Total	59.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Precious Metals Fund | Class A
Shareholder Report [Line Items]
Fund Name	Precious Metals Fund
Class Name	Class A
Trading Symbol	RYMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Precious Metals Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$86	1.52%[2]

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 24.96%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned 4.77% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were gold, silver, and copper. No industry detracted from performance. The holdings that contributed the most to performance were Newmont Corp., Agnico Eagle Mines Ltd., and Kinross Gold Corp. Those that detracted the most were Sibanye Stillwater Ltd. ADR and McEwen Mining, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	24.96%	48.64%	11.68%	6.46%
Class A (with sales charge)‡	19.03%	41.59%	10.60%	5.95%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Materials Index	4.77%	25.20%	13.00%	9.12%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 99,503,552
Holdings Count | shares	37
Investment Company, Portfolio Turnover	250.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$99,503,552
Total Number of Portfolio Holdings	37
Portfolio Turnover Rate	250%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Freeport-McMoRan, Inc.	10.8%
Newmont Corp.	9.2%
Agnico Eagle Mines Ltd.	7.1%
Barrick Gold Corp.	6.7%
Wheaton Precious Metals Corp.	6.1%
Gold Fields Ltd. ADR	4.4%
Franco-Nevada Corp.	4.1%
Kinross Gold Corp.	3.9%
Anglogold Ashanti plc	3.6%
Royal Gold, Inc.	3.5%
Top 10 Total	59.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Freeport-McMoRan, Inc.	10.8%
Newmont Corp.	9.2%
Agnico Eagle Mines Ltd.	7.1%
Barrick Gold Corp.	6.7%
Wheaton Precious Metals Corp.	6.1%
Gold Fields Ltd. ADR	4.4%
Franco-Nevada Corp.	4.1%
Kinross Gold Corp.	3.9%
Anglogold Ashanti plc	3.6%
Royal Gold, Inc.	3.5%
Top 10 Total	59.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Precious Metals Fund | Class C
Shareholder Report [Line Items]
Fund Name	Precious Metals Fund
Class Name	Class C
Trading Symbol	RYZCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Precious Metals Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$127	2.26%[2]

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	2.26%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 24.55%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned 4.77% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were gold, silver, and copper. No industry detracted from performance. The holdings that contributed the most to performance were Newmont Corp., Agnico Eagle Mines Ltd., and Kinross Gold Corp. Those that detracted the most were Sibanye Stillwater Ltd. ADR and McEwen Mining, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	24.55%	47.57%	10.85%	5.69%
Class C (with CDSC)§	23.55%	46.57%	10.85%	5.69%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Materials Index	4.77%	25.20%	13.00%	9.12%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 99,503,552
Holdings Count | shares	37
Investment Company, Portfolio Turnover	250.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$99,503,552
Total Number of Portfolio Holdings	37
Portfolio Turnover Rate	250%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Freeport-McMoRan, Inc.	10.8%
Newmont Corp.	9.2%
Agnico Eagle Mines Ltd.	7.1%
Barrick Gold Corp.	6.7%
Wheaton Precious Metals Corp.	6.1%
Gold Fields Ltd. ADR	4.4%
Franco-Nevada Corp.	4.1%
Kinross Gold Corp.	3.9%
Anglogold Ashanti plc	3.6%
Royal Gold, Inc.	3.5%
Top 10 Total	59.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Freeport-McMoRan, Inc.	10.8%
Newmont Corp.	9.2%
Agnico Eagle Mines Ltd.	7.1%
Barrick Gold Corp.	6.7%
Wheaton Precious Metals Corp.	6.1%
Gold Fields Ltd. ADR	4.4%
Franco-Nevada Corp.	4.1%
Kinross Gold Corp.	3.9%
Anglogold Ashanti plc	3.6%
Royal Gold, Inc.	3.5%
Top 10 Total	59.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Precious Metals Fund | Class H
Shareholder Report [Line Items]
Fund Name	Precious Metals Fund
Class Name	Class H
Trading Symbol	RYMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Precious Metals Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$86	1.52%[2]

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 24.99%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned 4.77% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were gold, silver, and copper. No industry detracted from performance. The holdings that contributed the most to performance were Newmont Corp., Agnico Eagle Mines Ltd., and Kinross Gold Corp. Those that detracted the most were Sibanye Stillwater Ltd. ADR and McEwen Mining, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H**	24.99%	48.63%	11.67%	6.43%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Materials Index	4.77%	25.20%	13.00%	9.12%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 99,503,552
Holdings Count | shares	37
Investment Company, Portfolio Turnover	250.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$99,503,552
Total Number of Portfolio Holdings	37
Portfolio Turnover Rate	250%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Freeport-McMoRan, Inc.	10.8%
Newmont Corp.	9.2%
Agnico Eagle Mines Ltd.	7.1%
Barrick Gold Corp.	6.7%
Wheaton Precious Metals Corp.	6.1%
Gold Fields Ltd. ADR	4.4%
Franco-Nevada Corp.	4.1%
Kinross Gold Corp.	3.9%
Anglogold Ashanti plc	3.6%
Royal Gold, Inc.	3.5%
Top 10 Total	59.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Freeport-McMoRan, Inc.	10.8%
Newmont Corp.	9.2%
Agnico Eagle Mines Ltd.	7.1%
Barrick Gold Corp.	6.7%
Wheaton Precious Metals Corp.	6.1%
Gold Fields Ltd. ADR	4.4%
Franco-Nevada Corp.	4.1%
Kinross Gold Corp.	3.9%
Anglogold Ashanti plc	3.6%
Royal Gold, Inc.	3.5%
Top 10 Total	59.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Real Estate Fund | Class A
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Class A
Trading Symbol	RYREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Real Estate Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$87	1.62%[2]

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 14.86%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the MSCI U.S. REIT Index, which returned 16.21% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were health care REITs, retail REITs, and multi-family residential REITs. Those that detracted the most were hotel & resort REITs, real estate operating companies, and timber REITs. The holdings that contributed the most to performance were Welltower Inc., Iron Mountain, Inc., and Ventas, Inc. Those that detracted the most were CoStar Group, Inc., Host Hotels & Resorts, Inc., and DigitalBridge Group, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	14.86%	33.45%	3.18%	5.18%
Class A (with sales charge)‡	9.39%	27.11%	2.18%	4.67%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
MSCI U.S. REIT Index	16.21%	34.38%	5.47%	7.77%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 7,638,431
Holdings Count | shares	90
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$7,638,431
Total Number of Portfolio Holdings	90
Portfolio Turnover Rate	114%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Prologis, Inc.	3.5%
American Tower Corp. — Class A	3.4%
Equinix, Inc.	3.0%
Welltower, Inc.	2.9%
Public Storage	2.5%
Realty Income Corp.	2.4%
Digital Realty Trust, Inc.	2.4%
Simon Property Group, Inc.	2.4%
Crown Castle, Inc.	2.3%
CBRE Group, Inc. — Class A	2.0%
Top 10 Total	26.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Prologis, Inc.	3.5%
American Tower Corp. — Class A	3.4%
Equinix, Inc.	3.0%
Welltower, Inc.	2.9%
Public Storage	2.5%
Realty Income Corp.	2.4%
Digital Realty Trust, Inc.	2.4%
Simon Property Group, Inc.	2.4%
Crown Castle, Inc.	2.3%
CBRE Group, Inc. — Class A	2.0%
Top 10 Total	26.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Real Estate Fund | Class C
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Class C
Trading Symbol	RYCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Real Estate Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$126	2.35%[2]

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	2.35%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 14.46%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the MSCI U.S. REIT Index, which returned 16.21% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were health care REITs, retail REITs, and multi-family residential REITs. Those that detracted the most were hotel & resort REITs, real estate operating companies, and timber REITs. The holdings that contributed the most to performance were Welltower Inc., Iron Mountain, Inc., and Ventas, Inc. Those that detracted the most were CoStar Group, Inc., Host Hotels & Resorts, Inc., and DigitalBridge Group, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	14.46%	32.43%	2.56%	4.47%
Class C (with CDSC)§	13.46%	31.43%	2.56%	4.47%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
MSCI U.S. REIT Index	16.21%	34.38%	5.47%	7.77%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 7,638,431
Holdings Count | shares	90
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$7,638,431
Total Number of Portfolio Holdings	90
Portfolio Turnover Rate	114%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Prologis, Inc.	3.5%
American Tower Corp. — Class A	3.4%
Equinix, Inc.	3.0%
Welltower, Inc.	2.9%
Public Storage	2.5%
Realty Income Corp.	2.4%
Digital Realty Trust, Inc.	2.4%
Simon Property Group, Inc.	2.4%
Crown Castle, Inc.	2.3%
CBRE Group, Inc. — Class A	2.0%
Top 10 Total	26.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Prologis, Inc.	3.5%
American Tower Corp. — Class A	3.4%
Equinix, Inc.	3.0%
Welltower, Inc.	2.9%
Public Storage	2.5%
Realty Income Corp.	2.4%
Digital Realty Trust, Inc.	2.4%
Simon Property Group, Inc.	2.4%
Crown Castle, Inc.	2.3%
CBRE Group, Inc. — Class A	2.0%
Top 10 Total	26.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Real Estate Fund | Class H
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Class H
Trading Symbol	RYHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Real Estate Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$88	1.63%[2]

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 14.86%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the MSCI U.S. REIT Index, which returned 16.21% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were health care REITs, retail REITs, and multi-family residential REITs. Those that detracted the most were hotel & resort REITs, real estate operating companies, and timber REITs. The holdings that contributed the most to performance were Welltower Inc., Iron Mountain, Inc., and Ventas, Inc. Those that detracted the most were CoStar Group, Inc., Host Hotels & Resorts, Inc., and DigitalBridge Group, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	14.86%	33.46%	3.19%	5.19%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
MSCI U.S. REIT Index	16.21%	34.38%	5.47%	7.77%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 7,638,431
Holdings Count | shares	90
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$7,638,431
Total Number of Portfolio Holdings	90
Portfolio Turnover Rate	114%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Prologis, Inc.	3.5%
American Tower Corp. — Class A	3.4%
Equinix, Inc.	3.0%
Welltower, Inc.	2.9%
Public Storage	2.5%
Realty Income Corp.	2.4%
Digital Realty Trust, Inc.	2.4%
Simon Property Group, Inc.	2.4%
Crown Castle, Inc.	2.3%
CBRE Group, Inc. — Class A	2.0%
Top 10 Total	26.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Prologis, Inc.	3.5%
American Tower Corp. — Class A	3.4%
Equinix, Inc.	3.0%
Welltower, Inc.	2.9%
Public Storage	2.5%
Realty Income Corp.	2.4%
Digital Realty Trust, Inc.	2.4%
Simon Property Group, Inc.	2.4%
Crown Castle, Inc.	2.3%
CBRE Group, Inc. — Class A	2.0%
Top 10 Total	26.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Retailing Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Retailing Fund
Class Name	Investor Class
Trading Symbol	RYRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retailing Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$70	1.36%[2]

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned 4.45%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 8.50% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were broadline retail, apparel retail, and computer & electronics retail. Those that detracted the most were other specialty retail, drug retail, and home furnishing retail. The holdings that contributed the most to performance were Walmart, Inc., Costco Wholesale Corp., and Alibaba Group Holding Ltd. ADR. Those that detracted the most were Dollar General Corp., Dollar Tree, Inc., and Walgreens Boots Alliance, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	4.45%	33.57%	11.42%	9.44%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Consumer Discretionary Index	8.50%	28.06%	12.10%	13.06%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 7,856,003
Holdings Count | shares	63
Investment Company, Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$7,856,003
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	135%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Amazon.com, Inc.	9.3%
Walmart, Inc.	4.8%
Costco Wholesale Corp.	4.5%
Home Depot, Inc.	4.4%
Lowe's Companies, Inc.	4.4%
TJX Companies, Inc.	3.9%
PDD Holdings, Inc. ADR	3.6%
Target Corp.	2.9%
O'Reilly Automotive, Inc.	2.8%
JD.com, Inc. ADR	2.5%
Top 10 Total	43.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Amazon.com, Inc.	9.3%
Walmart, Inc.	4.8%
Costco Wholesale Corp.	4.5%
Home Depot, Inc.	4.4%
Lowe's Companies, Inc.	4.4%
TJX Companies, Inc.	3.9%
PDD Holdings, Inc. ADR	3.6%
Target Corp.	2.9%
O'Reilly Automotive, Inc.	2.8%
JD.com, Inc. ADR	2.5%
Top 10 Total	43.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Retailing Fund | Class A
Shareholder Report [Line Items]
Fund Name	Retailing Fund
Class Name	Class A
Trading Symbol	RYRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retailing Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$83	1.62%[2]

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 4.33%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 8.50% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were broadline retail, apparel retail, and computer & electronics retail. Those that detracted the most were other specialty retail, drug retail, and home furnishing retail. The holdings that contributed the most to performance were Walmart, Inc., Costco Wholesale Corp., and Alibaba Group Holding Ltd. ADR. Those that detracted the most were Dollar General Corp., Dollar Tree, Inc., and Walgreens Boots Alliance, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	4.33%	33.24%	11.15%	9.18%
Class A (with sales charge)‡	-0.62%	26.89%	10.07%	8.65%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Consumer Discretionary Index	8.50%	28.06%	12.10%	13.06%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 7,856,003
Holdings Count | shares	63
Investment Company, Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$7,856,003
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	135%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Amazon.com, Inc.	9.3%
Walmart, Inc.	4.8%
Costco Wholesale Corp.	4.5%
Home Depot, Inc.	4.4%
Lowe's Companies, Inc.	4.4%
TJX Companies, Inc.	3.9%
PDD Holdings, Inc. ADR	3.6%
Target Corp.	2.9%
O'Reilly Automotive, Inc.	2.8%
JD.com, Inc. ADR	2.5%
Top 10 Total	43.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Amazon.com, Inc.	9.3%
Walmart, Inc.	4.8%
Costco Wholesale Corp.	4.5%
Home Depot, Inc.	4.4%
Lowe's Companies, Inc.	4.4%
TJX Companies, Inc.	3.9%
PDD Holdings, Inc. ADR	3.6%
Target Corp.	2.9%
O'Reilly Automotive, Inc.	2.8%
JD.com, Inc. ADR	2.5%
Top 10 Total	43.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Retailing Fund | Class C
Shareholder Report [Line Items]
Fund Name	Retailing Fund
Class Name	Class C
Trading Symbol	RYRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retailing Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$121	2.37%[2]

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	2.37%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 3.92%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 8.50% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were broadline retail, apparel retail, and computer & electronics retail. Those that detracted the most were other specialty retail, drug retail, and home furnishing retail. The holdings that contributed the most to performance were Walmart, Inc., Costco Wholesale Corp., and Alibaba Group Holding Ltd. ADR. Those that detracted the most were Dollar General Corp., Dollar Tree, Inc., and Walgreens Boots Alliance, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	3.92%	32.24%	10.31%	8.35%
Class C (with CDSC)§	2.92%	31.24%	10.31%	8.35%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Consumer Discretionary Index	8.50%	28.06%	12.10%	13.06%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 7,856,003
Holdings Count | shares	63
Investment Company, Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$7,856,003
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	135%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Amazon.com, Inc.	9.3%
Walmart, Inc.	4.8%
Costco Wholesale Corp.	4.5%
Home Depot, Inc.	4.4%
Lowe's Companies, Inc.	4.4%
TJX Companies, Inc.	3.9%
PDD Holdings, Inc. ADR	3.6%
Target Corp.	2.9%
O'Reilly Automotive, Inc.	2.8%
JD.com, Inc. ADR	2.5%
Top 10 Total	43.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Amazon.com, Inc.	9.3%
Walmart, Inc.	4.8%
Costco Wholesale Corp.	4.5%
Home Depot, Inc.	4.4%
Lowe's Companies, Inc.	4.4%
TJX Companies, Inc.	3.9%
PDD Holdings, Inc. ADR	3.6%
Target Corp.	2.9%
O'Reilly Automotive, Inc.	2.8%
JD.com, Inc. ADR	2.5%
Top 10 Total	43.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Retailing Fund | Class H
Shareholder Report [Line Items]
Fund Name	Retailing Fund
Class Name	Class H
Trading Symbol	RYRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retailing Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$83	1.62%[2]

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 4.33%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 8.50% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were broadline retail, apparel retail, and computer & electronics retail. Those that detracted the most were other specialty retail, drug retail, and home furnishing retail. The holdings that contributed the most to performance were Walmart, Inc., Costco Wholesale Corp., and Alibaba Group Holding Ltd. ADR. Those that detracted the most were Dollar General Corp., Dollar Tree, Inc., and Walgreens Boots Alliance, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H**	4.33%	33.22%	11.14%	9.16%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Consumer Discretionary Index	8.50%	28.06%	12.10%	13.06%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 7,856,003
Holdings Count | shares	63
Investment Company, Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$7,856,003
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	135%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Amazon.com, Inc.	9.3%
Walmart, Inc.	4.8%
Costco Wholesale Corp.	4.5%
Home Depot, Inc.	4.4%
Lowe's Companies, Inc.	4.4%
TJX Companies, Inc.	3.9%
PDD Holdings, Inc. ADR	3.6%
Target Corp.	2.9%
O'Reilly Automotive, Inc.	2.8%
JD.com, Inc. ADR	2.5%
Top 10 Total	43.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Amazon.com, Inc.	9.3%
Walmart, Inc.	4.8%
Costco Wholesale Corp.	4.5%
Home Depot, Inc.	4.4%
Lowe's Companies, Inc.	4.4%
TJX Companies, Inc.	3.9%
PDD Holdings, Inc. ADR	3.6%
Target Corp.	2.9%
O'Reilly Automotive, Inc.	2.8%
JD.com, Inc. ADR	2.5%
Top 10 Total	43.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Technology Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Technology Fund
Class Name	Investor Class
Trading Symbol	RYTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Technology Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$71	1.37%[2]

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned 6.34%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 15.64% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were semiconductors, technology hardware storage & peripherals, and systems software. Those that detracted the most were semiconductor materials & equipment, internet services & infrastructure, and application software. The holdings that contributed the most to performance were Apple Inc., NVIDIA Corp., and Broadcom Inc. Those that detracted the most were Intel Corp., Super Micro Computer, Inc., and SolarEdge Technologies, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	6.34%	37.63%	17.81%	16.02%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Information Technology Index	15.64%	52.68%	26.74%	22.40%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 64,153,122
Holdings Count | shares	125
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$64,153,122
Total Number of Portfolio Holdings	125
Portfolio Turnover Rate	53%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	5.8%
Microsoft Corp.	5.6%
NVIDIA Corp.	5.2%
Alphabet, Inc. — Class A	4.5%
Meta Platforms, Inc. — Class A	3.9%
Broadcom, Inc.	2.8%
Advanced Micro Devices, Inc.	1.7%
Oracle Corp.	1.7%
Salesforce, Inc.	1.6%
International Business Machines Corp.	1.4%
Top 10 Total	34.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	5.8%
Microsoft Corp.	5.6%
NVIDIA Corp.	5.2%
Alphabet, Inc. — Class A	4.5%
Meta Platforms, Inc. — Class A	3.9%
Broadcom, Inc.	2.8%
Advanced Micro Devices, Inc.	1.7%
Oracle Corp.	1.7%
Salesforce, Inc.	1.6%
International Business Machines Corp.	1.4%
Top 10 Total	34.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Technology Fund | Class A
Shareholder Report [Line Items]
Fund Name	Technology Fund
Class Name	Class A
Trading Symbol	RYTHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Technology Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$84	1.62%[2]

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 6.21%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 15.64% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were semiconductors, technology hardware storage & peripherals, and systems software. Those that detracted the most were semiconductor materials & equipment, internet services & infrastructure, and application software. The holdings that contributed the most to performance were Apple Inc., NVIDIA Corp., and Broadcom Inc. Those that detracted the most were Intel Corp., Super Micro Computer, Inc., and SolarEdge Technologies, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	6.21%	37.29%	17.52%	15.74%
Class A (with sales charge)‡	1.17%	30.77%	16.38%	15.18%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Information Technology Index	15.64%	52.68%	26.74%	22.40%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 64,153,122
Holdings Count | shares	125
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$64,153,122
Total Number of Portfolio Holdings	125
Portfolio Turnover Rate	53%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	5.8%
Microsoft Corp.	5.6%
NVIDIA Corp.	5.2%
Alphabet, Inc. — Class A	4.5%
Meta Platforms, Inc. — Class A	3.9%
Broadcom, Inc.	2.8%
Advanced Micro Devices, Inc.	1.7%
Oracle Corp.	1.7%
Salesforce, Inc.	1.6%
International Business Machines Corp.	1.4%
Top 10 Total	34.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	5.8%
Microsoft Corp.	5.6%
NVIDIA Corp.	5.2%
Alphabet, Inc. — Class A	4.5%
Meta Platforms, Inc. — Class A	3.9%
Broadcom, Inc.	2.8%
Advanced Micro Devices, Inc.	1.7%
Oracle Corp.	1.7%
Salesforce, Inc.	1.6%
International Business Machines Corp.	1.4%
Top 10 Total	34.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Technology Fund | Class C
Shareholder Report [Line Items]
Fund Name	Technology Fund
Class Name	Class C
Trading Symbol	RYCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Technology Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$122	2.37%[2]

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	2.37%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 5.82%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 15.64% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were semiconductors, technology hardware storage & peripherals, and systems software. Those that detracted the most were semiconductor materials & equipment, internet services & infrastructure, and application software. The holdings that contributed the most to performance were Apple Inc., NVIDIA Corp., and Broadcom Inc. Those that detracted the most were Intel Corp., Super Micro Computer, Inc., and SolarEdge Technologies, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	5.82%	36.28%	16.64%	14.88%
Class C (with CDSC)§	4.82%	35.28%	16.64%	14.88%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Information Technology Index	15.64%	52.68%	26.74%	22.40%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 64,153,122
Holdings Count | shares	125
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$64,153,122
Total Number of Portfolio Holdings	125
Portfolio Turnover Rate	53%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	5.8%
Microsoft Corp.	5.6%
NVIDIA Corp.	5.2%
Alphabet, Inc. — Class A	4.5%
Meta Platforms, Inc. — Class A	3.9%
Broadcom, Inc.	2.8%
Advanced Micro Devices, Inc.	1.7%
Oracle Corp.	1.7%
Salesforce, Inc.	1.6%
International Business Machines Corp.	1.4%
Top 10 Total	34.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	5.8%
Microsoft Corp.	5.6%
NVIDIA Corp.	5.2%
Alphabet, Inc. — Class A	4.5%
Meta Platforms, Inc. — Class A	3.9%
Broadcom, Inc.	2.8%
Advanced Micro Devices, Inc.	1.7%
Oracle Corp.	1.7%
Salesforce, Inc.	1.6%
International Business Machines Corp.	1.4%
Top 10 Total	34.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Technology Fund | Class H
Shareholder Report [Line Items]
Fund Name	Technology Fund
Class Name	Class H
Trading Symbol	RYTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Technology Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$84	1.62%[2]

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 6.20%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 15.64% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were semiconductors, technology hardware storage & peripherals, and systems software. Those that detracted the most were semiconductor materials & equipment, internet services & infrastructure, and application software. The holdings that contributed the most to performance were Apple Inc., NVIDIA Corp., and Broadcom Inc. Those that detracted the most were Intel Corp., Super Micro Computer, Inc., and SolarEdge Technologies, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H**	6.20%	37.29%	17.52%	15.71%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Information Technology Index	15.64%	52.68%	26.74%	22.40%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 64,153,122
Holdings Count | shares	125
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$64,153,122
Total Number of Portfolio Holdings	125
Portfolio Turnover Rate	53%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	5.8%
Microsoft Corp.	5.6%
NVIDIA Corp.	5.2%
Alphabet, Inc. — Class A	4.5%
Meta Platforms, Inc. — Class A	3.9%
Broadcom, Inc.	2.8%
Advanced Micro Devices, Inc.	1.7%
Oracle Corp.	1.7%
Salesforce, Inc.	1.6%
International Business Machines Corp.	1.4%
Top 10 Total	34.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	5.8%
Microsoft Corp.	5.6%
NVIDIA Corp.	5.2%
Alphabet, Inc. — Class A	4.5%
Meta Platforms, Inc. — Class A	3.9%
Broadcom, Inc.	2.8%
Advanced Micro Devices, Inc.	1.7%
Oracle Corp.	1.7%
Salesforce, Inc.	1.6%
International Business Machines Corp.	1.4%
Top 10 Total	34.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Telecommunications Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Telecommunications Fund
Class Name	Investor Class
Trading Symbol	RYMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Telecommunications Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$74	1.37%[2]

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned 16.67%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Telecommunication Services Index, which returned 20.22% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were communications equipment, integrated telecommunication services, and alternative carriers. The only industry that detracted was application software. The holdings that contributed the most to performance were AT&T, Inc., T-Mobile US, Inc., and Lumen Technologies, Inc. Those that detracted the most were Nice Ltd. ADR, Comcast Corp. – Class A, and Viasat, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	16.67%	23.27%	2.13%	3.07%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Telecommunication Services Index	20.22%	51.57%	2.16%	4.38%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 7,252,780
Holdings Count | shares	47
Investment Company, Portfolio Turnover	243.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$7,252,780
Total Number of Portfolio Holdings	47
Portfolio Turnover Rate	243%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Cisco Systems, Inc.	8.1%
Verizon Communications, Inc.	7.5%
Comcast Corp. — Class A	7.4%
AT&T, Inc.	7.3%
T-Mobile US, Inc.	5.7%
Arista Networks, Inc.	4.4%
Motorola Solutions, Inc.	4.1%
Charter Communications, Inc. — Class A	3.7%
F5, Inc.	2.6%
Liberty Broadband Corp. — Class C	2.5%
Top 10 Total	53.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Cisco Systems, Inc.	8.1%
Verizon Communications, Inc.	7.5%
Comcast Corp. — Class A	7.4%
AT&T, Inc.	7.3%
T-Mobile US, Inc.	5.7%
Arista Networks, Inc.	4.4%
Motorola Solutions, Inc.	4.1%
Charter Communications, Inc. — Class A	3.7%
F5, Inc.	2.6%
Liberty Broadband Corp. — Class C	2.5%
Top 10 Total	53.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Telecommunications Fund | Class A
Shareholder Report [Line Items]
Fund Name	Telecommunications Fund
Class Name	Class A
Trading Symbol	RYTLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Telecommunications Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$88	1.62%[2]

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 16.53%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Telecommunication Services Index, which returned 20.22% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were communications equipment, integrated telecommunication services, and alternative carriers. The only industry that detracted was application software. The holdings that contributed the most to performance were AT&T, Inc., T-Mobile US, Inc., and Lumen Technologies, Inc. Those that detracted the most were Nice Ltd. ADR, Comcast Corp. – Class A, and Viasat, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	16.53%	22.97%	1.88%	2.80%
Class A (with sales charge)‡	11.00%	17.12%	0.89%	2.30%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Telecommunication Services Index	20.22%	51.57%	2.16%	4.38%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 7,252,780
Holdings Count | shares	47
Investment Company, Portfolio Turnover	243.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$7,252,780
Total Number of Portfolio Holdings	47
Portfolio Turnover Rate	243%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Cisco Systems, Inc.	8.1%
Verizon Communications, Inc.	7.5%
Comcast Corp. — Class A	7.4%
AT&T, Inc.	7.3%
T-Mobile US, Inc.	5.7%
Arista Networks, Inc.	4.4%
Motorola Solutions, Inc.	4.1%
Charter Communications, Inc. — Class A	3.7%
F5, Inc.	2.6%
Liberty Broadband Corp. — Class C	2.5%
Top 10 Total	53.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Cisco Systems, Inc.	8.1%
Verizon Communications, Inc.	7.5%
Comcast Corp. — Class A	7.4%
AT&T, Inc.	7.3%
T-Mobile US, Inc.	5.7%
Arista Networks, Inc.	4.4%
Motorola Solutions, Inc.	4.1%
Charter Communications, Inc. — Class A	3.7%
F5, Inc.	2.6%
Liberty Broadband Corp. — Class C	2.5%
Top 10 Total	53.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Telecommunications Fund | Class C
Shareholder Report [Line Items]
Fund Name	Telecommunications Fund
Class Name	Class C
Trading Symbol	RYCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Telecommunications Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$128	2.36%[2]

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	2.36%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 16.21%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Telecommunication Services Index, which returned 20.22% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were communications equipment, integrated telecommunication services, and alternative carriers. The only industry that detracted was application software. The holdings that contributed the most to performance were AT&T, Inc., T-Mobile US, Inc., and Lumen Technologies, Inc. Those that detracted the most were Nice Ltd. ADR, Comcast Corp. – Class A, and Viasat, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	16.21%	22.04%	1.11%	2.03%
Class C (with CDSC)§	15.21%	21.04%	1.11%	2.03%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Telecommunication Services Index	20.22%	51.57%	2.16%	4.38%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 7,252,780
Holdings Count | shares	47
Investment Company, Portfolio Turnover	243.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$7,252,780
Total Number of Portfolio Holdings	47
Portfolio Turnover Rate	243%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Cisco Systems, Inc.	8.1%
Verizon Communications, Inc.	7.5%
Comcast Corp. — Class A	7.4%
AT&T, Inc.	7.3%
T-Mobile US, Inc.	5.7%
Arista Networks, Inc.	4.4%
Motorola Solutions, Inc.	4.1%
Charter Communications, Inc. — Class A	3.7%
F5, Inc.	2.6%
Liberty Broadband Corp. — Class C	2.5%
Top 10 Total	53.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Cisco Systems, Inc.	8.1%
Verizon Communications, Inc.	7.5%
Comcast Corp. — Class A	7.4%
AT&T, Inc.	7.3%
T-Mobile US, Inc.	5.7%
Arista Networks, Inc.	4.4%
Motorola Solutions, Inc.	4.1%
Charter Communications, Inc. — Class A	3.7%
F5, Inc.	2.6%
Liberty Broadband Corp. — Class C	2.5%
Top 10 Total	53.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Telecommunications Fund | Class H
Shareholder Report [Line Items]
Fund Name	Telecommunications Fund
Class Name	Class H
Trading Symbol	RYMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Telecommunications Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$88	1.63%[2]

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 16.53%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Telecommunication Services Index, which returned 20.22% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were communications equipment, integrated telecommunication services, and alternative carriers. The only industry that detracted was application software. The holdings that contributed the most to performance were AT&T, Inc., T-Mobile US, Inc., and Lumen Technologies, Inc. Those that detracted the most were Nice Ltd. ADR, Comcast Corp. – Class A, and Viasat, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H**	16.53%	22.94%	1.87%	2.81%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Telecommunication Services Index	20.22%	51.57%	2.16%	4.38%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 7,252,780
Holdings Count | shares	47
Investment Company, Portfolio Turnover	243.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$7,252,780
Total Number of Portfolio Holdings	47
Portfolio Turnover Rate	243%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Cisco Systems, Inc.	8.1%
Verizon Communications, Inc.	7.5%
Comcast Corp. — Class A	7.4%
AT&T, Inc.	7.3%
T-Mobile US, Inc.	5.7%
Arista Networks, Inc.	4.4%
Motorola Solutions, Inc.	4.1%
Charter Communications, Inc. — Class A	3.7%
F5, Inc.	2.6%
Liberty Broadband Corp. — Class C	2.5%
Top 10 Total	53.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Cisco Systems, Inc.	8.1%
Verizon Communications, Inc.	7.5%
Comcast Corp. — Class A	7.4%
AT&T, Inc.	7.3%
T-Mobile US, Inc.	5.7%
Arista Networks, Inc.	4.4%
Motorola Solutions, Inc.	4.1%
Charter Communications, Inc. — Class A	3.7%
F5, Inc.	2.6%
Liberty Broadband Corp. — Class C	2.5%
Top 10 Total	53.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Transportation Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Transportation Fund
Class Name	Investor Class
Trading Symbol	RYPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Transportation Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$67	1.36%[2]

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned -2.14%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Industrials Index, which returned 8.31% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were automobile manufacturers, air freight & logistics, and marine transportation. Those that detracted the most were automotive parts & equipment, cargo ground transportation, and passenger ground transportation. The holdings that contributed the most to performance were Tesla Inc., NIO Inc. ADR, and CH Robinson Worldwide, Inc. Those that detracted the most were Stellantis N.V., Mobileye Global, Inc. – Class A, and Ford Motor Co.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	-2.14%	3.46%	8.34%	6.32%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Industrials Index	8.31%	35.89%	13.76%	11.73%

Net Assets	$ 8,671,765
Holdings Count | shares	70
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$8,671,765
Total Number of Portfolio Holdings	70
Portfolio Turnover Rate	34%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Tesla, Inc.	10.7%
Uber Technologies, Inc.	4.8%
Union Pacific Corp.	4.5%
United Parcel Service, Inc. — Class B	4.1%
CSX Corp.	3.1%
FedEx Corp.	2.8%
Norfolk Southern Corp.	2.7%
General Motors Co.	2.6%
Ford Motor Co.	2.4%
Old Dominion Freight Line, Inc.	2.4%
Top 10 Total	40.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Tesla, Inc.	10.7%
Uber Technologies, Inc.	4.8%
Union Pacific Corp.	4.5%
United Parcel Service, Inc. — Class B	4.1%
CSX Corp.	3.1%
FedEx Corp.	2.8%
Norfolk Southern Corp.	2.7%
General Motors Co.	2.6%
Ford Motor Co.	2.4%
Old Dominion Freight Line, Inc.	2.4%
Top 10 Total	40.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Transportation Fund | Class A
Shareholder Report [Line Items]
Fund Name	Transportation Fund
Class Name	Class A
Trading Symbol	RYTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Transportation Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$80	1.62%[2]

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned -2.26%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Industrials Index, which returned 8.31% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were automobile manufacturers, air freight & logistics, and marine transportation. Those that detracted the most were automotive parts & equipment, cargo ground transportation, and passenger ground transportation. The holdings that contributed the most to performance were Tesla Inc., NIO Inc. ADR, and CH Robinson Worldwide, Inc. Those that detracted the most were Stellantis N.V., Mobileye Global, Inc. – Class A, and Ford Motor Co.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-2.26%	3.20%	8.07%	6.05%
Class A (with sales charge)‡	-6.90%	-1.70%	7.03%	5.54%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Industrials Index	8.31%	35.89%	13.76%	11.73%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 8,671,765
Holdings Count | shares	70
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$8,671,765
Total Number of Portfolio Holdings	70
Portfolio Turnover Rate	34%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Tesla, Inc.	10.7%
Uber Technologies, Inc.	4.8%
Union Pacific Corp.	4.5%
United Parcel Service, Inc. — Class B	4.1%
CSX Corp.	3.1%
FedEx Corp.	2.8%
Norfolk Southern Corp.	2.7%
General Motors Co.	2.6%
Ford Motor Co.	2.4%
Old Dominion Freight Line, Inc.	2.4%
Top 10 Total	40.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Tesla, Inc.	10.7%
Uber Technologies, Inc.	4.8%
Union Pacific Corp.	4.5%
United Parcel Service, Inc. — Class B	4.1%
CSX Corp.	3.1%
FedEx Corp.	2.8%
Norfolk Southern Corp.	2.7%
General Motors Co.	2.6%
Ford Motor Co.	2.4%
Old Dominion Freight Line, Inc.	2.4%
Top 10 Total	40.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Transportation Fund | Class C
Shareholder Report [Line Items]
Fund Name	Transportation Fund
Class Name	Class C
Trading Symbol	RYCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Transportation Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$117	2.36%[2]

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	2.36%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned -2.62%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Industrials Index, which returned 8.31% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were automobile manufacturers, air freight & logistics, and marine transportation. Those that detracted the most were automotive parts & equipment, cargo ground transportation, and passenger ground transportation. The holdings that contributed the most to performance were Tesla Inc., NIO Inc. ADR, and CH Robinson Worldwide, Inc. Those that detracted the most were Stellantis N.V., Mobileye Global, Inc. – Class A, and Ford Motor Co.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-2.62%	2.42%	7.26%	5.26%
Class C (with CDSC)§	-3.59%	1.42%	7.26%	5.26%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Industrials Index	8.31%	35.89%	13.76%	11.73%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 8,671,765
Holdings Count | shares	70
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$8,671,765
Total Number of Portfolio Holdings	70
Portfolio Turnover Rate	34%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Tesla, Inc.	10.7%
Uber Technologies, Inc.	4.8%
Union Pacific Corp.	4.5%
United Parcel Service, Inc. — Class B	4.1%
CSX Corp.	3.1%
FedEx Corp.	2.8%
Norfolk Southern Corp.	2.7%
General Motors Co.	2.6%
Ford Motor Co.	2.4%
Old Dominion Freight Line, Inc.	2.4%
Top 10 Total	40.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Tesla, Inc.	10.7%
Uber Technologies, Inc.	4.8%
Union Pacific Corp.	4.5%
United Parcel Service, Inc. — Class B	4.1%
CSX Corp.	3.1%
FedEx Corp.	2.8%
Norfolk Southern Corp.	2.7%
General Motors Co.	2.6%
Ford Motor Co.	2.4%
Old Dominion Freight Line, Inc.	2.4%
Top 10 Total	40.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Transportation Fund | Class H
Shareholder Report [Line Items]
Fund Name	Transportation Fund
Class Name	Class H
Trading Symbol	RYPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Transportation Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$80	1.62%[2]

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned -2.28%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Industrials Index, which returned 8.31% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were automobile manufacturers, air freight & logistics, and marine transportation. Those that detracted the most were automotive parts & equipment, cargo ground transportation, and passenger ground transportation. The holdings that contributed the most to performance were Tesla Inc., NIO Inc. ADR, and CH Robinson Worldwide, Inc. Those that detracted the most were Stellantis N.V., Mobileye Global, Inc. – Class A, and Ford Motor Co.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H**	-2.28%	3.21%	8.08%	6.03%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Industrials Index	8.31%	35.89%	13.76%	11.73%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 8,671,765
Holdings Count | shares	70
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$8,671,765
Total Number of Portfolio Holdings	70
Portfolio Turnover Rate	34%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Tesla, Inc.	10.7%
Uber Technologies, Inc.	4.8%
Union Pacific Corp.	4.5%
United Parcel Service, Inc. — Class B	4.1%
CSX Corp.	3.1%
FedEx Corp.	2.8%
Norfolk Southern Corp.	2.7%
General Motors Co.	2.6%
Ford Motor Co.	2.4%
Old Dominion Freight Line, Inc.	2.4%
Top 10 Total	40.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Tesla, Inc.	10.7%
Uber Technologies, Inc.	4.8%
Union Pacific Corp.	4.5%
United Parcel Service, Inc. — Class B	4.1%
CSX Corp.	3.1%
FedEx Corp.	2.8%
Norfolk Southern Corp.	2.7%
General Motors Co.	2.6%
Ford Motor Co.	2.4%
Old Dominion Freight Line, Inc.	2.4%
Top 10 Total	40.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Utilities Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Utilities Fund
Class Name	Investor Class
Trading Symbol	RYUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Utilities Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$77	1.38%[2]

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned 21.68%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Utilities Index, which returned 24.93% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were electric utilities, multi-utilities, and independent power producers & energy traders. No industry detracted from performance. The holdings that contributed the most to performance were NextEra Energy, Inc., Vistra Corp., and Constellation Energy Corp. Those that detracted the most were Otter Tail Corp., NextEra Energy Partners, LP, and Hawaiian Electric Industries, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	21.68%	37.83%	5.52%	8.24%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Utilities Index	24.93%	41.82%	7.99%	10.41%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 29,842,810
Holdings Count | shares	54
Investment Company, Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$29,842,810
Total Number of Portfolio Holdings	54
Portfolio Turnover Rate	116%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

NextEra Energy, Inc.	5.7%
Constellation Energy Corp.	4.5%
Southern Co.	4.3%
Duke Energy Corp.	4.0%
Vistra Corp.	3.3%
American Electric Power Company, Inc.	3.2%
Sempra	3.2%
Dominion Energy, Inc.	3.0%
Public Service Enterprise Group, Inc.	3.0%
PG&E Corp.	2.8%
Top 10 Total	37.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

NextEra Energy, Inc.	5.7%
Constellation Energy Corp.	4.5%
Southern Co.	4.3%
Duke Energy Corp.	4.0%
Vistra Corp.	3.3%
American Electric Power Company, Inc.	3.2%
Sempra	3.2%
Dominion Energy, Inc.	3.0%
Public Service Enterprise Group, Inc.	3.0%
PG&E Corp.	2.8%
Top 10 Total	37.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Utilities Fund | Class A
Shareholder Report [Line Items]
Fund Name	Utilities Fund
Class Name	Class A
Trading Symbol	RYUTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Utilities Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$90	1.62%[2]

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 21.54%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Utilities Index, which returned 24.93% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were electric utilities, multi-utilities, and independent power producers & energy traders. No industry detracted from performance. The holdings that contributed the most to performance were NextEra Energy, Inc., Vistra Corp., and Constellation Energy Corp. Those that detracted the most were Otter Tail Corp., NextEra Energy Partners, LP, and Hawaiian Electric Industries, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	21.54%	37.46%	5.26%	7.97%
Class A (with sales charge)‡	15.77%	30.92%	4.24%	7.44%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Utilities Index	24.93%	41.82%	7.99%	10.41%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 29,842,810
Holdings Count | shares	54
Investment Company, Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$29,842,810
Total Number of Portfolio Holdings	54
Portfolio Turnover Rate	116%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

NextEra Energy, Inc.	5.7%
Constellation Energy Corp.	4.5%
Southern Co.	4.3%
Duke Energy Corp.	4.0%
Vistra Corp.	3.3%
American Electric Power Company, Inc.	3.2%
Sempra	3.2%
Dominion Energy, Inc.	3.0%
Public Service Enterprise Group, Inc.	3.0%
PG&E Corp.	2.8%
Top 10 Total	37.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

NextEra Energy, Inc.	5.7%
Constellation Energy Corp.	4.5%
Southern Co.	4.3%
Duke Energy Corp.	4.0%
Vistra Corp.	3.3%
American Electric Power Company, Inc.	3.2%
Sempra	3.2%
Dominion Energy, Inc.	3.0%
Public Service Enterprise Group, Inc.	3.0%
PG&E Corp.	2.8%
Top 10 Total	37.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Utilities Fund | Class C
Shareholder Report [Line Items]
Fund Name	Utilities Fund
Class Name	Class C
Trading Symbol	RYCUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Utilities Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$131	2.37%[2]

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	2.37%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 21.09%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Utilities Index, which returned 24.93% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were electric utilities, multi-utilities, and independent power producers & energy traders. No industry detracted from performance. The holdings that contributed the most to performance were NextEra Energy, Inc., Vistra Corp., and Constellation Energy Corp. Those that detracted the most were Otter Tail Corp., NextEra Energy Partners, LP, and Hawaiian Electric Industries, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	21.09%	36.47%	4.47%	7.17%
Class C (with CDSC)§	20.09%	35.47%	4.47%	7.17%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Utilities Index	24.93%	41.82%	7.99%	10.41%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 29,842,810
Holdings Count | shares	54
Investment Company, Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$29,842,810
Total Number of Portfolio Holdings	54
Portfolio Turnover Rate	116%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

NextEra Energy, Inc.	5.7%
Constellation Energy Corp.	4.5%
Southern Co.	4.3%
Duke Energy Corp.	4.0%
Vistra Corp.	3.3%
American Electric Power Company, Inc.	3.2%
Sempra	3.2%
Dominion Energy, Inc.	3.0%
Public Service Enterprise Group, Inc.	3.0%
PG&E Corp.	2.8%
Top 10 Total	37.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

NextEra Energy, Inc.	5.7%
Constellation Energy Corp.	4.5%
Southern Co.	4.3%
Duke Energy Corp.	4.0%
Vistra Corp.	3.3%
American Electric Power Company, Inc.	3.2%
Sempra	3.2%
Dominion Energy, Inc.	3.0%
Public Service Enterprise Group, Inc.	3.0%
PG&E Corp.	2.8%
Top 10 Total	37.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Utilities Fund | Class H
Shareholder Report [Line Items]
Fund Name	Utilities Fund
Class Name	Class H
Trading Symbol	RYAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Utilities Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$90	1.62%[2]

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 21.55%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Utilities Index, which returned 24.93% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were electric utilities, multi-utilities, and independent power producers & energy traders. No industry detracted from performance. The holdings that contributed the most to performance were NextEra Energy, Inc., Vistra Corp., and Constellation Energy Corp. Those that detracted the most were Otter Tail Corp., NextEra Energy Partners, LP, and Hawaiian Electric Industries, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H**	21.55%	37.51%	5.26%	7.95%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Utilities Index	24.93%	41.82%	7.99%	10.41%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 29,842,810
Holdings Count | shares	54
Investment Company, Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$29,842,810
Total Number of Portfolio Holdings	54
Portfolio Turnover Rate	116%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

NextEra Energy, Inc.	5.7%
Constellation Energy Corp.	4.5%
Southern Co.	4.3%
Duke Energy Corp.	4.0%
Vistra Corp.	3.3%
American Electric Power Company, Inc.	3.2%
Sempra	3.2%
Dominion Energy, Inc.	3.0%
Public Service Enterprise Group, Inc.	3.0%
PG&E Corp.	2.8%
Top 10 Total	37.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

NextEra Energy, Inc.	5.7%
Constellation Energy Corp.	4.5%
Southern Co.	4.3%
Duke Energy Corp.	4.0%
Vistra Corp.	3.3%
American Electric Power Company, Inc.	3.2%
Sempra	3.2%
Dominion Energy, Inc.	3.0%
Public Service Enterprise Group, Inc.	3.0%
PG&E Corp.	2.8%
Top 10 Total	37.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Dow Jones Industrial Average® Fund | Class H
Shareholder Report [Line Items]
Fund Name	Dow Jones Industrial Average® Fund
Class Name	Class H
Trading Symbol	RYDHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dow Jones Industrial Average® Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$81	1.57%[2]

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 6.53%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 7.35% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Dow Jones Industrial Average (the "Index) were Financials, Health Care, and Information Technology. Those that detracted the most were Communication Services, Energy, and Materials. The holdings that contributed the most to return of the Index were UnitedHealth Group, Inc., Goldman Sachs Group, Inc., and Apple, Inc. Those that detracted the most were Boeing Co., Salesforce, Inc., and Walt Disney Co. The fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Dow Jones Industrial Average.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Since Inception (12.01.15)
Class H	6.53%	26.83%	9.78%	10.81%
S&P 500 Index	10.42%	36.35%	15.98%	14.13%
Dow Jones Industrial Average	7.35%	28.85%	11.78%	12.73%

Performance Inception Date	Dec. 01, 2015
Net Assets	$ 19,720,259
Holdings Count | shares	39
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$19,720,259
Total Number of Portfolio Holdings	39
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

UnitedHealth Group, Inc.	7.9%
Goldman Sachs Group, Inc.	6.7%
Microsoft Corp.	5.8%
Home Depot, Inc.	5.4%
Caterpillar, Inc.	5.3%
Amgen, Inc.	4.3%
McDonald's Corp.	4.1%
Visa, Inc. — Class A	3.7%
Salesforce, Inc.	3.7%
American Express Co.	3.6%
Top 10 Total	50.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

UnitedHealth Group, Inc.	7.9%
Goldman Sachs Group, Inc.	6.7%
Microsoft Corp.	5.8%
Home Depot, Inc.	5.4%
Caterpillar, Inc.	5.3%
Amgen, Inc.	4.3%
McDonald's Corp.	4.1%
Visa, Inc. — Class A	3.7%
Salesforce, Inc.	3.7%
American Express Co.	3.6%
Top 10 Total	50.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Dow Jones Industrial Average® Fund | Class A
Shareholder Report [Line Items]
Fund Name	Dow Jones Industrial Average® Fund
Class Name	Class A
Trading Symbol	RYDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dow Jones Industrial Average® Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$81	1.57%[2]

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 6.52%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 7.35% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Dow Jones Industrial Average (the "Index) were Financials, Health Care, and Information Technology. Those that detracted the most were Communication Services, Energy, and Materials. The holdings that contributed the most to return of the Index were UnitedHealth Group, Inc., Goldman Sachs Group, Inc., and Apple, Inc. Those that detracted the most were Boeing Co., Salesforce, Inc., and Walt Disney Co. The fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Dow Jones Industrial Average.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Since Inception (12.01.15)
Class A (without sales charge)	6.52%	26.83%	9.78%	10.80%
Class A (with sales charge)‡	1.46%	20.80%	8.72%	10.19%
S&P 500 Index	10.42%	36.35%	15.98%	14.13%
Dow Jones Industrial Average	7.35%	28.85%	11.78%	12.73%

Performance Inception Date	Dec. 01, 2015
Net Assets	$ 19,720,259
Holdings Count | shares	39
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$19,720,259
Total Number of Portfolio Holdings	39
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

UnitedHealth Group, Inc.	7.9%
Goldman Sachs Group, Inc.	6.7%
Microsoft Corp.	5.8%
Home Depot, Inc.	5.4%
Caterpillar, Inc.	5.3%
Amgen, Inc.	4.3%
McDonald's Corp.	4.1%
Visa, Inc. — Class A	3.7%
Salesforce, Inc.	3.7%
American Express Co.	3.6%
Top 10 Total	50.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

UnitedHealth Group, Inc.	7.9%
Goldman Sachs Group, Inc.	6.7%
Microsoft Corp.	5.8%
Home Depot, Inc.	5.4%
Caterpillar, Inc.	5.3%
Amgen, Inc.	4.3%
McDonald's Corp.	4.1%
Visa, Inc. — Class A	3.7%
Salesforce, Inc.	3.7%
American Express Co.	3.6%
Top 10 Total	50.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Dow Jones Industrial Average® Fund | Class C
Shareholder Report [Line Items]
Fund Name	Dow Jones Industrial Average® Fund
Class Name	Class C
Trading Symbol	RYDKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dow Jones Industrial Average® Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$120	2.32%[2]

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	2.32%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 6.12%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 7.35% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Dow Jones Industrial Average (the "Index) were Financials, Health Care, and Information Technology. Those that detracted the most were Communication Services, Energy, and Materials. The holdings that contributed the most to return of the Index were UnitedHealth Group, Inc., Goldman Sachs Group, Inc., and Apple, Inc. Those that detracted the most were Boeing Co., Salesforce, Inc., and Walt Disney Co. The fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Dow Jones Industrial Average.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Since Inception (12.01.15)
Class C (without CDSC)	6.12%	25.88%	8.96%	9.98%
Class C (with CDSC)§	5.12%	24.88%	8.96%	9.98%
S&P 500 Index	10.42%	36.35%	15.98%	14.13%
Dow Jones Industrial Average	7.35%	28.85%	11.78%	12.73%

Performance Inception Date	Dec. 01, 2015
Net Assets	$ 19,720,259
Holdings Count | shares	39
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$19,720,259
Total Number of Portfolio Holdings	39
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

UnitedHealth Group, Inc.	7.9%
Goldman Sachs Group, Inc.	6.7%
Microsoft Corp.	5.8%
Home Depot, Inc.	5.4%
Caterpillar, Inc.	5.3%
Amgen, Inc.	4.3%
McDonald's Corp.	4.1%
Visa, Inc. — Class A	3.7%
Salesforce, Inc.	3.7%
American Express Co.	3.6%
Top 10 Total	50.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

UnitedHealth Group, Inc.	7.9%
Goldman Sachs Group, Inc.	6.7%
Microsoft Corp.	5.8%
Home Depot, Inc.	5.4%
Caterpillar, Inc.	5.3%
Amgen, Inc.	4.3%
McDonald's Corp.	4.1%
Visa, Inc. — Class A	3.7%
Salesforce, Inc.	3.7%
American Express Co.	3.6%
Top 10 Total	50.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Nova Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Nova Fund
Class Name	Investor Class
Trading Symbol	RYNVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nova Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$68	1.28%[2]

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned 13.18%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Index (the "Index") were Information Technology, Financials, and Communication Services. The only sector that detracted was Energy. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Intel Corp., Walt Disney Co., and Merck & Co., Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	13.18%	51.59%	18.89%	16.03%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%

Net Assets	$ 239,931,905
Holdings Count | shares	516
Investment Company, Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$239,931,905
Total Number of Portfolio Holdings	516
Portfolio Turnover Rate	113%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	5.8%
Microsoft Corp.	5.2%
NVIDIA Corp.	4.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.1%
Amazon.com, Inc.	2.9%
Guggenheim Strategy Fund II	2.3%
Meta Platforms, Inc. — Class A	2.1%
Guggenheim Strategy Fund III	1.9%
Alphabet, Inc. — Class A	1.6%
Berkshire Hathaway, Inc. — Class B	1.4%
Top 10 Total	31.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	5.8%
Microsoft Corp.	5.2%
NVIDIA Corp.	4.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.1%
Amazon.com, Inc.	2.9%
Guggenheim Strategy Fund II	2.3%
Meta Platforms, Inc. — Class A	2.1%
Guggenheim Strategy Fund III	1.9%
Alphabet, Inc. — Class A	1.6%
Berkshire Hathaway, Inc. — Class B	1.4%
Top 10 Total	31.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Nova Fund | Class A
Shareholder Report [Line Items]
Fund Name	Nova Fund
Class Name	Class A
Trading Symbol	RYANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nova Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$82	1.54%[2]

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 13.04%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Index (the "Index") were Information Technology, Financials, and Communication Services. The only sector that detracted was Energy. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Intel Corp., Walt Disney Co., and Merck & Co., Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	13.04%	51.23%	18.61%	15.76%
Class A (with sales charge)‡	7.67%	44.04%	17.46%	15.19%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%

Net Assets	$ 239,931,905
Holdings Count | shares	516
Investment Company, Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$239,931,905
Total Number of Portfolio Holdings	516
Portfolio Turnover Rate	113%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	5.8%
Microsoft Corp.	5.2%
NVIDIA Corp.	4.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.1%
Amazon.com, Inc.	2.9%
Guggenheim Strategy Fund II	2.3%
Meta Platforms, Inc. — Class A	2.1%
Guggenheim Strategy Fund III	1.9%
Alphabet, Inc. — Class A	1.6%
Berkshire Hathaway, Inc. — Class B	1.4%
Top 10 Total	31.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	5.8%
Microsoft Corp.	5.2%
NVIDIA Corp.	4.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.1%
Amazon.com, Inc.	2.9%
Guggenheim Strategy Fund II	2.3%
Meta Platforms, Inc. — Class A	2.1%
Guggenheim Strategy Fund III	1.9%
Alphabet, Inc. — Class A	1.6%
Berkshire Hathaway, Inc. — Class B	1.4%
Top 10 Total	31.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Nova Fund | Class C
Shareholder Report [Line Items]
Fund Name	Nova Fund
Class Name	Class C
Trading Symbol	RYNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nova Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$122	2.28%[2]

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	2.28%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 12.62%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Index (the "Index") were Information Technology, Financials, and Communication Services. The only sector that detracted was Energy. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Intel Corp., Walt Disney Co., and Merck & Co., Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	12.62%	50.09%	17.71%	14.90%
Class C (with CDSC)§	11.62%	49.09%	17.71%	14.90%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%

Net Assets	$ 239,931,905
Holdings Count | shares	516
Investment Company, Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$239,931,905
Total Number of Portfolio Holdings	516
Portfolio Turnover Rate	113%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	5.8%
Microsoft Corp.	5.2%
NVIDIA Corp.	4.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.1%
Amazon.com, Inc.	2.9%
Guggenheim Strategy Fund II	2.3%
Meta Platforms, Inc. — Class A	2.1%
Guggenheim Strategy Fund III	1.9%
Alphabet, Inc. — Class A	1.6%
Berkshire Hathaway, Inc. — Class B	1.4%
Top 10 Total	31.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	5.8%
Microsoft Corp.	5.2%
NVIDIA Corp.	4.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.1%
Amazon.com, Inc.	2.9%
Guggenheim Strategy Fund II	2.3%
Meta Platforms, Inc. — Class A	2.1%
Guggenheim Strategy Fund III	1.9%
Alphabet, Inc. — Class A	1.6%
Berkshire Hathaway, Inc. — Class B	1.4%
Top 10 Total	31.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Nova Fund | Class H
Shareholder Report [Line Items]
Fund Name	Nova Fund
Class Name	Class H
Trading Symbol	RYNHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nova Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$82	1.53%[2]

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 13.04%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Index (the "Index") were Information Technology, Financials, and Communication Services. The only sector that detracted was Energy. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Intel Corp., Walt Disney Co., and Merck & Co., Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	13.04%	51.23%	18.60%	15.77%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%

Net Assets	$ 239,931,905
Holdings Count | shares	516
Investment Company, Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$239,931,905
Total Number of Portfolio Holdings	516
Portfolio Turnover Rate	113%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	5.8%
Microsoft Corp.	5.2%
NVIDIA Corp.	4.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.1%
Amazon.com, Inc.	2.9%
Guggenheim Strategy Fund II	2.3%
Meta Platforms, Inc. — Class A	2.1%
Guggenheim Strategy Fund III	1.9%
Alphabet, Inc. — Class A	1.6%
Berkshire Hathaway, Inc. — Class B	1.4%
Top 10 Total	31.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	5.8%
Microsoft Corp.	5.2%
NVIDIA Corp.	4.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.1%
Amazon.com, Inc.	2.9%
Guggenheim Strategy Fund II	2.3%
Meta Platforms, Inc. — Class A	2.1%
Guggenheim Strategy Fund III	1.9%
Alphabet, Inc. — Class A	1.6%
Berkshire Hathaway, Inc. — Class B	1.4%
Top 10 Total	31.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500® Fund | Class A
Shareholder Report [Line Items]
Fund Name	S&P 500® Fund
Class Name	Class A
Trading Symbol	RYSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P 500® Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$83	1.58%[2]

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 9.54%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Index (the "Index") were Information Technology, Financials, and Communication Services. The only sector that detracted was Energy. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Intel Corp., Walt Disney Co., and Merck & Co., Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	9.54%	34.11%	14.01%	11.46%
Class A (with sales charge)‡	4.34%	27.75%	12.91%	10.92%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%

Net Assets	$ 239,541,929
Holdings Count | shares	513
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$239,541,929
Total Number of Portfolio Holdings	513
Portfolio Turnover Rate	50%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	6.9%
Microsoft Corp.	6.3%
NVIDIA Corp.	5.9%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc. — Class A	2.5%
Alphabet, Inc. — Class A	1.9%
Berkshire Hathaway, Inc. — Class B	1.7%
Alphabet, Inc. — Class C	1.6%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.4%
Top 10 Total	33.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	6.9%
Microsoft Corp.	6.3%
NVIDIA Corp.	5.9%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc. — Class A	2.5%
Alphabet, Inc. — Class A	1.9%
Berkshire Hathaway, Inc. — Class B	1.7%
Alphabet, Inc. — Class C	1.6%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.4%
Top 10 Total	33.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500® Fund | Class C
Shareholder Report [Line Items]
Fund Name	S&P 500® Fund
Class Name	Class C
Trading Symbol	RYSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P 500® Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$122	2.33%[2]

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	2.33%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 9.13%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Index (the "Index") were Information Technology, Financials, and Communication Services. The only sector that detracted was Energy. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Intel Corp., Walt Disney Co., and Merck & Co., Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	9.13%	33.11%	13.17%	10.63%
Class C (with CDSC)§	8.13%	32.11%	13.17%	10.63%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%

Net Assets	$ 239,541,929
Holdings Count | shares	513
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$239,541,929
Total Number of Portfolio Holdings	513
Portfolio Turnover Rate	50%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	6.9%
Microsoft Corp.	6.3%
NVIDIA Corp.	5.9%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc. — Class A	2.5%
Alphabet, Inc. — Class A	1.9%
Berkshire Hathaway, Inc. — Class B	1.7%
Alphabet, Inc. — Class C	1.6%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.4%
Top 10 Total	33.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	6.9%
Microsoft Corp.	6.3%
NVIDIA Corp.	5.9%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc. — Class A	2.5%
Alphabet, Inc. — Class A	1.9%
Berkshire Hathaway, Inc. — Class B	1.7%
Alphabet, Inc. — Class C	1.6%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.4%
Top 10 Total	33.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500® Fund | Class H
Shareholder Report [Line Items]
Fund Name	S&P 500® Fund
Class Name	Class H
Trading Symbol	RYSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P 500® Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$84	1.59%[2]

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 9.54%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Index (the "Index") were Information Technology, Financials, and Communication Services. The only sector that detracted was Energy. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Intel Corp., Walt Disney Co., and Merck & Co., Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	9.54%	34.11%	14.02%	11.46%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%

Net Assets	$ 239,541,929
Holdings Count | shares	513
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$239,541,929
Total Number of Portfolio Holdings	513
Portfolio Turnover Rate	50%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	6.9%
Microsoft Corp.	6.3%
NVIDIA Corp.	5.9%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc. — Class A	2.5%
Alphabet, Inc. — Class A	1.9%
Berkshire Hathaway, Inc. — Class B	1.7%
Alphabet, Inc. — Class C	1.6%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.4%
Top 10 Total	33.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	6.9%
Microsoft Corp.	6.3%
NVIDIA Corp.	5.9%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc. — Class A	2.5%
Alphabet, Inc. — Class A	1.9%
Berkshire Hathaway, Inc. — Class B	1.7%
Alphabet, Inc. — Class C	1.6%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.4%
Top 10 Total	33.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse S&P 500® Strategy Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Inverse S&P 500® Strategy Fund
Class Name	Investor Class
Trading Symbol	RYURX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse S&P 500® Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$67	1.38%[2]

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned -5.57%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Index (the "Index") were Information Technology, Financials, and Communication Services. The only sector that detracted was Energy. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Intel Corp., Walt Disney Co., and Merck & Co., Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	-5.57%	-20.01%	-14.38%	-12.45%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%

Net Assets	$ 44,963,314
Holdings Count | shares	21
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$44,963,314
Total Number of Portfolio Holdings	21
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	14.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	9.5%
Total	24.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	14.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	9.5%
Total	24.0%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse S&P 500® Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Inverse S&P 500® Strategy Fund
Class Name	Class A
Trading Symbol	RYARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse S&P 500® Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$79	1.63%[2]

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned -5.66%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Index (the "Index") were Information Technology, Financials, and Communication Services. The only sector that detracted was Energy. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Intel Corp., Walt Disney Co., and Merck & Co., Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-5.66%	-20.15%	-14.60%	-12.68%
Class A (with sales charge)‡	-10.13%	-23.94%	-15.42%	-13.10%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%

Net Assets	$ 44,963,314
Holdings Count | shares	21
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$44,963,314
Total Number of Portfolio Holdings	21
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	14.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	9.5%
Total	24.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	14.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	9.5%
Total	24.0%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse S&P 500® Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Inverse S&P 500® Strategy Fund
Class Name	Class C
Trading Symbol	RYUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse S&P 500® Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$115	2.37%[2]

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	2.37%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned -6.04%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Index (the "Index") were Information Technology, Financials, and Communication Services. The only sector that detracted was Energy. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Intel Corp., Walt Disney Co., and Merck & Co., Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-6.04%	-20.78%	-15.23%	-13.33%
Class C (with CDSC)§	-6.98%	-21.55%	-15.23%	-13.33%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%

Net Assets	$ 44,963,314
Holdings Count | shares	21
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$44,963,314
Total Number of Portfolio Holdings	21
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	14.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	9.5%
Total	24.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	14.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	9.5%
Total	24.0%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse S&P 500® Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Inverse S&P 500® Strategy Fund
Class Name	Class H
Trading Symbol	RYUHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse S&P 500® Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$79	1.62%[2]

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned -5.70%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Index (the "Index") were Information Technology, Financials, and Communication Services. The only sector that detracted was Energy. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Intel Corp., Walt Disney Co., and Merck & Co., Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	-5.70%	-20.20%	-14.58%	-12.67%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%

Net Assets	$ 44,963,314
Holdings Count | shares	21
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$44,963,314
Total Number of Portfolio Holdings	21
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	14.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	9.5%
Total	24.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	14.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	9.5%
Total	24.0%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Monthly Rebalance NASDAQ-100® 2x Strategy Fund
Class Name	Class H
Trading Symbol	RMQHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Monthly Rebalance NASDAQ-100® 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$68	1.26%[2]

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 16.15%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the NASDAQ-100 Index, which returned 10.34% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Nasdaq-100 Index (the "Index") were Information Technology, Communication Services, and Consumer Discretionary. Those that detracted the most were Real Estate, Energy, and Industrials. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Broadcom, Inc. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and DexCom, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the monthly price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Since Inception (11.28.14)
Class H	16.15%	71.48%	35.67%	30.36%
S&P 500 Index	10.42%	36.35%	15.98%	13.03%
NASDAQ-100 Index	10.34%	37.48%	21.97%	18.00%

Performance Inception Date	Nov. 28, 2014
Net Assets	$ 791,202,446
Holdings Count | shares	112
Investment Company, Portfolio Turnover	248.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$791,202,446
Total Number of Portfolio Holdings	112
Portfolio Turnover Rate	248%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	7.4%
Microsoft Corp.	6.7%
NVIDIA Corp.	6.2%
Broadcom, Inc.	4.3%
Meta Platforms, Inc. — Class A	4.2%
Amazon.com, Inc.	4.1%
Tesla, Inc.	2.6%
Costco Wholesale Corp.	2.1%
Alphabet, Inc. — Class A	2.0%
Alphabet, Inc. — Class C	2.0%
Top 10 Total	41.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	7.4%
Microsoft Corp.	6.7%
NVIDIA Corp.	6.2%
Broadcom, Inc.	4.3%
Meta Platforms, Inc. — Class A	4.2%
Amazon.com, Inc.	4.1%
Tesla, Inc.	2.6%
Costco Wholesale Corp.	2.1%
Alphabet, Inc. — Class A	2.0%
Alphabet, Inc. — Class C	2.0%
Top 10 Total	41.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Monthly Rebalance NASDAQ-100® 2x Strategy Fund
Class Name	Class A
Trading Symbol	RMQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Monthly Rebalance NASDAQ-100® 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$67	1.24%[2]

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 16.17%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the NASDAQ-100 Index, which returned 10.34% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Nasdaq-100 Index (the "Index") were Information Technology, Communication Services, and Consumer Discretionary. Those that detracted the most were Real Estate, Energy, and Industrials. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Broadcom, Inc. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and DexCom, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the monthly price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Since Inception (11.28.14)
Class A (without sales charge)	16.17%	71.51%	35.70%	30.06%
Class A (with sales charge)‡	10.65%	63.36%	34.39%	29.42%
S&P 500 Index	10.42%	36.35%	15.98%	13.03%
NASDAQ-100 Index	10.34%	37.48%	21.97%	18.00%

Performance Inception Date	Nov. 28, 2014
Net Assets	$ 791,202,446
Holdings Count | shares	112
Investment Company, Portfolio Turnover	248.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$791,202,446
Total Number of Portfolio Holdings	112
Portfolio Turnover Rate	248%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	7.4%
Microsoft Corp.	6.7%
NVIDIA Corp.	6.2%
Broadcom, Inc.	4.3%
Meta Platforms, Inc. — Class A	4.2%
Amazon.com, Inc.	4.1%
Tesla, Inc.	2.6%
Costco Wholesale Corp.	2.1%
Alphabet, Inc. — Class A	2.0%
Alphabet, Inc. — Class C	2.0%
Top 10 Total	41.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	7.4%
Microsoft Corp.	6.7%
NVIDIA Corp.	6.2%
Broadcom, Inc.	4.3%
Meta Platforms, Inc. — Class A	4.2%
Amazon.com, Inc.	4.1%
Tesla, Inc.	2.6%
Costco Wholesale Corp.	2.1%
Alphabet, Inc. — Class A	2.0%
Alphabet, Inc. — Class C	2.0%
Top 10 Total	41.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Monthly Rebalance NASDAQ-100® 2x Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Monthly Rebalance NASDAQ-100® 2x Strategy Fund
Class Name	Class C
Trading Symbol	RMQCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Monthly Rebalance NASDAQ-100® 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$108	1.99%[2]

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 15.71%, outperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and outperforming the fund's secondary index, the NASDAQ-100 Index, which returned 10.34% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Nasdaq-100 Index (the "Index") were Information Technology, Communication Services, and Consumer Discretionary. Those that detracted the most were Real Estate, Energy, and Industrials. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Broadcom, Inc. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and DexCom, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the monthly price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Since Inception (11.28.14)
Class C (without CDSC)	15.71%	70.23%	34.67%	29.06%
Class C (with CDSC)§	14.72%	69.23%	34.67%	29.06%
S&P 500 Index	10.42%	36.35%	15.98%	13.03%
NASDAQ-100 Index	10.34%	37.48%	21.97%	18.00%

Performance Inception Date	Nov. 28, 2014
Net Assets	$ 791,202,446
Holdings Count | shares	112
Investment Company, Portfolio Turnover	248.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$791,202,446
Total Number of Portfolio Holdings	112
Portfolio Turnover Rate	248%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	7.4%
Microsoft Corp.	6.7%
NVIDIA Corp.	6.2%
Broadcom, Inc.	4.3%
Meta Platforms, Inc. — Class A	4.2%
Amazon.com, Inc.	4.1%
Tesla, Inc.	2.6%
Costco Wholesale Corp.	2.1%
Alphabet, Inc. — Class A	2.0%
Alphabet, Inc. — Class C	2.0%
Top 10 Total	41.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	7.4%
Microsoft Corp.	6.7%
NVIDIA Corp.	6.2%
Broadcom, Inc.	4.3%
Meta Platforms, Inc. — Class A	4.2%
Amazon.com, Inc.	4.1%
Tesla, Inc.	2.6%
Costco Wholesale Corp.	2.1%
Alphabet, Inc. — Class A	2.0%
Alphabet, Inc. — Class C	2.0%
Top 10 Total	41.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
NASDAQ-100 Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	NASDAQ-100 Fund
Class Name	Investor Class
Trading Symbol	RYOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NASDAQ-100 Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$65	1.23%[2]

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned 9.69%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 10.34% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the NASDAQ-100 Index (the "Index") were Information Technology, Communication Services, and Consumer Discretionary. Those that detracted the most were Real Estate, Energy, and Industrials. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Broadcom, Inc. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and DexCom, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	9.69%	35.88%	20.40%	17.00%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
NASDAQ-100 Index	10.34%	37.48%	21.97%	18.53%

Net Assets	$ 1,862,640,189
Holdings Count | shares	115
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$1,862,640,189
Total Number of Portfolio Holdings	115
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	8.7%
Microsoft Corp.	7.8%
NVIDIA Corp.	7.3%
Broadcom, Inc.	5.0%
Meta Platforms, Inc. — Class A	4.9%
Amazon.com, Inc.	4.8%
Tesla, Inc.	3.1%
Costco Wholesale Corp.	2.5%
Alphabet, Inc. — Class A	2.4%
Alphabet, Inc. — Class C	2.3%
Top 10 Total	48.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	8.7%
Microsoft Corp.	7.8%
NVIDIA Corp.	7.3%
Broadcom, Inc.	5.0%
Meta Platforms, Inc. — Class A	4.9%
Amazon.com, Inc.	4.8%
Tesla, Inc.	3.1%
Costco Wholesale Corp.	2.5%
Alphabet, Inc. — Class A	2.4%
Alphabet, Inc. — Class C	2.3%
Top 10 Total	48.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
NASDAQ-100 Fund | Class A
Shareholder Report [Line Items]
Fund Name	NASDAQ-100 Fund
Class Name	Class A
Trading Symbol	RYATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NASDAQ-100 Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$78	1.48%[2]

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 9.57%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 10.34% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the NASDAQ-100 Index (the "Index") were Information Technology, Communication Services, and Consumer Discretionary. Those that detracted the most were Real Estate, Energy, and Industrials. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Broadcom, Inc. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and DexCom, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	9.57%	35.54%	20.10%	16.70%
Class A (with sales charge)‡	4.37%	29.11%	18.94%	16.13%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
NASDAQ-100 Index	10.34%	37.48%	21.97%	18.53%

Net Assets	$ 1,862,640,189
Holdings Count | shares	115
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$1,862,640,189
Total Number of Portfolio Holdings	115
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	8.7%
Microsoft Corp.	7.8%
NVIDIA Corp.	7.3%
Broadcom, Inc.	5.0%
Meta Platforms, Inc. — Class A	4.9%
Amazon.com, Inc.	4.8%
Tesla, Inc.	3.1%
Costco Wholesale Corp.	2.5%
Alphabet, Inc. — Class A	2.4%
Alphabet, Inc. — Class C	2.3%
Top 10 Total	48.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	8.7%
Microsoft Corp.	7.8%
NVIDIA Corp.	7.3%
Broadcom, Inc.	5.0%
Meta Platforms, Inc. — Class A	4.9%
Amazon.com, Inc.	4.8%
Tesla, Inc.	3.1%
Costco Wholesale Corp.	2.5%
Alphabet, Inc. — Class A	2.4%
Alphabet, Inc. — Class C	2.3%
Top 10 Total	48.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
NASDAQ-100 Fund | Class C
Shareholder Report [Line Items]
Fund Name	NASDAQ-100 Fund
Class Name	Class C
Trading Symbol	RYCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NASDAQ-100 Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$116	2.22%[2]

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.22%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 9.14%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 10.34% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the NASDAQ-100 Index (the "Index") were Information Technology, Communication Services, and Consumer Discretionary. Those that detracted the most were Real Estate, Energy, and Industrials. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Broadcom, Inc. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and DexCom, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	9.14%	34.53%	19.20%	15.84%
Class C (with CDSC)§	8.14%	33.53%	19.20%	15.84%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
NASDAQ-100 Index	10.34%	37.48%	21.97%	18.53%

Net Assets	$ 1,862,640,189
Holdings Count | shares	115
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$1,862,640,189
Total Number of Portfolio Holdings	115
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	8.7%
Microsoft Corp.	7.8%
NVIDIA Corp.	7.3%
Broadcom, Inc.	5.0%
Meta Platforms, Inc. — Class A	4.9%
Amazon.com, Inc.	4.8%
Tesla, Inc.	3.1%
Costco Wholesale Corp.	2.5%
Alphabet, Inc. — Class A	2.4%
Alphabet, Inc. — Class C	2.3%
Top 10 Total	48.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	8.7%
Microsoft Corp.	7.8%
NVIDIA Corp.	7.3%
Broadcom, Inc.	5.0%
Meta Platforms, Inc. — Class A	4.9%
Amazon.com, Inc.	4.8%
Tesla, Inc.	3.1%
Costco Wholesale Corp.	2.5%
Alphabet, Inc. — Class A	2.4%
Alphabet, Inc. — Class C	2.3%
Top 10 Total	48.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
NASDAQ-100 Fund | Class H
Shareholder Report [Line Items]
Fund Name	NASDAQ-100 Fund
Class Name	Class H
Trading Symbol	RYHOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NASDAQ-100 Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$78	1.48%[2]

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 9.55%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 10.34% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the NASDAQ-100 Index (the "Index") were Information Technology, Communication Services, and Consumer Discretionary. Those that detracted the most were Real Estate, Energy, and Industrials. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Broadcom, Inc. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and DexCom, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	9.55%	35.56%	20.09%	16.69%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
NASDAQ-100 Index	10.34%	37.48%	21.97%	18.53%

Net Assets	$ 1,862,640,189
Holdings Count | shares	115
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$1,862,640,189
Total Number of Portfolio Holdings	115
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	8.7%
Microsoft Corp.	7.8%
NVIDIA Corp.	7.3%
Broadcom, Inc.	5.0%
Meta Platforms, Inc. — Class A	4.9%
Amazon.com, Inc.	4.8%
Tesla, Inc.	3.1%
Costco Wholesale Corp.	2.5%
Alphabet, Inc. — Class A	2.4%
Alphabet, Inc. — Class C	2.3%
Top 10 Total	48.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Apple, Inc.	8.7%
Microsoft Corp.	7.8%
NVIDIA Corp.	7.3%
Broadcom, Inc.	5.0%
Meta Platforms, Inc. — Class A	4.9%
Amazon.com, Inc.	4.8%
Tesla, Inc.	3.1%
Costco Wholesale Corp.	2.5%
Alphabet, Inc. — Class A	2.4%
Alphabet, Inc. — Class C	2.3%
Top 10 Total	48.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse NASDAQ-100® Strategy Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Inverse NASDAQ-100® Strategy Fund
Class Name	Investor Class
Trading Symbol	RYAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse NASDAQ-100® Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$70	1.45%[2]

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned -6.80%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 10.34% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the NASDAQ-100 Index (the "Index") were Information Technology, Communication Services, and Consumer Discretionary. Those that detracted the most were Real Estate, Energy, and Industrials. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Broadcom, Inc. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and DexCom, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	-6.80%	-22.44%	-20.43%	-17.60%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
NASDAQ-100 Index	10.34%	37.48%	21.97%	18.53%

Net Assets	$ 14,879,719
Holdings Count | shares	13
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$14,879,719
Total Number of Portfolio Holdings	13
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	8.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.9%
Total	14.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	8.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.9%
Total	14.1%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse NASDAQ-100® Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Inverse NASDAQ-100® Strategy Fund
Class Name	Class A
Trading Symbol	RYAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse NASDAQ-100® Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$82	1.70%[2]

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned -6.89%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 10.34% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the NASDAQ-100 Index (the "Index") were Information Technology, Communication Services, and Consumer Discretionary. Those that detracted the most were Real Estate, Energy, and Industrials. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Broadcom, Inc. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and DexCom, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-6.89%	-22.66%	-20.64%	-17.69%
Class A (with sales charge)‡	-11.31%	-26.35%	-21.40%	-18.09%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
NASDAQ-100 Index	10.34%	37.48%	21.97%	18.53%

Net Assets	$ 14,879,719
Holdings Count | shares	13
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$14,879,719
Total Number of Portfolio Holdings	13
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	8.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.9%
Total	14.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	8.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.9%
Total	14.1%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse NASDAQ-100® Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Inverse NASDAQ-100® Strategy Fund
Class Name	Class C
Trading Symbol	RYACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse NASDAQ-100® Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$119	2.47%[2]

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	2.47%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned -7.29%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 10.34% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the NASDAQ-100 Index (the "Index") were Information Technology, Communication Services, and Consumer Discretionary. Those that detracted the most were Real Estate, Energy, and Industrials. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Broadcom, Inc. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and DexCom, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-7.29%	-23.23%	-21.23%	-18.43%
Class C (with CDSC)§	-8.22%	-23.95%	-21.23%	-18.43%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
NASDAQ-100 Index	10.34%	37.48%	21.97%	18.53%

Net Assets	$ 14,879,719
Holdings Count | shares	13
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$14,879,719
Total Number of Portfolio Holdings	13
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	8.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.9%
Total	14.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	8.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.9%
Total	14.1%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse NASDAQ-100® Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Inverse NASDAQ-100® Strategy Fund
Class Name	Class H
Trading Symbol	RYALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse NASDAQ-100® Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$83	1.72%[2]

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned -6.93%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 10.34% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the NASDAQ-100 Index (the "Index") were Information Technology, Communication Services, and Consumer Discretionary. Those that detracted the most were Real Estate, Energy, and Industrials. The holdings that contributed the most to the return of the Index were Apple, Inc., NVIDIA Corp., and Broadcom, Inc. Those that detracted the most were Intel Corp., Advanced Micro Devices, Inc., and DexCom, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	-6.93%	-22.66%	-20.65%	-17.82%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
NASDAQ-100 Index	10.34%	37.48%	21.97%	18.53%

Net Assets	$ 14,879,719
Holdings Count | shares	13
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$14,879,719
Total Number of Portfolio Holdings	13
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	8.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.9%
Total	14.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	8.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.9%
Total	14.1%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Russell 2000® 1.5x Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Russell 2000® 1.5x Strategy Fund
Class Name	Class H
Trading Symbol	RYMKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Russell 2000® 1.5x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$85	1.65%[2]

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 5.46%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 5.69% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying Russell 2000 Index (the "Index") were Financials, Health Care, and Real Estate. The only sector that detracted was Energy. The holdings that contributed the most to the Index were Insmed, Inc., FTAI Aviation Ltd., and Lumen Technologies, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	5.46%	34.60%	8.13%	8.55%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
Russell 2000 Index	5.69%	26.76%	9.39%	9.13%

Net Assets	$ 6,507,881
Holdings Count | shares	1,992
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$6,507,881
Total Number of Portfolio Holdings	1,992
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	9.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	8.6%
Vaxcyte, Inc.	0.3%
FTAI Aviation Ltd.	0.3%
Insmed, Inc.	0.3%
Sprouts Farmers Market, Inc.	0.3%
Fabrinet	0.2%
Applied Industrial Technologies, Inc.	0.2%
Mueller Industries, Inc.	0.2%
Fluor Corp.	0.2%
Top 10 Total	20.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	9.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	8.6%
Vaxcyte, Inc.	0.3%
FTAI Aviation Ltd.	0.3%
Insmed, Inc.	0.3%
Sprouts Farmers Market, Inc.	0.3%
Fabrinet	0.2%
Applied Industrial Technologies, Inc.	0.2%
Mueller Industries, Inc.	0.2%
Fluor Corp.	0.2%
Top 10 Total	20.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Russell 2000® 1.5x Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Russell 2000® 1.5x Strategy Fund
Class Name	Class A
Trading Symbol	RYAKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Russell 2000® 1.5x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$85	1.65%[2]

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 5.46%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 5.69% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying Russell 2000 Index (the "Index") were Financials, Health Care, and Real Estate. The only sector that detracted was Energy. The holdings that contributed the most to the Index were Insmed, Inc., FTAI Aviation Ltd., and Lumen Technologies, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	5.46%	34.61%	8.14%	8.57%
Class A (with sales charge)‡	0.45%	28.22%	7.09%	8.05%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
Russell 2000 Index	5.69%	26.76%	9.39%	9.13%

Net Assets	$ 6,507,881
Holdings Count | shares	1,992
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$6,507,881
Total Number of Portfolio Holdings	1,992
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	9.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	8.6%
Vaxcyte, Inc.	0.3%
FTAI Aviation Ltd.	0.3%
Insmed, Inc.	0.3%
Sprouts Farmers Market, Inc.	0.3%
Fabrinet	0.2%
Applied Industrial Technologies, Inc.	0.2%
Mueller Industries, Inc.	0.2%
Fluor Corp.	0.2%
Top 10 Total	20.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	9.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	8.6%
Vaxcyte, Inc.	0.3%
FTAI Aviation Ltd.	0.3%
Insmed, Inc.	0.3%
Sprouts Farmers Market, Inc.	0.3%
Fabrinet	0.2%
Applied Industrial Technologies, Inc.	0.2%
Mueller Industries, Inc.	0.2%
Fluor Corp.	0.2%
Top 10 Total	20.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Russell 2000® 1.5x Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Russell 2000® 1.5x Strategy Fund
Class Name	Class C
Trading Symbol	RYCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Russell 2000® 1.5x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$119	2.32%[2]

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	2.32%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 5.06%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 5.69% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying Russell 2000 Index (the "Index") were Financials, Health Care, and Real Estate. The only sector that detracted was Energy. The holdings that contributed the most to the Index were Insmed, Inc., FTAI Aviation Ltd., and Lumen Technologies, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	5.06%	33.59%	7.32%	7.76%
Class C (with CDSC)§	4.06%	32.59%	7.32%	7.76%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
Russell 2000 Index	5.69%	26.76%	9.39%	9.13%

Net Assets	$ 6,507,881
Holdings Count | shares	1,992
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$6,507,881
Total Number of Portfolio Holdings	1,992
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	9.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	8.6%
Vaxcyte, Inc.	0.3%
FTAI Aviation Ltd.	0.3%
Insmed, Inc.	0.3%
Sprouts Farmers Market, Inc.	0.3%
Fabrinet	0.2%
Applied Industrial Technologies, Inc.	0.2%
Mueller Industries, Inc.	0.2%
Fluor Corp.	0.2%
Top 10 Total	20.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	9.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	8.6%
Vaxcyte, Inc.	0.3%
FTAI Aviation Ltd.	0.3%
Insmed, Inc.	0.3%
Sprouts Farmers Market, Inc.	0.3%
Fabrinet	0.2%
Applied Industrial Technologies, Inc.	0.2%
Mueller Industries, Inc.	0.2%
Fluor Corp.	0.2%
Top 10 Total	20.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Russell 2000® Fund | Class A
Shareholder Report [Line Items]
Fund Name	Russell 2000® Fund
Class Name	Class A
Trading Symbol	RYRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Russell 2000® Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$82	1.59%[2]

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 4.92%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 5.69% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Russell 2000 Index (the "Index) were Financials, Health Care, and Real Estate. The only sector that detracted was Energy. The holdings that contributed the most to the Index were Insmed, Inc., FTAI Aviation Ltd., and Lumen Technologies, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	4.92%	24.82%	7.62%	6.97%
Class A (with sales charge)‡	-0.06%	18.88%	6.58%	6.45%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
Russell 2000 Index	5.69%	26.76%	9.39%	9.13%

Net Assets	$ 16,707,395
Holdings Count | shares	1,995
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$16,707,395
Total Number of Portfolio Holdings	1,995
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Vanguard Russell 2000 ETF	8.4%
iShares Russell 2000 Index ETF	8.4%
Vaxcyte, Inc.	0.3%
FTAI Aviation Ltd.	0.3%
Insmed, Inc.	0.2%
Sprouts Farmers Market, Inc.	0.2%
Fabrinet	0.2%
Applied Industrial Technologies, Inc.	0.2%
Mueller Industries, Inc.	0.2%
Fluor Corp.	0.2%
Top 10 Total	18.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Vanguard Russell 2000 ETF	8.4%
iShares Russell 2000 Index ETF	8.4%
Vaxcyte, Inc.	0.3%
FTAI Aviation Ltd.	0.3%
Insmed, Inc.	0.2%
Sprouts Farmers Market, Inc.	0.2%
Fabrinet	0.2%
Applied Industrial Technologies, Inc.	0.2%
Mueller Industries, Inc.	0.2%
Fluor Corp.	0.2%
Top 10 Total	18.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Russell 2000® Fund | Class C
Shareholder Report [Line Items]
Fund Name	Russell 2000® Fund
Class Name	Class C
Trading Symbol	RYROX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Russell 2000® Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$119	2.33%[2]

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	2.33%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 4.55%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 5.69% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Russell 2000 Index (the "Index) were Financials, Health Care, and Real Estate. The only sector that detracted was Energy. The holdings that contributed the most to the Index were Insmed, Inc., FTAI Aviation Ltd., and Lumen Technologies, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	4.55%	23.92%	6.81%	6.17%
Class C (with CDSC)§	3.55%	22.92%	6.81%	6.17%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
Russell 2000 Index	5.69%	26.76%	9.39%	9.13%

Net Assets	$ 16,707,395
Holdings Count | shares	1,995
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$16,707,395
Total Number of Portfolio Holdings	1,995
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Vanguard Russell 2000 ETF	8.4%
iShares Russell 2000 Index ETF	8.4%
Vaxcyte, Inc.	0.3%
FTAI Aviation Ltd.	0.3%
Insmed, Inc.	0.2%
Sprouts Farmers Market, Inc.	0.2%
Fabrinet	0.2%
Applied Industrial Technologies, Inc.	0.2%
Mueller Industries, Inc.	0.2%
Fluor Corp.	0.2%
Top 10 Total	18.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Vanguard Russell 2000 ETF	8.4%
iShares Russell 2000 Index ETF	8.4%
Vaxcyte, Inc.	0.3%
FTAI Aviation Ltd.	0.3%
Insmed, Inc.	0.2%
Sprouts Farmers Market, Inc.	0.2%
Fabrinet	0.2%
Applied Industrial Technologies, Inc.	0.2%
Mueller Industries, Inc.	0.2%
Fluor Corp.	0.2%
Top 10 Total	18.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Russell 2000® Fund | Class H
Shareholder Report [Line Items]
Fund Name	Russell 2000® Fund
Class Name	Class H
Trading Symbol	RYRHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Russell 2000® Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$81	1.58%[2]

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 4.93%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 5.69% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Russell 2000 Index (the "Index) were Financials, Health Care, and Real Estate. The only sector that detracted was Energy. The holdings that contributed the most to the Index were Insmed, Inc., FTAI Aviation Ltd., and Lumen Technologies, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H **	4.93%	24.83%	7.63%	6.97%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
Russell 2000 Index	5.69%	26.76%	9.39%	9.13%

Net Assets	$ 16,707,395
Holdings Count | shares	1,995
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$16,707,395
Total Number of Portfolio Holdings	1,995
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Vanguard Russell 2000 ETF	8.4%
iShares Russell 2000 Index ETF	8.4%
Vaxcyte, Inc.	0.3%
FTAI Aviation Ltd.	0.3%
Insmed, Inc.	0.2%
Sprouts Farmers Market, Inc.	0.2%
Fabrinet	0.2%
Applied Industrial Technologies, Inc.	0.2%
Mueller Industries, Inc.	0.2%
Fluor Corp.	0.2%
Top 10 Total	18.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Vanguard Russell 2000 ETF	8.4%
iShares Russell 2000 Index ETF	8.4%
Vaxcyte, Inc.	0.3%
FTAI Aviation Ltd.	0.3%
Insmed, Inc.	0.2%
Sprouts Farmers Market, Inc.	0.2%
Fabrinet	0.2%
Applied Industrial Technologies, Inc.	0.2%
Mueller Industries, Inc.	0.2%
Fluor Corp.	0.2%
Top 10 Total	18.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Russell 2000® Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Inverse Russell 2000® Strategy Fund
Class Name	Class H
Trading Symbol	RYSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Russell 2000® Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$80	1.61%[2]

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned -2.67%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 5.69% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Russell 2000 Index (the "Index") were Financials, Health Care, and Real Estate. The only sector that detracted was Energy. The holdings that contributed the most to the Index were Insmed, Inc., FTAI Aviation Ltd., and Lumen Technologies, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	-2.67%	-16.70%	-12.62%	-11.19%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
Russell 2000 Index	5.69%	26.76%	9.39%	9.13%

Net Assets	$ 1,937,657
Holdings Count | shares	10
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$1,937,657
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Ultra Short Duration Fund — Institutional Class	23.1%
Guggenheim Strategy Fund II	22.9%
Total	46.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Ultra Short Duration Fund — Institutional Class	23.1%
Guggenheim Strategy Fund II	22.9%
Total	46.0%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Russell 2000® Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Inverse Russell 2000® Strategy Fund
Class Name	Class A
Trading Symbol	RYAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Russell 2000® Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$80	1.61%[2]

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned -2.66%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 5.69% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Russell 2000 Index (the "Index") were Financials, Health Care, and Real Estate. The only sector that detracted was Energy. The holdings that contributed the most to the Index were Insmed, Inc., FTAI Aviation Ltd., and Lumen Technologies, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-2.66%	-16.70%	-12.63%	-11.20%
Class A (with sales charge)‡	-7.27%	-20.66%	-13.48%	-11.63%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
Russell 2000 Index	5.69%	26.76%	9.39%	9.13%

Net Assets	$ 1,937,657
Holdings Count | shares	10
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$1,937,657
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Ultra Short Duration Fund — Institutional Class	23.1%
Guggenheim Strategy Fund II	22.9%
Total	46.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Ultra Short Duration Fund — Institutional Class	23.1%
Guggenheim Strategy Fund II	22.9%
Total	46.0%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Russell 2000® Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Inverse Russell 2000® Strategy Fund
Class Name	Class C
Trading Symbol	RYCQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Russell 2000® Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$136	2.75%[2]

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	2.75%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned -3.02%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 5.69% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Russell 2000 Index (the "Index") were Financials, Health Care, and Real Estate. The only sector that detracted was Energy. The holdings that contributed the most to the Index were Insmed, Inc., FTAI Aviation Ltd., and Lumen Technologies, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-3.02%	-17.31%	-13.28%	-11.87%
Class C (with CDSC)§	-3.99%	-18.07%	-13.28%	-11.87%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
Russell 2000 Index	5.69%	26.76%	9.39%	9.13%

Net Assets	$ 1,937,657
Holdings Count | shares	10
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$1,937,657
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Ultra Short Duration Fund — Institutional Class	23.1%
Guggenheim Strategy Fund II	22.9%
Total	46.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Ultra Short Duration Fund — Institutional Class	23.1%
Guggenheim Strategy Fund II	22.9%
Total	46.0%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500® Pure Growth Fund | Class H
Shareholder Report [Line Items]
Fund Name	S&P 500® Pure Growth Fund
Class Name	Class H
Trading Symbol	RYAWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P 500® Pure Growth Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$80	1.54%[2]

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 6.32%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Growth Index, which returned 7.11% for the same period.

The fund's broad-based securities market index was changed from the S&P 500 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Pure Growth Index (the "Index") were Information Technology, Consumer Discretionary, and Financials. Those that detracted the most were Materials, Energy, and Industrials. The holdings that contributed the most to the return of the Index were NVIDIA Corp., Monolithic Power Systems, Inc., and Arista Networks, Inc. Those that detracted the most were Super Micro Computer, Inc., CrowdStrike Holdings, Inc. – Class A, and Celanese Corp. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Growth Index for the Reporting Period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	6.32%	29.16%	9.95%	9.06%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Pure Growth Index	7.11%	31.35%	11.73%	10.86%

Net Assets	$ 148,364,907
Holdings Count | shares	68
Investment Company, Portfolio Turnover	147.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$148,364,907
Total Number of Portfolio Holdings	68
Portfolio Turnover Rate	147%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

NVIDIA Corp.	4.4%
Arista Networks, Inc.	3.0%
Royal Caribbean Cruises Ltd.	2.8%
Monolithic Power Systems, Inc.	2.7%
KKR & Company, Inc. — Class A	2.5%
Targa Resources Corp.	2.3%
PulteGroup, Inc.	2.3%
Booking Holdings, Inc.	2.3%
Meta Platforms, Inc. — Class A	2.2%
Uber Technologies, Inc.	2.2%
Top 10 Total	26.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

NVIDIA Corp.	4.4%
Arista Networks, Inc.	3.0%
Royal Caribbean Cruises Ltd.	2.8%
Monolithic Power Systems, Inc.	2.7%
KKR & Company, Inc. — Class A	2.5%
Targa Resources Corp.	2.3%
PulteGroup, Inc.	2.3%
Booking Holdings, Inc.	2.3%
Meta Platforms, Inc. — Class A	2.2%
Uber Technologies, Inc.	2.2%
Top 10 Total	26.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500® Pure Growth Fund | Class A
Shareholder Report [Line Items]
Fund Name	S&P 500® Pure Growth Fund
Class Name	Class A
Trading Symbol	RYLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P 500® Pure Growth Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$79	1.52%[2]

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 6.33%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Growth Index, which returned 7.11% for the same period.

The fund's broad-based securities market index was changed from the S&P 500 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Pure Growth Index (the "Index") were Information Technology, Consumer Discretionary, and Financials. Those that detracted the most were Materials, Energy, and Industrials. The holdings that contributed the most to the return of the Index were NVIDIA Corp., Monolithic Power Systems, Inc., and Arista Networks, Inc. Those that detracted the most were Super Micro Computer, Inc., CrowdStrike Holdings, Inc. – Class A, and Celanese Corp. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Growth Index for the Reporting Period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	6.33%	29.15%	9.94%	9.06%
Class A (with sales charge)‡	1.28%	23.02%	8.88%	8.53%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Pure Growth Index	7.11%	31.35%	11.73%	10.86%

Net Assets	$ 148,364,907
Holdings Count | shares	68
Investment Company, Portfolio Turnover	147.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$148,364,907
Total Number of Portfolio Holdings	68
Portfolio Turnover Rate	147%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

NVIDIA Corp.	4.4%
Arista Networks, Inc.	3.0%
Royal Caribbean Cruises Ltd.	2.8%
Monolithic Power Systems, Inc.	2.7%
KKR & Company, Inc. — Class A	2.5%
Targa Resources Corp.	2.3%
PulteGroup, Inc.	2.3%
Booking Holdings, Inc.	2.3%
Meta Platforms, Inc. — Class A	2.2%
Uber Technologies, Inc.	2.2%
Top 10 Total	26.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

NVIDIA Corp.	4.4%
Arista Networks, Inc.	3.0%
Royal Caribbean Cruises Ltd.	2.8%
Monolithic Power Systems, Inc.	2.7%
KKR & Company, Inc. — Class A	2.5%
Targa Resources Corp.	2.3%
PulteGroup, Inc.	2.3%
Booking Holdings, Inc.	2.3%
Meta Platforms, Inc. — Class A	2.2%
Uber Technologies, Inc.	2.2%
Top 10 Total	26.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500® Pure Growth Fund | Class C
Shareholder Report [Line Items]
Fund Name	S&P 500® Pure Growth Fund
Class Name	Class C
Trading Symbol	RYGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P 500® Pure Growth Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$117	2.27%[2]

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	2.27%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 5.93%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Growth Index, which returned 7.11% for the same period.

The fund's broad-based securities market index was changed from the S&P 500 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Pure Growth Index (the "Index") were Information Technology, Consumer Discretionary, and Financials. Those that detracted the most were Materials, Energy, and Industrials. The holdings that contributed the most to the return of the Index were NVIDIA Corp., Monolithic Power Systems, Inc., and Arista Networks, Inc. Those that detracted the most were Super Micro Computer, Inc., CrowdStrike Holdings, Inc. – Class A, and Celanese Corp. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Growth Index for the Reporting Period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	5.93%	28.20%	9.12%	8.24%
Class C (with CDSC)§	4.93%	27.20%	9.12%	8.24%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Pure Growth Index	7.11%	31.35%	11.73%	10.86%

Net Assets	$ 148,364,907
Holdings Count | shares	68
Investment Company, Portfolio Turnover	147.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$148,364,907
Total Number of Portfolio Holdings	68
Portfolio Turnover Rate	147%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

NVIDIA Corp.	4.4%
Arista Networks, Inc.	3.0%
Royal Caribbean Cruises Ltd.	2.8%
Monolithic Power Systems, Inc.	2.7%
KKR & Company, Inc. — Class A	2.5%
Targa Resources Corp.	2.3%
PulteGroup, Inc.	2.3%
Booking Holdings, Inc.	2.3%
Meta Platforms, Inc. — Class A	2.2%
Uber Technologies, Inc.	2.2%
Top 10 Total	26.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

NVIDIA Corp.	4.4%
Arista Networks, Inc.	3.0%
Royal Caribbean Cruises Ltd.	2.8%
Monolithic Power Systems, Inc.	2.7%
KKR & Company, Inc. — Class A	2.5%
Targa Resources Corp.	2.3%
PulteGroup, Inc.	2.3%
Booking Holdings, Inc.	2.3%
Meta Platforms, Inc. — Class A	2.2%
Uber Technologies, Inc.	2.2%
Top 10 Total	26.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500® Pure Value Fund | Class H
Shareholder Report [Line Items]
Fund Name	S&P 500® Pure Value Fund
Class Name	Class H
Trading Symbol	RYZAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P 500® Pure Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$78	1.54%[2]

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 0.78%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Value Index, which returned 1.78% for the same period.

The fund's broad-based securities market index was changed from the S&P 500 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Pure Value Index (the "Index") were Financials, Utilities, and Materials. Those that detracted the most were Consumer Staples, Energy, and Health Care. The holdings that contributed the most to the return of the Index were Mohawk Industries, Inc., United Airlines Holdings, Inc., and NRG Energy, Inc. Those that detracted the most were Walgreens Boots Alliance, Inc., Ford Motor Co., and Valero Energy Corp. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Value Index for the Reporting Period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	0.78%	21.84%	7.48%	6.23%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Pure Value Index	1.78%	24.05%	9.39%	8.05%

Net Assets	$ 10,323,235
Holdings Count | shares	96
Investment Company, Portfolio Turnover	1071.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$10,323,235
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	1,071%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

General Motors Co.	4.0%
Berkshire Hathaway, Inc. — Class B	3.8%
Mohawk Industries, Inc.	2.8%
United Airlines Holdings, Inc.	2.6%
Ford Motor Co.	2.3%
Viatris, Inc.	2.2%
Tyson Foods, Inc. — Class A	2.2%
Citigroup, Inc.	2.2%
Citizens Financial Group, Inc.	2.0%
Kroger Co.	1.9%
Top 10 Total	26.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

General Motors Co.	4.0%
Berkshire Hathaway, Inc. — Class B	3.8%
Mohawk Industries, Inc.	2.8%
United Airlines Holdings, Inc.	2.6%
Ford Motor Co.	2.3%
Viatris, Inc.	2.2%
Tyson Foods, Inc. — Class A	2.2%
Citigroup, Inc.	2.2%
Citizens Financial Group, Inc.	2.0%
Kroger Co.	1.9%
Top 10 Total	26.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500® Pure Value Fund | Class A
Shareholder Report [Line Items]
Fund Name	S&P 500® Pure Value Fund
Class Name	Class A
Trading Symbol	RYLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P 500® Pure Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$77	1.52%[2]

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 0.78%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Value Index, which returned 1.78% for the same period.

The fund's broad-based securities market index was changed from the S&P 500 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Pure Value Index (the "Index") were Financials, Utilities, and Materials. Those that detracted the most were Consumer Staples, Energy, and Health Care. The holdings that contributed the most to the return of the Index were Mohawk Industries, Inc., United Airlines Holdings, Inc., and NRG Energy, Inc. Those that detracted the most were Walgreens Boots Alliance, Inc., Ford Motor Co., and Valero Energy Corp. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Value Index for the Reporting Period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	0.78%	21.83%	7.47%	6.23%
Class A (with sales charge)‡	-4.01%	16.04%	6.43%	5.71%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Pure Value Index	1.78%	24.05%	9.39%	8.05%

Net Assets	$ 10,323,235
Holdings Count | shares	96
Investment Company, Portfolio Turnover	1071.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$10,323,235
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	1,071%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

General Motors Co.	4.0%
Berkshire Hathaway, Inc. — Class B	3.8%
Mohawk Industries, Inc.	2.8%
United Airlines Holdings, Inc.	2.6%
Ford Motor Co.	2.3%
Viatris, Inc.	2.2%
Tyson Foods, Inc. — Class A	2.2%
Citigroup, Inc.	2.2%
Citizens Financial Group, Inc.	2.0%
Kroger Co.	1.9%
Top 10 Total	26.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

General Motors Co.	4.0%
Berkshire Hathaway, Inc. — Class B	3.8%
Mohawk Industries, Inc.	2.8%
United Airlines Holdings, Inc.	2.6%
Ford Motor Co.	2.3%
Viatris, Inc.	2.2%
Tyson Foods, Inc. — Class A	2.2%
Citigroup, Inc.	2.2%
Citizens Financial Group, Inc.	2.0%
Kroger Co.	1.9%
Top 10 Total	26.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500® Pure Value Fund | Class C
Shareholder Report [Line Items]
Fund Name	S&P 500® Pure Value Fund
Class Name	Class C
Trading Symbol	RYVVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P 500® Pure Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$114	2.27%[2]

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	2.27%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 0.40%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Value Index, which returned 1.78% for the same period.

The fund's broad-based securities market index was changed from the S&P 500 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P 500 Pure Value Index (the "Index") were Financials, Utilities, and Materials. Those that detracted the most were Consumer Staples, Energy, and Health Care. The holdings that contributed the most to the return of the Index were Mohawk Industries, Inc., United Airlines Holdings, Inc., and NRG Energy, Inc. Those that detracted the most were Walgreens Boots Alliance, Inc., Ford Motor Co., and Valero Energy Corp. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Value Index for the Reporting Period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	0.40%	20.92%	6.67%	5.43%
Class C (with CDSC)§	-0.60%	19.92%	6.67%	5.43%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P 500 Pure Value Index	1.78%	24.05%	9.39%	8.05%

Net Assets	$ 10,323,235
Holdings Count | shares	96
Investment Company, Portfolio Turnover	1071.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$10,323,235
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	1,071%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

General Motors Co.	4.0%
Berkshire Hathaway, Inc. — Class B	3.8%
Mohawk Industries, Inc.	2.8%
United Airlines Holdings, Inc.	2.6%
Ford Motor Co.	2.3%
Viatris, Inc.	2.2%
Tyson Foods, Inc. — Class A	2.2%
Citigroup, Inc.	2.2%
Citizens Financial Group, Inc.	2.0%
Kroger Co.	1.9%
Top 10 Total	26.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

General Motors Co.	4.0%
Berkshire Hathaway, Inc. — Class B	3.8%
Mohawk Industries, Inc.	2.8%
United Airlines Holdings, Inc.	2.6%
Ford Motor Co.	2.3%
Viatris, Inc.	2.2%
Tyson Foods, Inc. — Class A	2.2%
Citigroup, Inc.	2.2%
Citizens Financial Group, Inc.	2.0%
Kroger Co.	1.9%
Top 10 Total	26.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P MidCap 400® Pure Growth Fund | Class H
Shareholder Report [Line Items]
Fund Name	S&P MidCap 400® Pure Growth Fund
Class Name	Class H
Trading Symbol	RYBHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P MidCap 400® Pure Growth Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$74	1.50%[2]

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned -3.42%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Growth Index, which returned -2.68% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P MidCap 400 Pure Growth Index (the "Index") were Consumer Discretionary, Industrials, and Utilities. Those that detracted the most were Consumer Staples, Energy, and Materials. The holdings that contributed the most to the return of the Index were Duolingo, Inc. – Class A, CNX Resources Corp., and Lantheus Holdings, Inc. Those that detracted the most were Celsius Holdings, Inc., e.l.f. Beauty, Inc., and Weatherford International Plc. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Growth Index for the Reporting Period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	-3.42%	24.40%	10.79%	6.52%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P MidCap 400 Pure Growth Index	-2.68%	26.75%	12.59%	8.16%

Net Assets	$ 32,826,126
Holdings Count | shares	90
Investment Company, Portfolio Turnover	498.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$32,826,126
Total Number of Portfolio Holdings	90
Portfolio Turnover Rate	498%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

CNX Resources Corp.	3.1%
Duolingo, Inc.	3.0%
Comfort Systems USA, Inc.	2.4%
Toll Brothers, Inc.	2.2%
Ryan Specialty Holdings, Inc.	2.2%
AAON, Inc.	2.1%
Wingstop, Inc.	2.0%
TopBuild Corp.	1.9%
Lantheus Holdings, Inc.	1.9%
EMCOR Group, Inc.	1.8%
Top 10 Total	22.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

CNX Resources Corp.	3.1%
Duolingo, Inc.	3.0%
Comfort Systems USA, Inc.	2.4%
Toll Brothers, Inc.	2.2%
Ryan Specialty Holdings, Inc.	2.2%
AAON, Inc.	2.1%
Wingstop, Inc.	2.0%
TopBuild Corp.	1.9%
Lantheus Holdings, Inc.	1.9%
EMCOR Group, Inc.	1.8%
Top 10 Total	22.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P MidCap 400® Pure Growth Fund | Class A
Shareholder Report [Line Items]
Fund Name	S&P MidCap 400® Pure Growth Fund
Class Name	Class A
Trading Symbol	RYMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P MidCap 400® Pure Growth Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$75	1.52%[2]

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned -3.45%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Growth Index, which returned -2.68% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P MidCap 400 Pure Growth Index (the "Index") were Consumer Discretionary, Industrials, and Utilities. Those that detracted the most were Consumer Staples, Energy, and Materials. The holdings that contributed the most to the return of the Index were Duolingo, Inc. – Class A, CNX Resources Corp., and Lantheus Holdings, Inc. Those that detracted the most were Celsius Holdings, Inc., e.l.f. Beauty, Inc., and Weatherford International Plc. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Growth Index for the Reporting Period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-3.45%	24.39%	10.80%	6.52%
Class A (with sales charge)‡	-8.04%	18.47%	9.73%	6.01%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P MidCap 400 Pure Growth Index	-2.68%	26.75%	12.59%	8.16%

Net Assets	$ 32,826,126
Holdings Count | shares	90
Investment Company, Portfolio Turnover	498.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$32,826,126
Total Number of Portfolio Holdings	90
Portfolio Turnover Rate	498%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

CNX Resources Corp.	3.1%
Duolingo, Inc.	3.0%
Comfort Systems USA, Inc.	2.4%
Toll Brothers, Inc.	2.2%
Ryan Specialty Holdings, Inc.	2.2%
AAON, Inc.	2.1%
Wingstop, Inc.	2.0%
TopBuild Corp.	1.9%
Lantheus Holdings, Inc.	1.9%
EMCOR Group, Inc.	1.8%
Top 10 Total	22.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

CNX Resources Corp.	3.1%
Duolingo, Inc.	3.0%
Comfort Systems USA, Inc.	2.4%
Toll Brothers, Inc.	2.2%
Ryan Specialty Holdings, Inc.	2.2%
AAON, Inc.	2.1%
Wingstop, Inc.	2.0%
TopBuild Corp.	1.9%
Lantheus Holdings, Inc.	1.9%
EMCOR Group, Inc.	1.8%
Top 10 Total	22.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P MidCap 400® Pure Growth Fund | Class C
Shareholder Report [Line Items]
Fund Name	S&P MidCap 400® Pure Growth Fund
Class Name	Class C
Trading Symbol	RYCKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P MidCap 400® Pure Growth Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$111	2.26%[2]

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.26%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned -3.80%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Growth Index, which returned -2.68% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P MidCap 400 Pure Growth Index (the "Index") were Consumer Discretionary, Industrials, and Utilities. Those that detracted the most were Consumer Staples, Energy, and Materials. The holdings that contributed the most to the return of the Index were Duolingo, Inc. – Class A, CNX Resources Corp., and Lantheus Holdings, Inc. Those that detracted the most were Celsius Holdings, Inc., e.l.f. Beauty, Inc., and Weatherford International Plc. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Growth Index for the Reporting Period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-3.80%	23.45%	9.98%	5.73%
Class C (with CDSC)§	-4.77%	22.45%	9.98%	5.73%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P MidCap 400 Pure Growth Index	-2.68%	26.75%	12.59%	8.16%

Net Assets	$ 32,826,126
Holdings Count | shares	90
Investment Company, Portfolio Turnover	498.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$32,826,126
Total Number of Portfolio Holdings	90
Portfolio Turnover Rate	498%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

CNX Resources Corp.	3.1%
Duolingo, Inc.	3.0%
Comfort Systems USA, Inc.	2.4%
Toll Brothers, Inc.	2.2%
Ryan Specialty Holdings, Inc.	2.2%
AAON, Inc.	2.1%
Wingstop, Inc.	2.0%
TopBuild Corp.	1.9%
Lantheus Holdings, Inc.	1.9%
EMCOR Group, Inc.	1.8%
Top 10 Total	22.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

CNX Resources Corp.	3.1%
Duolingo, Inc.	3.0%
Comfort Systems USA, Inc.	2.4%
Toll Brothers, Inc.	2.2%
Ryan Specialty Holdings, Inc.	2.2%
AAON, Inc.	2.1%
Wingstop, Inc.	2.0%
TopBuild Corp.	1.9%
Lantheus Holdings, Inc.	1.9%
EMCOR Group, Inc.	1.8%
Top 10 Total	22.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P MidCap 400® Pure Value Fund | Class H
Shareholder Report [Line Items]
Fund Name	S&P MidCap 400® Pure Value Fund
Class Name	Class H
Trading Symbol	RYAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P MidCap 400® Pure Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$76	1.52%[2]

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned -0.59%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Value Index, which returned 0.03% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P MidCap 400 Pure Value Index (the "Index") were Financials, Real Estate, and Consumer Staples. Those that detracted the most were Energy, Consumer Discretionary, and Materials. The holdings that contributed the most to the return of the Index were Tenet Healthcare Corp., Jones Lang LaSalle, Inc., and MasTec, Inc. Those that detracted the most were PBF Energy, Inc. – Class A, Hertz Global Holdings, Inc., and Cleveland-Cliffs, Inc. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Value Index for the Reporting Period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	-0.59%	20.26%	13.29%	8.67%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P MidCap 400 Pure Value Index	0.03%	22.29%	15.66%	10.89%

Net Assets	$ 5,397,960
Holdings Count | shares	89
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$5,397,960
Total Number of Portfolio Holdings	89
Portfolio Turnover Rate	46%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Avnet, Inc.	2.8%
TD SYNNEX Corp.	2.6%
Jones Lang LaSalle, Inc.	2.4%
MasTec, Inc.	2.4%
Tenet Healthcare Corp.	2.4%
Lithia Motors, Inc. — Class A	2.4%
Arrow Electronics, Inc.	2.3%
Macy's, Inc.	2.2%
Nordstrom, Inc.	2.0%
US Foods Holding Corp.	2.0%
Top 10 Total	23.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Avnet, Inc.	2.8%
TD SYNNEX Corp.	2.6%
Jones Lang LaSalle, Inc.	2.4%
MasTec, Inc.	2.4%
Tenet Healthcare Corp.	2.4%
Lithia Motors, Inc. — Class A	2.4%
Arrow Electronics, Inc.	2.3%
Macy's, Inc.	2.2%
Nordstrom, Inc.	2.0%
US Foods Holding Corp.	2.0%
Top 10 Total	23.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P MidCap 400® Pure Value Fund | Class A
Shareholder Report [Line Items]
Fund Name	S&P MidCap 400® Pure Value Fund
Class Name	Class A
Trading Symbol	RYMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P MidCap 400® Pure Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$76	1.53%[2]

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned -0.58%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Value Index, which returned 0.03% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P MidCap 400 Pure Value Index (the "Index") were Financials, Real Estate, and Consumer Staples. Those that detracted the most were Energy, Consumer Discretionary, and Materials. The holdings that contributed the most to the return of the Index were Tenet Healthcare Corp., Jones Lang LaSalle, Inc., and MasTec, Inc. Those that detracted the most were PBF Energy, Inc. – Class A, Hertz Global Holdings, Inc., and Cleveland-Cliffs, Inc. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Value Index for the Reporting Period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-0.58%	20.23%	13.28%	8.66%
Class A (with sales charge)‡	-5.30%	14.52%	12.18%	8.14%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P MidCap 400 Pure Value Index	0.03%	22.29%	15.66%	10.89%

Net Assets	$ 5,397,960
Holdings Count | shares	89
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$5,397,960
Total Number of Portfolio Holdings	89
Portfolio Turnover Rate	46%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Avnet, Inc.	2.8%
TD SYNNEX Corp.	2.6%
Jones Lang LaSalle, Inc.	2.4%
MasTec, Inc.	2.4%
Tenet Healthcare Corp.	2.4%
Lithia Motors, Inc. — Class A	2.4%
Arrow Electronics, Inc.	2.3%
Macy's, Inc.	2.2%
Nordstrom, Inc.	2.0%
US Foods Holding Corp.	2.0%
Top 10 Total	23.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Avnet, Inc.	2.8%
TD SYNNEX Corp.	2.6%
Jones Lang LaSalle, Inc.	2.4%
MasTec, Inc.	2.4%
Tenet Healthcare Corp.	2.4%
Lithia Motors, Inc. — Class A	2.4%
Arrow Electronics, Inc.	2.3%
Macy's, Inc.	2.2%
Nordstrom, Inc.	2.0%
US Foods Holding Corp.	2.0%
Top 10 Total	23.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P MidCap 400® Pure Value Fund | Class C
Shareholder Report [Line Items]
Fund Name	S&P MidCap 400® Pure Value Fund
Class Name	Class C
Trading Symbol	RYMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P MidCap 400® Pure Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$113	2.27%[2]

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.27%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned -0.97%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Value Index, which returned 0.03% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P MidCap 400 Pure Value Index (the "Index") were Financials, Real Estate, and Consumer Staples. Those that detracted the most were Energy, Consumer Discretionary, and Materials. The holdings that contributed the most to the return of the Index were Tenet Healthcare Corp., Jones Lang LaSalle, Inc., and MasTec, Inc. Those that detracted the most were PBF Energy, Inc. – Class A, Hertz Global Holdings, Inc., and Cleveland-Cliffs, Inc. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Value Index for the Reporting Period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-0.97%	19.33%	12.43%	7.85%
Class C (with CDSC)§	-1.96%	18.33%	12.43%	7.85%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P MidCap 400 Pure Value Index	0.03%	22.29%	15.66%	10.89%

Net Assets	$ 5,397,960
Holdings Count | shares	89
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$5,397,960
Total Number of Portfolio Holdings	89
Portfolio Turnover Rate	46%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Avnet, Inc.	2.8%
TD SYNNEX Corp.	2.6%
Jones Lang LaSalle, Inc.	2.4%
MasTec, Inc.	2.4%
Tenet Healthcare Corp.	2.4%
Lithia Motors, Inc. — Class A	2.4%
Arrow Electronics, Inc.	2.3%
Macy's, Inc.	2.2%
Nordstrom, Inc.	2.0%
US Foods Holding Corp.	2.0%
Top 10 Total	23.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Avnet, Inc.	2.8%
TD SYNNEX Corp.	2.6%
Jones Lang LaSalle, Inc.	2.4%
MasTec, Inc.	2.4%
Tenet Healthcare Corp.	2.4%
Lithia Motors, Inc. — Class A	2.4%
Arrow Electronics, Inc.	2.3%
Macy's, Inc.	2.2%
Nordstrom, Inc.	2.0%
US Foods Holding Corp.	2.0%
Top 10 Total	23.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P SmallCap 600® Pure Value Fund | Class H
Shareholder Report [Line Items]
Fund Name	S&P SmallCap 600® Pure Value Fund
Class Name	Class H
Trading Symbol	RYAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P SmallCap 600® Pure Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$78	1.55%[2]

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 1.38%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Value Index, which returned 2.44% for the same period.

The fund's broad-based securities market index was changed from the S&P SmallCap 600 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P SmallCap 600 Pure Value Index (the "Index") were Financials, Communication Services, and Consumer Staples. Those that detracted the most were Consumer Discretionary, Materials, and Industrials. The holdings that contributed the most to the return of the Index were Lumen Technologies, Inc., EchoStar Corp. – Class A, and Benchmark Electronics, Inc. Those that detracted the most were Advance Auto Parts, Inc., Xerox Holdings Corp., and Clearwater Paper Corp. The Fund maintained a daily correlation of over 99% to the S&P SmallCap 600 Pure Value Index for the Reporting Period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	1.38%	19.80%	10.30%	5.66%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P SmallCap 600 Pure Value Index	2.44%	21.93%	12.92%	7.97%

Net Assets	$ 5,590,615
Holdings Count | shares	138
Investment Company, Portfolio Turnover	901.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$5,590,615
Total Number of Portfolio Holdings	138
Portfolio Turnover Rate	901%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

EchoStar Corp. — Class A	2.2%
World Kinect Corp.	2.1%
Phinia, Inc.	2.0%
JetBlue Airways Corp.	1.9%
Fresh Del Monte Produce, Inc.	1.8%
Green Dot Corp. — Class A	1.8%
Lumen Technologies, Inc.	1.8%
Benchmark Electronics, Inc.	1.7%
Bread Financial Holdings, Inc.	1.7%
United Natural Foods, Inc.	1.6%
Top 10 Total	18.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

EchoStar Corp. — Class A	2.2%
World Kinect Corp.	2.1%
Phinia, Inc.	2.0%
JetBlue Airways Corp.	1.9%
Fresh Del Monte Produce, Inc.	1.8%
Green Dot Corp. — Class A	1.8%
Lumen Technologies, Inc.	1.8%
Benchmark Electronics, Inc.	1.7%
Bread Financial Holdings, Inc.	1.7%
United Natural Foods, Inc.	1.6%
Top 10 Total	18.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P SmallCap 600® Pure Value Fund | Class A
Shareholder Report [Line Items]
Fund Name	S&P SmallCap 600® Pure Value Fund
Class Name	Class A
Trading Symbol	RYSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P SmallCap 600® Pure Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$77	1.53%[2]

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 1.39%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Value Index, which returned 2.44% for the same period.

The fund's broad-based securities market index was changed from the S&P SmallCap 600 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P SmallCap 600 Pure Value Index (the "Index") were Financials, Communication Services, and Consumer Staples. Those that detracted the most were Consumer Discretionary, Materials, and Industrials. The holdings that contributed the most to the return of the Index were Lumen Technologies, Inc., EchoStar Corp. – Class A, and Benchmark Electronics, Inc. Those that detracted the most were Advance Auto Parts, Inc., Xerox Holdings Corp., and Clearwater Paper Corp. The Fund maintained a daily correlation of over 99% to the S&P SmallCap 600 Pure Value Index for the Reporting Period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	1.39%	19.82%	10.31%	5.65%
Class A (with sales charge)‡	-3.43%	14.13%	9.25%	5.13%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P SmallCap 600 Pure Value Index	2.44%	21.93%	12.92%	7.97%

Net Assets	$ 5,590,615
Holdings Count | shares	138
Investment Company, Portfolio Turnover	901.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$5,590,615
Total Number of Portfolio Holdings	138
Portfolio Turnover Rate	901%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

EchoStar Corp. — Class A	2.2%
World Kinect Corp.	2.1%
Phinia, Inc.	2.0%
JetBlue Airways Corp.	1.9%
Fresh Del Monte Produce, Inc.	1.8%
Green Dot Corp. — Class A	1.8%
Lumen Technologies, Inc.	1.8%
Benchmark Electronics, Inc.	1.7%
Bread Financial Holdings, Inc.	1.7%
United Natural Foods, Inc.	1.6%
Top 10 Total	18.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

EchoStar Corp. — Class A	2.2%
World Kinect Corp.	2.1%
Phinia, Inc.	2.0%
JetBlue Airways Corp.	1.9%
Fresh Del Monte Produce, Inc.	1.8%
Green Dot Corp. — Class A	1.8%
Lumen Technologies, Inc.	1.8%
Benchmark Electronics, Inc.	1.7%
Bread Financial Holdings, Inc.	1.7%
United Natural Foods, Inc.	1.6%
Top 10 Total	18.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P SmallCap 600® Pure Value Fund | Class C
Shareholder Report [Line Items]
Fund Name	S&P SmallCap 600® Pure Value Fund
Class Name	Class C
Trading Symbol	RYYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P SmallCap 600® Pure Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$115	2.29%[2]

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	2.29%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 1.01%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Value Index, which returned 2.44% for the same period.

The fund's broad-based securities market index was changed from the S&P SmallCap 600 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P SmallCap 600 Pure Value Index (the "Index") were Financials, Communication Services, and Consumer Staples. Those that detracted the most were Consumer Discretionary, Materials, and Industrials. The holdings that contributed the most to the return of the Index were Lumen Technologies, Inc., EchoStar Corp. – Class A, and Benchmark Electronics, Inc. Those that detracted the most were Advance Auto Parts, Inc., Xerox Holdings Corp., and Clearwater Paper Corp. The Fund maintained a daily correlation of over 99% to the S&P SmallCap 600 Pure Value Index for the Reporting Period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	1.01%	18.94%	9.50%	4.86%
Class C (with CDSC)§	0.01%	17.94%	9.50%	4.86%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P SmallCap 600 Pure Value Index	2.44%	21.93%	12.92%	7.97%

Net Assets	$ 5,590,615
Holdings Count | shares	138
Investment Company, Portfolio Turnover	901.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$5,590,615
Total Number of Portfolio Holdings	138
Portfolio Turnover Rate	901%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

EchoStar Corp. — Class A	2.2%
World Kinect Corp.	2.1%
Phinia, Inc.	2.0%
JetBlue Airways Corp.	1.9%
Fresh Del Monte Produce, Inc.	1.8%
Green Dot Corp. — Class A	1.8%
Lumen Technologies, Inc.	1.8%
Benchmark Electronics, Inc.	1.7%
Bread Financial Holdings, Inc.	1.7%
United Natural Foods, Inc.	1.6%
Top 10 Total	18.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

EchoStar Corp. — Class A	2.2%
World Kinect Corp.	2.1%
Phinia, Inc.	2.0%
JetBlue Airways Corp.	1.9%
Fresh Del Monte Produce, Inc.	1.8%
Green Dot Corp. — Class A	1.8%
Lumen Technologies, Inc.	1.8%
Benchmark Electronics, Inc.	1.7%
Bread Financial Holdings, Inc.	1.7%
United Natural Foods, Inc.	1.6%
Top 10 Total	18.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P SmallCap 600® Pure Growth Fund | Class H
Shareholder Report [Line Items]
Fund Name	S&P SmallCap 600® Pure Growth Fund
Class Name	Class H
Trading Symbol	RYWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P SmallCap 600® Pure Growth Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$79	1.54%[2]

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 5.26%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Growth Index, which returned 6.47% for the same period.

The fund's broad-based securities market index was changed from the S&P SmallCap 600 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P SmallCap 600 Pure Growth Index (the "Index") were Consumer Discretionary, Financials, and Materials. The only sectors that detracted were Energy and Utilities. The holdings that contributed the most to the return of the Index were Boot Barn Holdings, Inc., Carpenter Technology Corp., and Cinemark Holdings, Inc. Those that detracted the most were Par Pacific Holdings, Inc., Dave & Buster's Entertainment, Inc., and TripAdvisor, Inc. The Fund maintained a daily correlation of over 99% to the S&P SmallCap 600 Pure Growth Index for the Reporting Period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	5.26%	27.05%	7.25%	6.68%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P SmallCap 600 Pure Growth Index	6.47%	29.59%	9.15%	8.60%

Net Assets	$ 4,083,898
Holdings Count | shares	139
Investment Company, Portfolio Turnover	1548.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$4,083,898
Total Number of Portfolio Holdings	139
Portfolio Turnover Rate	1,548%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

PROG Holdings, Inc.	1.8%
UFP Technologies, Inc.	1.7%
Cinemark Holdings, Inc.	1.7%
Green Brick Partners, Inc.	1.7%
Boot Barn Holdings, Inc.	1.6%
Hawkins, Inc.	1.6%
Two Harbors Investment Corp.	1.5%
SiriusPoint Ltd.	1.4%
Group 1 Automotive, Inc.	1.4%
TG Therapeutics, Inc.	1.3%
Top 10 Total	15.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

PROG Holdings, Inc.	1.8%
UFP Technologies, Inc.	1.7%
Cinemark Holdings, Inc.	1.7%
Green Brick Partners, Inc.	1.7%
Boot Barn Holdings, Inc.	1.6%
Hawkins, Inc.	1.6%
Two Harbors Investment Corp.	1.5%
SiriusPoint Ltd.	1.4%
Group 1 Automotive, Inc.	1.4%
TG Therapeutics, Inc.	1.3%
Top 10 Total	15.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P SmallCap 600® Pure Growth Fund | Class A
Shareholder Report [Line Items]
Fund Name	S&P SmallCap 600® Pure Growth Fund
Class Name	Class A
Trading Symbol	RYSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P SmallCap 600® Pure Growth Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$79	1.53%[2]

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 5.33%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Growth Index, which returned 6.47% for the same period.

The fund's broad-based securities market index was changed from the S&P SmallCap 600 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P SmallCap 600 Pure Growth Index (the "Index") were Consumer Discretionary, Financials, and Materials. The only sectors that detracted were Energy and Utilities. The holdings that contributed the most to the return of the Index were Boot Barn Holdings, Inc., Carpenter Technology Corp., and Cinemark Holdings, Inc. Those that detracted the most were Par Pacific Holdings, Inc., Dave & Buster's Entertainment, Inc., and TripAdvisor, Inc. The Fund maintained a daily correlation of over 99% to the S&P SmallCap 600 Pure Growth Index for the Reporting Period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	5.33%	27.12%	7.29%	6.70%
Class A (with sales charge)‡	0.33%	21.08%	6.25%	6.18%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P SmallCap 600 Pure Growth Index	6.47%	29.59%	9.15%	8.60%

Net Assets	$ 4,083,898
Holdings Count | shares	139
Investment Company, Portfolio Turnover	1548.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$4,083,898
Total Number of Portfolio Holdings	139
Portfolio Turnover Rate	1,548%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

PROG Holdings, Inc.	1.8%
UFP Technologies, Inc.	1.7%
Cinemark Holdings, Inc.	1.7%
Green Brick Partners, Inc.	1.7%
Boot Barn Holdings, Inc.	1.6%
Hawkins, Inc.	1.6%
Two Harbors Investment Corp.	1.5%
SiriusPoint Ltd.	1.4%
Group 1 Automotive, Inc.	1.4%
TG Therapeutics, Inc.	1.3%
Top 10 Total	15.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

PROG Holdings, Inc.	1.8%
UFP Technologies, Inc.	1.7%
Cinemark Holdings, Inc.	1.7%
Green Brick Partners, Inc.	1.7%
Boot Barn Holdings, Inc.	1.6%
Hawkins, Inc.	1.6%
Two Harbors Investment Corp.	1.5%
SiriusPoint Ltd.	1.4%
Group 1 Automotive, Inc.	1.4%
TG Therapeutics, Inc.	1.3%
Top 10 Total	15.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P SmallCap 600® Pure Growth Fund | Class C
Shareholder Report [Line Items]
Fund Name	S&P SmallCap 600® Pure Growth Fund
Class Name	Class C
Trading Symbol	RYWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the S&P SmallCap 600® Pure Growth Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$117	2.28%[2]

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	2.28%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 4.90%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Growth Index, which returned 6.47% for the same period.

The fund's broad-based securities market index was changed from the S&P SmallCap 600 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P SmallCap 600 Pure Growth Index (the "Index") were Consumer Discretionary, Financials, and Materials. The only sectors that detracted were Energy and Utilities. The holdings that contributed the most to the return of the Index were Boot Barn Holdings, Inc., Carpenter Technology Corp., and Cinemark Holdings, Inc. Those that detracted the most were Par Pacific Holdings, Inc., Dave & Buster's Entertainment, Inc., and TripAdvisor, Inc. The Fund maintained a daily correlation of over 99% to the S&P SmallCap 600 Pure Growth Index for the Reporting Period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	4.90%	26.15%	6.48%	5.90%
Class C (with CDSC)§	3.90%	25.15%	6.48%	5.90%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P SmallCap 600 Pure Growth Index	6.47%	29.59%	9.15%	8.60%

Net Assets	$ 4,083,898
Holdings Count | shares	139
Investment Company, Portfolio Turnover	1548.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$4,083,898
Total Number of Portfolio Holdings	139
Portfolio Turnover Rate	1,548%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

PROG Holdings, Inc.	1.8%
UFP Technologies, Inc.	1.7%
Cinemark Holdings, Inc.	1.7%
Green Brick Partners, Inc.	1.7%
Boot Barn Holdings, Inc.	1.6%
Hawkins, Inc.	1.6%
Two Harbors Investment Corp.	1.5%
SiriusPoint Ltd.	1.4%
Group 1 Automotive, Inc.	1.4%
TG Therapeutics, Inc.	1.3%
Top 10 Total	15.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

PROG Holdings, Inc.	1.8%
UFP Technologies, Inc.	1.7%
Cinemark Holdings, Inc.	1.7%
Green Brick Partners, Inc.	1.7%
Boot Barn Holdings, Inc.	1.6%
Hawkins, Inc.	1.6%
Two Harbors Investment Corp.	1.5%
SiriusPoint Ltd.	1.4%
Group 1 Automotive, Inc.	1.4%
TG Therapeutics, Inc.	1.3%
Top 10 Total	15.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Mid-Cap 1.5x Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Mid-Cap 1.5x Strategy Fund
Class Name	Class H
Trading Symbol	RYMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mid-Cap 1.5x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$83	1.63%[2]

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 2.09%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Index, which returned 3.26% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P MidCap 400 Index (the "Index") were Financials, Real Estate, and Industrials. Those that detracted the most were Energy, Consumer Discretionary, and Materials. The holdings that contributed the most to the return of the Index were Tenet Healthcare Corp., United Therapeutics Corp., and Sprouts Farmers Market, Inc. Those that detracted the most were Celsius Holdings, Inc., Cleveland-Cliffs, Inc., and Five Below, Inc. The Fund maintained a correlation of more than 99% to its benchmark of 150% of the daily price movement of the S&P MidCap 400 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	2.09%	35.48%	11.63%	10.93%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P MidCap 400 Index	3.26%	26.79%	11.78%	10.32%

Net Assets	$ 12,554,017
Holdings Count | shares	413
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$12,554,017
Total Number of Portfolio Holdings	413
Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Ultra Short Duration Fund — Institutional Class	7.1%
Guggenheim Strategy Fund II	1.9%
Carlisle Companies, Inc.	0.6%
Illumina, Inc.	0.6%
EMCOR Group, Inc.	0.5%
Williams-Sonoma, Inc.	0.5%
Lennox International, Inc.	0.5%
Avantor, Inc.	0.5%
Manhattan Associates, Inc.	0.5%
Watsco, Inc.	0.5%
Top 10 Total	13.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Ultra Short Duration Fund — Institutional Class	7.1%
Guggenheim Strategy Fund II	1.9%
Carlisle Companies, Inc.	0.6%
Illumina, Inc.	0.6%
EMCOR Group, Inc.	0.5%
Williams-Sonoma, Inc.	0.5%
Lennox International, Inc.	0.5%
Avantor, Inc.	0.5%
Manhattan Associates, Inc.	0.5%
Watsco, Inc.	0.5%
Top 10 Total	13.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Mid-Cap 1.5x Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Mid-Cap 1.5x Strategy Fund
Class Name	Class A
Trading Symbol	RYAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mid-Cap 1.5x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$82	1.62%[2]

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 2.10%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Index, which returned 3.26% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P MidCap 400 Index (the "Index") were Financials, Real Estate, and Industrials. Those that detracted the most were Energy, Consumer Discretionary, and Materials. The holdings that contributed the most to the return of the Index were Tenet Healthcare Corp., United Therapeutics Corp., and Sprouts Farmers Market, Inc. Those that detracted the most were Celsius Holdings, Inc., Cleveland-Cliffs, Inc., and Five Below, Inc. The Fund maintained a correlation of more than 99% to its benchmark of 150% of the daily price movement of the S&P MidCap 400 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	2.10%	35.49%	11.63%	10.91%
Class A (with sales charge)‡	-2.75%	29.05%	10.55%	10.37%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P MidCap 400 Index	3.26%	26.79%	11.78%	10.32%

Net Assets	$ 12,554,017
Holdings Count | shares	413
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$12,554,017
Total Number of Portfolio Holdings	413
Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Ultra Short Duration Fund — Institutional Class	7.1%
Guggenheim Strategy Fund II	1.9%
Carlisle Companies, Inc.	0.6%
Illumina, Inc.	0.6%
EMCOR Group, Inc.	0.5%
Williams-Sonoma, Inc.	0.5%
Lennox International, Inc.	0.5%
Avantor, Inc.	0.5%
Manhattan Associates, Inc.	0.5%
Watsco, Inc.	0.5%
Top 10 Total	13.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Ultra Short Duration Fund — Institutional Class	7.1%
Guggenheim Strategy Fund II	1.9%
Carlisle Companies, Inc.	0.6%
Illumina, Inc.	0.6%
EMCOR Group, Inc.	0.5%
Williams-Sonoma, Inc.	0.5%
Lennox International, Inc.	0.5%
Avantor, Inc.	0.5%
Manhattan Associates, Inc.	0.5%
Watsco, Inc.	0.5%
Top 10 Total	13.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Mid-Cap 1.5x Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Mid-Cap 1.5x Strategy Fund
Class Name	Class C
Trading Symbol	RYDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mid-Cap 1.5x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$120	2.37%[2]

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	2.37%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 1.72%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Index, which returned 3.26% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P MidCap 400 Index (the "Index") were Financials, Real Estate, and Industrials. Those that detracted the most were Energy, Consumer Discretionary, and Materials. The holdings that contributed the most to the return of the Index were Tenet Healthcare Corp., United Therapeutics Corp., and Sprouts Farmers Market, Inc. Those that detracted the most were Celsius Holdings, Inc., Cleveland-Cliffs, Inc., and Five Below, Inc. The Fund maintained a correlation of more than 99% to its benchmark of 150% of the daily price movement of the S&P MidCap 400 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	1.72%	34.47%	10.80%	10.08%
Class C (with CDSC)§	0.72%	33.47%	10.80%	10.08%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P MidCap 400 Index	3.26%	26.79%	11.78%	10.32%

Net Assets	$ 12,554,017
Holdings Count | shares	413
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$12,554,017
Total Number of Portfolio Holdings	413
Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Ultra Short Duration Fund — Institutional Class	7.1%
Guggenheim Strategy Fund II	1.9%
Carlisle Companies, Inc.	0.6%
Illumina, Inc.	0.6%
EMCOR Group, Inc.	0.5%
Williams-Sonoma, Inc.	0.5%
Lennox International, Inc.	0.5%
Avantor, Inc.	0.5%
Manhattan Associates, Inc.	0.5%
Watsco, Inc.	0.5%
Top 10 Total	13.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Ultra Short Duration Fund — Institutional Class	7.1%
Guggenheim Strategy Fund II	1.9%
Carlisle Companies, Inc.	0.6%
Illumina, Inc.	0.6%
EMCOR Group, Inc.	0.5%
Williams-Sonoma, Inc.	0.5%
Lennox International, Inc.	0.5%
Avantor, Inc.	0.5%
Manhattan Associates, Inc.	0.5%
Watsco, Inc.	0.5%
Top 10 Total	13.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Mid-Cap 1.5x Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Inverse Mid-Cap Strategy Fund
Class Name	Class H
Trading Symbol	RYMHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Mid-Cap Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$80	1.59%[2]

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 0.02%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Index, which returned 3.26% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P MidCap 400 Index (the "Index") were Financials, Real Estate, and Industrials. Those that detracted the most were Energy, Consumer Discretionary, and Materials. The holdings that contributed the most to the return of the Index were Tenet Healthcare Corp., United Therapeutics Corp., and Sprouts Farmers Market, Inc. Those that detracted the most were Celsius Holdings, Inc., Cleveland-Cliffs, Inc., and Five Below, Inc. The Fund maintained a daily correlation of 99% to its benchmark of -100% of the daily price movement of the S&P MidCap 400 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	0.02%	-15.72%	-13.27%	-11.36%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P MidCap 400 Index	3.26%	26.79%	11.78%	10.32%

Net Assets	$ 264,430
Holdings Count | shares	7
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$264,430
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	19.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	17.5%
Total	36.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	19.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	17.5%
Total	36.5%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Mid-Cap 1.5x Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Inverse Mid-Cap Strategy Fund
Class Name	Class A
Trading Symbol	RYAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Mid-Cap Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$79	1.58%[2]

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 0.04%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Index, which returned 3.26% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P MidCap 400 Index (the "Index") were Financials, Real Estate, and Industrials. Those that detracted the most were Energy, Consumer Discretionary, and Materials. The holdings that contributed the most to the return of the Index were Tenet Healthcare Corp., United Therapeutics Corp., and Sprouts Farmers Market, Inc. Those that detracted the most were Celsius Holdings, Inc., Cleveland-Cliffs, Inc., and Five Below, Inc. The Fund maintained a daily correlation of 99% to its benchmark of -100% of the daily price movement of the S&P MidCap 400 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	0.04%	-15.70%	-13.28%	-11.39%
Class A (with sales charge)‡	-4.71%	-19.71%	-14.11%	-11.82%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P MidCap 400 Index	3.26%	26.79%	11.78%	10.32%

Net Assets	$ 264,430
Holdings Count | shares	7
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$264,430
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	19.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	17.5%
Total	36.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	19.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	17.5%
Total	36.5%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Mid-Cap 1.5x Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Inverse Mid-Cap Strategy Fund
Class Name	Class C
Trading Symbol	RYCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Mid-Cap Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$121	2.40%[2]

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	2.40%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 0.41%, underperforming the fund's benchmark, the S&P 500 Index, which returned 10.42% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Index, which returned 3.26% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the S&P MidCap 400 Index (the "Index") were Financials, Real Estate, and Industrials. Those that detracted the most were Energy, Consumer Discretionary, and Materials. The holdings that contributed the most to the return of the Index were Tenet Healthcare Corp., United Therapeutics Corp., and Sprouts Farmers Market, Inc. Those that detracted the most were Celsius Holdings, Inc., Cleveland-Cliffs, Inc., and Five Below, Inc. The Fund maintained a daily correlation of 99% to its benchmark of -100% of the daily price movement of the S&P MidCap 400 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	0.41%	-15.08%	-13.29%	-11.77%
Class C (with CDSC)§	-0.59%	-15.86%	-13.29%	-11.77%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
S&P MidCap 400 Index	3.26%	26.79%	11.78%	10.32%

Net Assets	$ 264,430
Holdings Count | shares	7
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$264,430
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	19.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	17.5%
Total	36.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	19.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	17.5%
Total	36.5%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000129378 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Bond Strategy Fund
Class Name	Class A
Trading Symbol	RYIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Bond Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$81	1.57%[2]

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 6.03%, underperforming the fund's benchmark, the Bloomberg Emerging Markets USD Aggregate Bond Index, which returned 6.54% for the same period and underperforming the fund's secondary index, the ICE BofA BBB & Lower Sovereign USD External Debt Index, which returned 7.23% for the same period.

The fund's broad-based securities market index was changed from the ICE Bank of America BBB & Lower Sovereign USD External Debt Index to the Bloomberg Emerging Markets USD Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The Fund underperformed the ICE BofA BBB & Lower Sovereign External Debt Index (its ancillary index). The credit default swap spreads of the emerging markets countries were mixed during the period, with the majority of countries experiencing modest moves. Some countries did experience wider credit default swap spreads as economic risks remained elevated. The emerging markets countries that experienced some of the larger increases in credit default swap spreads were Nigeria, Egypt and Mexico. Argentina, South Africa and Türkiye experienced some of the larger decreases in credit default swap spreads, benefitting from improving monetary positions and increased confidence in political leadership.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	6.03%	16.58%	-0.93%	0.90%
Class A (with sales charge)‡	0.99%	11.03%	-1.89%	0.41%
Bloomberg Emerging Markets USD Aggregate Bond Index	6.54%	16.93%	1.35%	3.18%
ICE BofA BBB & Lower Sovereign USD External Debt Index	7.23%	20.93%	0.95%	3.03%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 696,130
Holdings Count | shares	6
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$696,130
Total Number of Portfolio Holdings	6
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments. The Fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000129379 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Bond Strategy Fund
Class Name	Class C
Trading Symbol	RYFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Bond Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$122	2.36%[2]

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	2.36%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 5.58%, underperforming the fund's benchmark, the Bloomberg Emerging Markets USD Aggregate Bond Index, which returned 6.54% for the same period and underperforming the fund's secondary index, the ICE BofA BBB & Lower Sovereign USD External Debt Index, which returned 7.23% for the same period.

The fund's broad-based securities market index was changed from the ICE Bank of America BBB & Lower Sovereign USD External Debt Index to the Bloomberg Emerging Markets USD Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The Fund underperformed the ICE BofA BBB & Lower Sovereign External Debt Index (its ancillary index). The credit default swap spreads of the emerging markets countries were mixed during the period, with the majority of countries experiencing modest moves. Some countries did experience wider credit default swap spreads as economic risks remained elevated. The emerging markets countries that experienced some of the larger increases in credit default swap spreads were Nigeria, Egypt and Mexico. Argentina, South Africa and Türkiye experienced some of the larger decreases in credit default swap spreads, benefitting from improving monetary positions and increased confidence in political leadership.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	5.58%	15.70%	-1.67%	0.11%
Class C (with CDSC)§	4.58%	14.70%	-1.67%	0.11%
Bloomberg Emerging Markets USD Aggregate Bond Index	6.54%	16.93%	1.35%	3.18%
ICE BofA BBB & Lower Sovereign USD External Debt Index	7.23%	20.93%	0.95%	3.03%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 696,130
Holdings Count | shares	6
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$696,130
Total Number of Portfolio Holdings	6
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments. The Fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000129380 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Bond Strategy Fund
Class Name	Class H
Trading Symbol	RYGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Bond Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$82	1.58%[2]

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 6.01%, underperforming the fund's benchmark, the Bloomberg Emerging Markets USD Aggregate Bond Index, which returned 6.54% for the same period and underperforming the fund's secondary index, the ICE BofA BBB & Lower Sovereign USD External Debt Index, which returned 7.23% for the same period.

The fund's broad-based securities market index was changed from the ICE Bank of America BBB & Lower Sovereign USD External Debt Index to the Bloomberg Emerging Markets USD Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The Fund underperformed the ICE BofA BBB & Lower Sovereign External Debt Index (its ancillary index). The credit default swap spreads of the emerging markets countries were mixed during the period, with the majority of countries experiencing modest moves. Some countries did experience wider credit default swap spreads as economic risks remained elevated. The emerging markets countries that experienced some of the larger increases in credit default swap spreads were Nigeria, Egypt and Mexico. Argentina, South Africa and Türkiye experienced some of the larger decreases in credit default swap spreads, benefitting from improving monetary positions and increased confidence in political leadership.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	6.01%	16.61%	-0.90%	0.91%
Bloomberg Emerging Markets USD Aggregate Bond Index	6.54%	16.93%	1.35%	3.18%
ICE BofA BBB & Lower Sovereign USD External Debt Index	7.23%	20.93%	0.95%	3.03%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 696,130
Holdings Count | shares	6
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$696,130
Total Number of Portfolio Holdings	6
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments. The Fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000010307 [Member]
Shareholder Report [Line Items]
Fund Name	Government Long Bond 1.2x Strategy Fund
Class Name	Investor Class
Trading Symbol	RYGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Government Long Bond 1.2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$50	0.98%[2]

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned 5.29%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.26% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Treasury Bellwether 30 Year Index, which returned 5.71% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Treasury 30 Year Bellwether Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The Fund underperformed the Bloomberg U.S. Treasury 30 Year Bellwether Index (its ancillary index), but had a positive return as yields of long-term Treasury bond prices fell slightly during the reporting period. Inflation moderated over the period, except for the housing sector, amid steady economic growth, which led the U.S. Federal Reserve (the "Fed") to cut its key lending rate of a half percentage point to a range of 4.75–5.00 percent in late September. The Fed released an updated Summary of Economic Projections ("SEP") report which lays out where committee members anticipate interest rates, economic growth, unemployment, and inflation are headed over the next couple years. According to the so-called "dot plot" within the report, the committee anticipates potentially cutting rates by up to another 150 basis points by the end of next year.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	5.29%	14.67%	-8.93%	-1.23%
Bloomberg U.S. Aggregate Bond Index	5.26%	11.57%	0.33%	1.84%
Bloomberg U.S. Treasury Bellwether 30 Year Index	5.71%	14.46%	-5.77%	0.37%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 27,547,338
Holdings Count | shares	7
Investment Company, Portfolio Turnover	760.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$27,547,338
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	760%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

U.S. Treasury Bond	86.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.0%
Guggenheim Strategy Fund II	2.9%
Total	91.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

U.S. Treasury Bond	86.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.0%
Guggenheim Strategy Fund II	2.9%
Total	91.9%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000010309 [Member]
Shareholder Report [Line Items]
Fund Name	Government Long Bond 1.2x Strategy Fund
Class Name	Class A
Trading Symbol	RYABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Government Long Bond 1.2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$64	1.24%[2]

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 5.17%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.26% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Treasury Bellwether 30 Year Index, which returned 5.71% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Treasury 30 Year Bellwether Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The Fund underperformed the Bloomberg U.S. Treasury 30 Year Bellwether Index (its ancillary index), but had a positive return as yields of long-term Treasury bond prices fell slightly during the reporting period. Inflation moderated over the period, except for the housing sector, amid steady economic growth, which led the U.S. Federal Reserve (the "Fed") to cut its key lending rate of a half percentage point to a range of 4.75–5.00 percent in late September. The Fed released an updated Summary of Economic Projections ("SEP") report which lays out where committee members anticipate interest rates, economic growth, unemployment, and inflation are headed over the next couple years. According to the so-called "dot plot" within the report, the committee anticipates potentially cutting rates by up to another 150 basis points by the end of next year.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	5.17%	14.38%	-9.20%	-1.48%
Class A (with sales charge)‡	0.18%	8.93%	-10.08%	-1.96%
Bloomberg U.S. Aggregate Bond Index	5.26%	11.57%	0.33%	1.84%
Bloomberg U.S. Treasury Bellwether 30 Year Index	5.71%	14.46%	-5.77%	0.37%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 27,547,338
Holdings Count | shares	7
Investment Company, Portfolio Turnover	760.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$27,547,338
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	760%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

U.S. Treasury Bond	86.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.0%
Guggenheim Strategy Fund II	2.9%
Total	91.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

U.S. Treasury Bond	86.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.0%
Guggenheim Strategy Fund II	2.9%
Total	91.9%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000010310 [Member]
Shareholder Report [Line Items]
Fund Name	Government Long Bond 1.2x Strategy Fund
Class Name	Class C
Trading Symbol	RYCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Government Long Bond 1.2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$102	1.99%[2]

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 4.78%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.26% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Treasury Bellwether 30 Year Index, which returned 5.71% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Treasury 30 Year Bellwether Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The Fund underperformed the Bloomberg U.S. Treasury 30 Year Bellwether Index (its ancillary index), but had a positive return as yields of long-term Treasury bond prices fell slightly during the reporting period. Inflation moderated over the period, except for the housing sector, amid steady economic growth, which led the U.S. Federal Reserve (the "Fed") to cut its key lending rate of a half percentage point to a range of 4.75–5.00 percent in late September. The Fed released an updated Summary of Economic Projections ("SEP") report which lays out where committee members anticipate interest rates, economic growth, unemployment, and inflation are headed over the next couple years. According to the so-called "dot plot" within the report, the committee anticipates potentially cutting rates by up to another 150 basis points by the end of next year.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	4.78%	13.56%	-9.88%	-2.22%
Class C (with CDSC)§	3.78%	12.56%	-9.88%	-2.22%
Bloomberg U.S. Aggregate Bond Index	5.26%	11.57%	0.33%	1.84%
Bloomberg U.S. Treasury Bellwether 30 Year Index	5.71%	14.46%	-5.77%	0.37%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 27,547,338
Holdings Count | shares	7
Investment Company, Portfolio Turnover	760.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$27,547,338
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	760%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

U.S. Treasury Bond	86.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.0%
Guggenheim Strategy Fund II	2.9%
Total	91.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

U.S. Treasury Bond	86.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.0%
Guggenheim Strategy Fund II	2.9%
Total	91.9%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000149021 [Member]
Shareholder Report [Line Items]
Fund Name	Government Long Bond 1.2x Strategy Fund
Class Name	Class H
Trading Symbol	RYHBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Government Long Bond 1.2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$63	1.22%[2]

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 5.07%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.26% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Treasury Bellwether 30 Year Index, which returned 5.71% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Treasury 30 Year Bellwether Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The Fund underperformed the Bloomberg U.S. Treasury 30 Year Bellwether Index (its ancillary index), but had a positive return as yields of long-term Treasury bond prices fell slightly during the reporting period. Inflation moderated over the period, except for the housing sector, amid steady economic growth, which led the U.S. Federal Reserve (the "Fed") to cut its key lending rate of a half percentage point to a range of 4.75–5.00 percent in late September. The Fed released an updated Summary of Economic Projections ("SEP") report which lays out where committee members anticipate interest rates, economic growth, unemployment, and inflation are headed over the next couple years. According to the so-called "dot plot" within the report, the committee anticipates potentially cutting rates by up to another 150 basis points by the end of next year.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	5.07%	14.46%	-9.18%	-1.46%
Bloomberg U.S. Aggregate Bond Index	5.26%	11.57%	0.33%	1.84%
Bloomberg U.S. Treasury Bellwether 30 Year Index	5.71%	14.46%	-5.77%	0.37%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 27,547,338
Holdings Count | shares	7
Investment Company, Portfolio Turnover	760.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$27,547,338
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	760%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

U.S. Treasury Bond	86.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.0%
Guggenheim Strategy Fund II	2.9%
Total	91.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

U.S. Treasury Bond	86.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.0%
Guggenheim Strategy Fund II	2.9%
Total	91.9%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000010326 [Member]
Shareholder Report [Line Items]
Fund Name	Inverse Government Long Bond Strategy Fund
Class Name	Investor Class
Trading Symbol	RYJUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Government Long Bond Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Investor Class	$239	4.80%[2]

Expenses Paid, Amount	$ 239
Expense Ratio, Percent	4.80%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Investor Class shares) returned -1.23%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.26% for the same period and underperforming the fund's secondary index, the Bellwether 30 Yr Index, which returned 5.71% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Treasury 30 Year Bellwether Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The Fund underperformed the Bloomberg U.S. Treasury 30 Year Bellwether Index (its ancillary index), and had a negative return as yields of long-term Treasury bond prices fell slightly during the reporting period. Inflation moderated over the period, except for the housing sector, amid steady economic growth, which led the U.S. Federal Reserve (the "Fed") to cut its key lending rate of a half percentage point to a range of 4.75–5.00 percent in late September. The Fed released an updated Summary of Economic Projections ("SEP") report which lays out where committee members anticipate interest rates, economic growth, unemployment, and inflation are headed over the next couple years. According to the so-called "dot plot" within the report, the committee anticipates potentially cutting rates by up to another 150 basis points by the end of next year.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Investor Class	-1.23%	-5.37%	6.20%	-0.81%
Bloomberg U.S. Aggregate Bond Index	5.26%	11.57%	0.33%	1.84%
Bloomberg U.S.Treasury Bellwether 30 Yr Index	5.71%	14.46%	-5.77%	0.37%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 15,372,722
Holdings Count | shares	11
Investment Company, Portfolio Turnover	264.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$15,372,722
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	264%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	22.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	21.3%
Total	43.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	22.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	21.3%
Total	43.5%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000010328 [Member]
Shareholder Report [Line Items]
Fund Name	Inverse Government Long Bond Strategy Fund
Class Name	Class A
Trading Symbol	RYAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Government Long Bond Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$251	5.05%[2]

Expenses Paid, Amount	$ 251
Expense Ratio, Percent	5.05%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned -1.35%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.26% for the same period and underperforming the fund's secondary index, the Bellwether 30 Yr Index, which returned 5.71% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Treasury 30 Year Bellwether Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The Fund underperformed the Bloomberg U.S. Treasury 30 Year Bellwether Index (its ancillary index), and had a negative return as yields of long-term Treasury bond prices fell slightly during the reporting period. Inflation moderated over the period, except for the housing sector, amid steady economic growth, which led the U.S. Federal Reserve (the "Fed") to cut its key lending rate of a half percentage point to a range of 4.75–5.00 percent in late September. The Fed released an updated Summary of Economic Projections ("SEP") report which lays out where committee members anticipate interest rates, economic growth, unemployment, and inflation are headed over the next couple years. According to the so-called "dot plot" within the report, the committee anticipates potentially cutting rates by up to another 150 basis points by the end of next year.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-1.35%	-5.61%	5.94%	-1.05%
Class A (with sales charge)‡	-6.04%	-10.10%	4.92%	-1.53%
Bloomberg U.S. Aggregate Bond Index	5.26%	11.57%	0.33%	1.84%
Bloomberg U.S.Treasury Bellwether 30 Yr Index	5.71%	14.46%	-5.77%	0.37%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 15,372,722
Holdings Count | shares	11
Investment Company, Portfolio Turnover	264.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$15,372,722
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	264%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	22.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	21.3%
Total	43.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	22.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	21.3%
Total	43.5%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000010329 [Member]
Shareholder Report [Line Items]
Fund Name	Inverse Government Long Bond Strategy Fund
Class Name	Class C
Trading Symbol	RYJCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Government Long Bond Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$288	5.80%[2]

Expenses Paid, Amount	$ 288
Expense Ratio, Percent	5.80%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned -1.73%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.26% for the same period and underperforming the fund's secondary index, the Bellwether 30 Yr Index, which returned 5.71% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Treasury 30 Year Bellwether Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The Fund underperformed the Bloomberg U.S. Treasury 30 Year Bellwether Index (its ancillary index), and had a negative return as yields of long-term Treasury bond prices fell slightly during the reporting period. Inflation moderated over the period, except for the housing sector, amid steady economic growth, which led the U.S. Federal Reserve (the "Fed") to cut its key lending rate of a half percentage point to a range of 4.75–5.00 percent in late September. The Fed released an updated Summary of Economic Projections ("SEP") report which lays out where committee members anticipate interest rates, economic growth, unemployment, and inflation are headed over the next couple years. According to the so-called "dot plot" within the report, the committee anticipates potentially cutting rates by up to another 150 basis points by the end of next year.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-1.73%	-6.32%	5.15%	-1.79%
Class C (with CDSC)§	-2.70%	-7.24%	5.15%	-1.79%
Bloomberg U.S. Aggregate Bond Index	5.26%	11.57%	0.33%	1.84%
Bloomberg U.S.Treasury Bellwether 30 Yr Index	5.71%	14.46%	-5.77%	0.37%

Net Assets	$ 15,372,722
Holdings Count | shares	11
Investment Company, Portfolio Turnover	264.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$15,372,722
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	264%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	22.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	21.3%
Total	43.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	22.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	21.3%
Total	43.5%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000149022 [Member]
Shareholder Report [Line Items]
Fund Name	Inverse Government Long Bond Strategy Fund
Class Name	Class H
Trading Symbol	RYHJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Government Long Bond Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$251	5.05%[2]

Expenses Paid, Amount	$ 251
Expense Ratio, Percent	5.05%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned -1.35%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.26% for the same period and underperforming the fund's secondary index, the Bellwether 30 Yr Index, which returned 5.71% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Treasury 30 Year Bellwether Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The Fund underperformed the Bloomberg U.S. Treasury 30 Year Bellwether Index (its ancillary index), and had a negative return as yields of long-term Treasury bond prices fell slightly during the reporting period. Inflation moderated over the period, except for the housing sector, amid steady economic growth, which led the U.S. Federal Reserve (the "Fed") to cut its key lending rate of a half percentage point to a range of 4.75–5.00 percent in late September. The Fed released an updated Summary of Economic Projections ("SEP") report which lays out where committee members anticipate interest rates, economic growth, unemployment, and inflation are headed over the next couple years. According to the so-called "dot plot" within the report, the committee anticipates potentially cutting rates by up to another 150 basis points by the end of next year.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	-1.35%	-5.61%	5.98%	-1.00%
Bloomberg U.S. Aggregate Bond Index	5.26%	11.57%	0.33%	1.84%
Bloomberg U.S.Treasury Bellwether 30 Yr Index	5.71%	14.46%	-5.77%	0.37%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 15,372,722
Holdings Count | shares	11
Investment Company, Portfolio Turnover	264.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$15,372,722
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	264%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	22.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	21.3%
Total	43.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	22.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	21.3%
Total	43.5%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000043615 [Member]
Shareholder Report [Line Items]
Fund Name	High Yield Strategy Fund
Class Name	Class A
Trading Symbol	RYHDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the High Yield Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$78	1.51%[2]

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 6.66%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.26% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The Fund outperformed the Bloomberg U.S. Corporate High Yield Index (its ancillary index) and maintained a daily correlation of over 94% to its benchmark of 100% of the daily price movement of that Index. Overall, lower financing costs spurred heavy new issuance volume while strong market conditions resulted in tightening credit spreads. The Bloomberg U.S. Corporate High Yield Index generated a strong return for the period. All five of the largest sectors in the index contributed to return, with the Consumer Cyclical sector and the Communications sector contributing the most, and Capital Goods contributing the least. From a ratings perspective, the BB sector contributed the most to the return of the benchmark, followed by the B sector.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	6.66%	18.12%	2.30%	3.91%
Class A (with sales charge)‡	1.59%	12.50%	1.31%	3.41%
Bloomberg U.S. Aggregate Bond Index	5.26%	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield Index	6.44%	15.74%	4.72%	5.04%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 61,712,879
Holdings Count | shares	22
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$61,712,879
Total Number of Portfolio Holdings	22
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund III	3.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	2.2%
Guggenheim Strategy Fund II	2.1%
Total	7.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund III	3.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	2.2%
Guggenheim Strategy Fund II	2.1%
Total	7.5%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000043616 [Member]
Shareholder Report [Line Items]
Fund Name	High Yield Strategy Fund
Class Name	Class C
Trading Symbol	RYHHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the High Yield Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$117	2.26%[2]

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	2.26%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 6.24%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.26% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The Fund underperformed the Bloomberg U.S. Corporate High Yield Index (its ancillary index) and maintained a daily correlation of over 94% to its benchmark of 100% of the daily price movement of that Index. Overall, lower financing costs spurred heavy new issuance volume while strong market conditions resulted in tightening credit spreads. The Bloomberg U.S. Corporate High Yield Index generated a strong return for the period. All five of the largest sectors in the index contributed to return, with the Consumer Cyclical sector and the Communications sector contributing the most, and Capital Goods contributing the least. From a ratings perspective, the BB sector contributed the most to the return of the benchmark, followed by the B sector.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	6.24%	17.23%	1.54%	3.13%
Class C (with CDSC)§	5.24%	16.23%	1.54%	3.13%
Bloomberg U.S. Aggregate Bond Index	5.26%	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield Index	6.44%	15.74%	4.72%	5.04%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 61,712,879
Holdings Count | shares	22
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$61,712,879
Total Number of Portfolio Holdings	22
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund III	3.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	2.2%
Guggenheim Strategy Fund II	2.1%
Total	7.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund III	3.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	2.2%
Guggenheim Strategy Fund II	2.1%
Total	7.5%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000043617 [Member]
Shareholder Report [Line Items]
Fund Name	High Yield Strategy Fund
Class Name	Class H
Trading Symbol	RYHGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the High Yield Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$79	1.52%[2]

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 6.66%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.26% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The Fund outperformed the Bloomberg U.S. Corporate High Yield Index (its ancillary index) and maintained a daily correlation of over 94% to its benchmark of 100% of the daily price movement of that Index. Overall, lower financing costs spurred heavy new issuance volume while strong market conditions resulted in tightening credit spreads. The Bloomberg U.S. Corporate High Yield Index generated a strong return for the period. All five of the largest sectors in the index contributed to return, with the Consumer Cyclical sector and the Communications sector contributing the most, and Capital Goods contributing the least. From a ratings perspective, the BB sector contributed the most to the return of the benchmark, followed by the B sector.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	6.66%	18.11%	2.31%	3.88%
Bloomberg U.S. Aggregate Bond Index	5.26%	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield Index	6.44%	15.74%	4.72%	5.04%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 61,712,879
Holdings Count | shares	22
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$61,712,879
Total Number of Portfolio Holdings	22
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund III	3.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	2.2%
Guggenheim Strategy Fund II	2.1%
Total	7.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund III	3.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	2.2%
Guggenheim Strategy Fund II	2.1%
Total	7.5%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000043618 [Member]
Shareholder Report [Line Items]
Fund Name	Inverse High Yield Strategy Fund
Class Name	Class A
Trading Symbol	RYILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse High Yield Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$74	1.50%[2]

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned -2.62%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.26% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The Fund underperformed the Bloomberg U.S. Corporate High Yield Index (its ancillary index) and maintained a daily correlation of over 94% to its benchmark of -100% of the daily price movement of that Index. Overall, lower financing costs spurred heavy new issuance volume while strong market conditions resulted in tightening credit spreads. The Bloomberg U.S. Corporate High Yield Index generated a strong return for the period. All five of the largest sectors in the index contributed to return, with the Consumer Cyclical sector and the Communications sector contributing the most, and Capital Goods contributing the least. From a ratings perspective, the BB sector contributed the most to the return of the benchmark, followed by the B sector.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-2.62%	-8.68%	-2.16%	-4.58%
Class A (with sales charge)‡	-7.25%	-13.02%	-3.11%	-5.05%
Bloomberg U.S. Aggregate Bond Index	5.26%	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield Index	6.44%	15.74%	4.72%	5.04%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 5,553,220
Holdings Count | shares	8
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$5,553,220
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	13.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.8%
Total	19.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of credit default swaps and interest rate futures contracts.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	13.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.8%
Total	19.9%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000043619 [Member]
Shareholder Report [Line Items]
Fund Name	Inverse High Yield Strategy Fund
Class Name	Class C
Trading Symbol	RYIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse High Yield Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$111	2.25%[2]

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.25%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned -2.96%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.26% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The Fund underperformed the Bloomberg U.S. Corporate High Yield Index (its ancillary index) and maintained a daily correlation of over 94% to its benchmark of -100% of the daily price movement of that Index. Overall, lower financing costs spurred heavy new issuance volume while strong market conditions resulted in tightening credit spreads. The Bloomberg U.S. Corporate High Yield Index generated a strong return for the period. All five of the largest sectors in the index contributed to return, with the Consumer Cyclical sector and the Communications sector contributing the most, and Capital Goods contributing the least. From a ratings perspective, the BB sector contributed the most to the return of the benchmark, followed by the B sector.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-2.96%	-9.36%	-2.89%	-5.25%
Class C (with CDSC)§	-3.94%	-10.27%	-2.89%	-5.25%
Bloomberg U.S. Aggregate Bond Index	5.26%	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield Index	6.44%	15.74%	4.72%	5.04%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 5,553,220
Holdings Count | shares	8
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$5,553,220
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	13.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.8%
Total	19.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of credit default swaps and interest rate futures contracts.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	13.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.8%
Total	19.9%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000043620 [Member]
Shareholder Report [Line Items]
Fund Name	Inverse High Yield Strategy Fund
Class Name	Class H
Trading Symbol	RYIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse High Yield Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$74	1.50%[2]

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned -2.59%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.26% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The Fund underperformed the Bloomberg U.S. Corporate High Yield Index (its ancillary index) and maintained a daily correlation of over 94% to its benchmark of -100% of the daily price movement of that Index. Overall, lower financing costs spurred heavy new issuance volume while strong market conditions resulted in tightening credit spreads. The Bloomberg U.S. Corporate High Yield Index generated a strong return for the period. All five of the largest sectors in the index contributed to return, with the Consumer Cyclical sector and the Communications sector contributing the most, and Capital Goods contributing the least. From a ratings perspective, the BB sector contributed the most to the return of the benchmark, followed by the B sector.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	-2.59%	-8.69%	-2.12%	-4.40%
Bloomberg U.S. Aggregate Bond Index	5.26%	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield Index	6.44%	15.74%	4.72%	5.04%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 5,553,220
Holdings Count | shares	8
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$5,553,220
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	13.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.8%
Total	19.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of credit default swaps and interest rate futures contracts.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	13.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.8%
Total	19.9%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000050422 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYWTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$100	1.77%[2]

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 26.43%, outperforming the fund's benchmark, the MSCI World ex US Index, which returned 5.53% for the same period and outperforming the fund's secondary index, the S&P Emerging 50 ADR Index, which returned 16.45% for the same period.

The fund's broad-based securities market index was changed from the S&P Emerging 50 ADR Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to the return of the S&P Emerging 50 ADR Index (the "Index") were broadline retail, semiconductors & semiconductor equipment, and banks. Those that detracted were beverages, construction materials, and metals and mining. The holdings that contributed the most to the return of the Index were Taiwan Semiconductor Manufacturing Co. Ltd. ADR, Alibaba Group Holding Ltd ADR, and PDD Holdings, Inc. ADR – Class A. Those that detracted the most were Fomento Economico Mexicano SAB de CV ADR – Class B, Cemex SAB de CV ADR, and Li Auto, Inc. ADR – Class A. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P Emerging 50 ADR Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	26.43%	51.36%	3.63%	-0.25%
Class A (with sales charge)‡	20.42%	44.17%	2.63%	-0.73%
MSCI World ex US Index	5.53%	21.78%	5.67%	2.95%
S&P Emerging 50 ADR Index	16.45%	30.86%	7.96%	4.86%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 3,069,904
Holdings Count | shares	55
Investment Company, Portfolio Turnover	469.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$3,069,904
Total Number of Portfolio Holdings	55
Portfolio Turnover Rate	469%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Country Diversification[3] (% of Total Investments) as of 9.30.24
Geographic Region	% of Net Assets
United States	55.9%
Taiwan, Province of China	9.7%
Cayman Islands	9.1%
India	7.7%
China	6.7%
Brazil	5.6%
Republic of Korea	2.2%
Other	3.1%
Total Investments	100.0%
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Taiwan Semiconductor Manufacturing Company Ltd. ADR	8.2%
Alibaba Group Holding Ltd. ADR	5.8%
HDFC Bank Ltd. ADR	3.2%
PDD Holdings, Inc. ADR – Class A	2.6%
Infosys Ltd. ADR	2.2%
ICICI Bank Ltd. ADR	1.8%
JD.com, Inc. ADR	1.7%
Vale S.A. ADR	1.3%
Trip.com Group Ltd. ADR	1.0%
NetEase, Inc. ADR	1.0%
Top 10 Total	28.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Taiwan Semiconductor Manufacturing Company Ltd. ADR	8.2%
Alibaba Group Holding Ltd. ADR	5.8%
HDFC Bank Ltd. ADR	3.2%
PDD Holdings, Inc. ADR – Class A	2.6%
Infosys Ltd. ADR	2.2%
ICICI Bank Ltd. ADR	1.8%
JD.com, Inc. ADR	1.7%
Vale S.A. ADR	1.3%
Trip.com Group Ltd. ADR	1.0%
NetEase, Inc. ADR	1.0%
Top 10 Total	28.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000050423 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYWUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$143	2.52%[2]

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	2.52%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 25.94%, outperforming the fund's benchmark, the MSCI World ex US Index, which returned 5.53% for the same period and outperforming the fund's secondary index, the S&P Emerging 50 ADR Index, which returned 16.45% for the same period.

The fund's broad-based securities market index was changed from the S&P Emerging 50 ADR Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to the return of the S&P Emerging 50 ADR Index (the "Index") were broadline retail, semiconductors & semiconductor equipment, and banks. Those that detracted were beverages, construction materials, and metals and mining. The holdings that contributed the most to the return of the Index were Taiwan Semiconductor Manufacturing Co. Ltd. ADR, Alibaba Group Holding Ltd ADR, and PDD Holdings, Inc. ADR – Class A. Those that detracted the most were Fomento Economico Mexicano SAB de CV ADR – Class B, Cemex SAB de CV ADR, and Li Auto, Inc. ADR – Class A. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P Emerging 50 ADR Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	25.94%	50.18%	2.84%	-1.01%
Class C (with CDSC)§	24.94%	49.18%	2.84%	-1.01%
MSCI World ex US Index	5.53%	21.78%	5.67%	2.95%
S&P Emerging 50 ADR Index	16.45%	30.86%	7.96%	4.86%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 3,069,904
Holdings Count | shares	55
Investment Company, Portfolio Turnover	469.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$3,069,904
Total Number of Portfolio Holdings	55
Portfolio Turnover Rate	469%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Country Diversification[3] (% of Total Investments) as of 9.30.24
Geographic Region	% of Net Assets
United States	55.9%
Taiwan, Province of China	9.7%
Cayman Islands	9.1%
India	7.7%
China	6.7%
Brazil	5.6%
Republic of Korea	2.2%
Other	3.1%
Total Investments	100.0%
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Taiwan Semiconductor Manufacturing Company Ltd. ADR	8.2%
Alibaba Group Holding Ltd. ADR	5.8%
HDFC Bank Ltd. ADR	3.2%
PDD Holdings, Inc. ADR – Class A	2.6%
Infosys Ltd. ADR	2.2%
ICICI Bank Ltd. ADR	1.8%
JD.com, Inc. ADR	1.7%
Vale S.A. ADR	1.3%
Trip.com Group Ltd. ADR	1.0%
NetEase, Inc. ADR	1.0%
Top 10 Total	28.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Taiwan Semiconductor Manufacturing Company Ltd. ADR	8.2%
Alibaba Group Holding Ltd. ADR	5.8%
HDFC Bank Ltd. ADR	3.2%
PDD Holdings, Inc. ADR – Class A	2.6%
Infosys Ltd. ADR	2.2%
ICICI Bank Ltd. ADR	1.8%
JD.com, Inc. ADR	1.7%
Vale S.A. ADR	1.3%
Trip.com Group Ltd. ADR	1.0%
NetEase, Inc. ADR	1.0%
Top 10 Total	28.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000050424 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYWVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$102	1.79%[2]

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 26.32%, outperforming the fund's benchmark, the MSCI World ex US Index, which returned 5.53% for the same period and outperforming the fund's secondary index, the S&P Emerging 50 ADR Index, which returned 16.45% for the same period.

The fund's broad-based securities market index was changed from the S&P Emerging 50 ADR Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to the return of the S&P Emerging 50 ADR Index (the "Index") were broadline retail, semiconductors & semiconductor equipment, and banks. Those that detracted were beverages, construction materials, and metals and mining. The holdings that contributed the most to the return of the Index were Taiwan Semiconductor Manufacturing Co. Ltd. ADR, Alibaba Group Holding Ltd ADR, and PDD Holdings, Inc. ADR – Class A. Those that detracted the most were Fomento Economico Mexicano SAB de CV ADR – Class B, Cemex SAB de CV ADR, and Li Auto, Inc. ADR – Class A. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P Emerging 50 ADR Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	26.32%	51.09%	3.55%	-0.31%
MSCI World ex US Index	5.53%	21.78%	5.67%	2.95%
S&P Emerging 50 ADR Index	16.45%	30.86%	7.96%	4.86%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 3,069,904
Holdings Count | shares	55
Investment Company, Portfolio Turnover	469.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$3,069,904
Total Number of Portfolio Holdings	55
Portfolio Turnover Rate	469%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Country Diversification[3] (% of Total Investments) as of 9.30.24
Geographic Region	% of Net Assets
United States	55.9%
Taiwan, Province of China	9.7%
Cayman Islands	9.1%
India	7.7%
China	6.7%
Brazil	5.6%
Republic of Korea	2.2%
Other	3.1%
Total Investments	100.0%
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Taiwan Semiconductor Manufacturing Company Ltd. ADR	8.2%
Alibaba Group Holding Ltd. ADR	5.8%
HDFC Bank Ltd. ADR	3.2%
PDD Holdings, Inc. ADR – Class A	2.6%
Infosys Ltd. ADR	2.2%
ICICI Bank Ltd. ADR	1.8%
JD.com, Inc. ADR	1.7%
Vale S.A. ADR	1.3%
Trip.com Group Ltd. ADR	1.0%
NetEase, Inc. ADR	1.0%
Top 10 Total	28.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Taiwan Semiconductor Manufacturing Company Ltd. ADR	8.2%
Alibaba Group Holding Ltd. ADR	5.8%
HDFC Bank Ltd. ADR	3.2%
PDD Holdings, Inc. ADR – Class A	2.6%
Infosys Ltd. ADR	2.2%
ICICI Bank Ltd. ADR	1.8%
JD.com, Inc. ADR	1.7%
Vale S.A. ADR	1.3%
Trip.com Group Ltd. ADR	1.0%
NetEase, Inc. ADR	1.0%
Top 10 Total	28.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000050425 [Member]
Shareholder Report [Line Items]
Fund Name	Inverse Emerging Markets 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYWWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Emerging Markets 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$75	1.73%[2]

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned -26.82%, underperforming the fund's benchmark, the MSCI World ex US Index, which returned 5.53% for the same period and underperforming the fund's secondary index, the S&P Emerging 50 ADR Index, which returned 16.45% for the same period.

The fund's broad-based securities market index was changed from the S&P Emerging 50 ADR Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to the return of the S&P Emerging 50 ADR Index (the "Index") were broadline retail, semiconductors & semiconductor equipment, and banks. Those that detracted were beverages, construction materials, and metals and mining. The holdings that contributed the most to the return of the Index were Taiwan Semiconductor Manufacturing Co. Ltd. ADR, Alibaba Group Holding Ltd ADR, and PDD Holdings, Inc. ADR – Class A. Those that detracted the most were Fomento Economico Mexicano SAB de CV ADR – Class B, Cemex SAB de CV ADR, and Li Auto, Inc. ADR – Class A. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P Emerging 50 ADR Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-26.82%	-41.50%	-28.12%	-21.09%
Class A (with sales charge)‡	-30.30%	-44.26%	-28.82%	-21.47%
MSCI World ex US Index	5.53%	21.78%	5.67%	2.95%
S&P Emerging 50 ADR Index	16.45%	30.86%	7.96%	4.86%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 382,753
Holdings Count | shares	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$382,753
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000050426 [Member]
Shareholder Report [Line Items]
Fund Name	Inverse Emerging Markets 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYWZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Emerging Markets 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$110	2.54%[2]

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.54%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned -27.11%, underperforming the fund's benchmark, the MSCI World ex US Index, which returned 5.53% for the same period and underperforming the fund's secondary index, the S&P Emerging 50 ADR Index, which returned 16.45% for the same period.

The fund's broad-based securities market index was changed from the S&P Emerging 50 ADR Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to the return of the S&P Emerging 50 ADR Index (the "Index") were broadline retail, semiconductors & semiconductor equipment, and banks. Those that detracted were beverages, construction materials, and metals and mining. The holdings that contributed the most to the return of the Index were Taiwan Semiconductor Manufacturing Co. Ltd. ADR, Alibaba Group Holding Ltd ADR, and PDD Holdings, Inc. ADR – Class A. Those that detracted the most were Fomento Economico Mexicano SAB de CV ADR – Class B, Cemex SAB de CV ADR, and Li Auto, Inc. ADR – Class A. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P Emerging 50 ADR Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-27.11%	-41.93%	-28.32%	-21.51%
Class C (with CDSC)§	-27.84%	-42.49%	-28.32%	-21.51%
MSCI World ex US Index	5.53%	21.78%	5.67%	2.95%
S&P Emerging 50 ADR Index	16.45%	30.86%	7.96%	4.86%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 382,753
Holdings Count | shares	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$382,753
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000050427 [Member]
Shareholder Report [Line Items]
Fund Name	Inverse Emerging Markets 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYWYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inverse Emerging Markets 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$75	1.72%[2]

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned -26.99%, underperforming the fund's benchmark, the MSCI World ex US Index, which returned 5.53% for the same period and underperforming the fund's secondary index, the S&P Emerging 50 ADR Index, which returned 16.45% for the same period.

The fund's broad-based securities market index was changed from the S&P Emerging 50 ADR Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to the return of the S&P Emerging 50 ADR Index (the "Index") were broadline retail, semiconductors & semiconductor equipment, and banks. Those that detracted were beverages, construction materials, and metals and mining. The holdings that contributed the most to the return of the Index were Taiwan Semiconductor Manufacturing Co. Ltd. ADR, Alibaba Group Holding Ltd ADR, and PDD Holdings, Inc. ADR – Class A. Those that detracted the most were Fomento Economico Mexicano SAB de CV ADR – Class B, Cemex SAB de CV ADR, and Li Auto, Inc. ADR – Class A. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P Emerging 50 ADR Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	-26.99%	-41.63%	-27.90%	-21.02%
MSCI World ex US Index	5.53%	21.78%	5.67%	2.95%
S&P Emerging 50 ADR Index	16.45%	30.86%	7.96%	4.86%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 382,753
Holdings Count | shares	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$382,753
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000010346 [Member]
Shareholder Report [Line Items]
Fund Name	Europe 1.25x Strategy Fund
Class Name	Class H
Trading Symbol	RYEUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Europe 1.25x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$83	1.61%[2]

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 5.50%, underperforming the fund's benchmark, the MSCI World ex US Index, which returned 5.53% for the same period and underperforming the fund's secondary index, the STOXX Europe 50 Index, which returned 5.70% for the same period.

The fund's broad-based securities market index was changed from the STOXX Europe 50 Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the STOXX Europe 50 Index (the "Index") were Financials, Utilities, and Health Care. Those that detracted the most were Consumer Discretionary, Information Technology, and Energy. The holdings that contributed the most to the return of the Index were SAP SE, Sanofi, and Schneider Electric SE. Those that detracted the most were ASML Holding NV, LVMH Moet Hennessy Louis Vuitton SE, and Stellantis NV. The Fund maintained a daily correlation of over 99% to its benchmark of 125% of the daily price movement of the fair value of the STOXX Europe 50 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	5.50%	26.21%	8.96%	4.12%
MSCI World ex US Index	5.53%	21.78%	5.67%	2.95%
STOXX Europe 50 Index	5.70%	23.02%	9.84%	5.63%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,673,951
Holdings Count | shares	58
Investment Company, Portfolio Turnover	1496.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$1,673,951
Total Number of Portfolio Holdings	58
Portfolio Turnover Rate	1,496%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Country Diversification[3] (% of Total Investments) as of 9.30.24
Geographic Region	% of Net Assets
United States	56.9%
France	10.2%
United Kingdom	8.1%
Switzerland	7.9%
Germany	5.7%
Netherlands	4.4%
Denmark	2.8%
Other	4.0%
Total Investments	100.0%
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Ultra Short Duration Fund — Institutional Class	4.2%
Guggenheim Strategy Fund II	4.1%
Novo Nordisk A/S ADR	2.9%
ASML Holding N.V. — Class G	2.5%
Nestle S.A. ADR	2.0%
AstraZeneca plc ADR	1.8%
SAP SE ADR	1.8%
Novartis AG ADR	1.7%
Roche Holding AG ADR	1.7%
Shell plc ADR	1.6%
Top 10 Total	24.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Ultra Short Duration Fund — Institutional Class	4.2%
Guggenheim Strategy Fund II	4.1%
Novo Nordisk A/S ADR	2.9%
ASML Holding N.V. — Class G	2.5%
Nestle S.A. ADR	2.0%
AstraZeneca plc ADR	1.8%
SAP SE ADR	1.8%
Novartis AG ADR	1.7%
Roche Holding AG ADR	1.7%
Shell plc ADR	1.6%
Top 10 Total	24.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000010347 [Member]
Shareholder Report [Line Items]
Fund Name	Europe 1.25x Strategy Fund
Class Name	Class A
Trading Symbol	RYAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Europe 1.25x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$83	1.62%[2]

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 5.52%, underperforming the fund's benchmark, the MSCI World ex US Index, which returned 5.53% for the same period and underperforming the fund's secondary index, the STOXX Europe 50 Index, which returned 5.70% for the same period.

The fund's broad-based securities market index was changed from the STOXX Europe 50 Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the STOXX Europe 50 Index (the "Index") were Financials, Utilities, and Health Care. Those that detracted the most were Consumer Discretionary, Information Technology, and Energy. The holdings that contributed the most to the return of the Index were SAP SE, Sanofi, and Schneider Electric SE. Those that detracted the most were ASML Holding NV, LVMH Moet Hennessy Louis Vuitton SE, and Stellantis NV. The Fund maintained a daily correlation of over 99% to its benchmark of 125% of the daily price movement of the fair value of the STOXX Europe 50 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	5.52%	26.27%	9.13%	4.19%
Class A (with sales charge)‡	0.50%	20.26%	8.08%	3.68%
MSCI World ex US Index	5.53%	21.78%	5.67%	2.95%
STOXX Europe 50 Index	5.70%	23.02%	9.84%	5.63%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,673,951
Holdings Count | shares	58
Investment Company, Portfolio Turnover	1496.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$1,673,951
Total Number of Portfolio Holdings	58
Portfolio Turnover Rate	1,496%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Country Diversification[3] (% of Total Investments) as of 9.30.24
Geographic Region	% of Net Assets
United States	56.9%
France	10.2%
United Kingdom	8.1%
Switzerland	7.9%
Germany	5.7%
Netherlands	4.4%
Denmark	2.8%
Other	4.0%
Total Investments	100.0%
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Ultra Short Duration Fund — Institutional Class	4.2%
Guggenheim Strategy Fund II	4.1%
Novo Nordisk A/S ADR	2.9%
ASML Holding N.V. — Class G	2.5%
Nestle S.A. ADR	2.0%
AstraZeneca plc ADR	1.8%
SAP SE ADR	1.8%
Novartis AG ADR	1.7%
Roche Holding AG ADR	1.7%
Shell plc ADR	1.6%
Top 10 Total	24.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Ultra Short Duration Fund — Institutional Class	4.2%
Guggenheim Strategy Fund II	4.1%
Novo Nordisk A/S ADR	2.9%
ASML Holding N.V. — Class G	2.5%
Nestle S.A. ADR	2.0%
AstraZeneca plc ADR	1.8%
SAP SE ADR	1.8%
Novartis AG ADR	1.7%
Roche Holding AG ADR	1.7%
Shell plc ADR	1.6%
Top 10 Total	24.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000010348 [Member]
Shareholder Report [Line Items]
Fund Name	Europe 1.25x Strategy Fund
Class Name	Class C
Trading Symbol	RYCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Europe 1.25x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$122	2.37%[2]

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	2.37%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 5.18%, underperforming the fund's benchmark, the MSCI World ex US Index, which returned 5.53% for the same period and underperforming the fund's secondary index, the STOXX Europe 50 Index, which returned 5.70% for the same period.

The fund's broad-based securities market index was changed from the STOXX Europe 50 Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the STOXX Europe 50 Index (the "Index") were Financials, Utilities, and Health Care. Those that detracted the most were Consumer Discretionary, Information Technology, and Energy. The holdings that contributed the most to the return of the Index were SAP SE, Sanofi, and Schneider Electric SE. Those that detracted the most were ASML Holding NV, LVMH Moet Hennessy Louis Vuitton SE, and Stellantis NV. The Fund maintained a daily correlation of over 99% to its benchmark of 125% of the daily price movement of the fair value of the STOXX Europe 50 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	5.18%	25.30%	8.18%	3.37%
Class C (with CDSC)§	4.18%	24.30%	8.18%	3.37%
MSCI World ex US Index	5.53%	21.78%	5.67%	2.95%
STOXX Europe 50 Index	5.70%	23.02%	9.84%	5.63%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,673,951
Holdings Count | shares	58
Investment Company, Portfolio Turnover	1496.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$1,673,951
Total Number of Portfolio Holdings	58
Portfolio Turnover Rate	1,496%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Country Diversification[3] (% of Total Investments) as of 9.30.24
Geographic Region	% of Net Assets
United States	56.9%
France	10.2%
United Kingdom	8.1%
Switzerland	7.9%
Germany	5.7%
Netherlands	4.4%
Denmark	2.8%
Other	4.0%
Total Investments	100.0%
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Ultra Short Duration Fund — Institutional Class	4.2%
Guggenheim Strategy Fund II	4.1%
Novo Nordisk A/S ADR	2.9%
ASML Holding N.V. — Class G	2.5%
Nestle S.A. ADR	2.0%
AstraZeneca plc ADR	1.8%
SAP SE ADR	1.8%
Novartis AG ADR	1.7%
Roche Holding AG ADR	1.7%
Shell plc ADR	1.6%
Top 10 Total	24.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Ultra Short Duration Fund — Institutional Class	4.2%
Guggenheim Strategy Fund II	4.1%
Novo Nordisk A/S ADR	2.9%
ASML Holding N.V. — Class G	2.5%
Nestle S.A. ADR	2.0%
AstraZeneca plc ADR	1.8%
SAP SE ADR	1.8%
Novartis AG ADR	1.7%
Roche Holding AG ADR	1.7%
Shell plc ADR	1.6%
Top 10 Total	24.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000050428 [Member]
Shareholder Report [Line Items]
Fund Name	Japan 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYJSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Japan 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$74	1.51%[2]

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned -5.79%, underperforming the fund's benchmark, the MSCI World ex US Index, which returned 5.53% for the same period and underperforming the fund's secondary index, the Nikkei-225 Stock Average Index, which returned -0.14% for the same period.

The fund's broad-based securities market index was changed from the Nikkei-225 Stock Average Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Nikkei-225 Stock Average Index (the "Index") were Health Care, Communication Services, and Industrials. Those that detracted the most were Information Technology, Materials, and Real Estate. The holdings that contributed the most to the return of the Index were FAST RETAILING Co. Ltd., Recruit Holdings Co. Ltd., and TDK Corp. Those that detracted the most were Tokyo Electron Ltd., Lasertec Corp., and Toyota Motor Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the fair value of the Nikkei-225 Stock Average Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-5.79%	41.30%	4.32%	7.64%
Class A (with sales charge)‡	-10.25%	34.58%	3.31%	7.12%
MSCI World ex US Index	5.53%	21.78%	5.67%	2.95%
Nikkei-225 Stock Average Index	-0.14%	24.26%	5.66%	6.03%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,738,588
Holdings Count | shares	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$1,738,588
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000050429 [Member]
Shareholder Report [Line Items]
Fund Name	Japan 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYJTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Japan 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$109	2.25%[2]

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.25%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned -6.18%, underperforming the fund's benchmark, the MSCI World ex US Index, which returned 5.53% for the same period and underperforming the fund's secondary index, the Nikkei-225 Stock Average Index, which returned -0.14% for the same period.

The fund's broad-based securities market index was changed from the Nikkei-225 Stock Average Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Nikkei-225 Stock Average Index (the "Index") were Health Care, Communication Services, and Industrials. Those that detracted the most were Information Technology, Materials, and Real Estate. The holdings that contributed the most to the return of the Index were FAST RETAILING Co. Ltd., Recruit Holdings Co. Ltd., and TDK Corp. Those that detracted the most were Tokyo Electron Ltd., Lasertec Corp., and Toyota Motor Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the fair value of the Nikkei-225 Stock Average Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-6.18%	40.25%	3.53%	6.84%
Class C (with CDSC)§	-7.12%	39.25%	3.53%	6.84%
MSCI World ex US Index	5.53%	21.78%	5.67%	2.95%
Nikkei-225 Stock Average Index	-0.14%	24.26%	5.66%	6.03%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,738,588
Holdings Count | shares	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$1,738,588
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000050430 [Member]
Shareholder Report [Line Items]
Fund Name	Japan 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYJHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Japan 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$74	1.51%[2]

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned -5.79%, underperforming the fund's benchmark, the MSCI World ex US Index, which returned 5.53% for the same period and underperforming the fund's secondary index, the Nikkei-225 Stock Average Index, which returned -0.14% for the same period.

The fund's broad-based securities market index was changed from the Nikkei-225 Stock Average Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the Nikkei-225 Stock Average Index (the "Index") were Health Care, Communication Services, and Industrials. Those that detracted the most were Information Technology, Materials, and Real Estate. The holdings that contributed the most to the return of the Index were FAST RETAILING Co. Ltd., Recruit Holdings Co. Ltd., and TDK Corp. Those that detracted the most were Tokyo Electron Ltd., Lasertec Corp., and Toyota Motor Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the fair value of the Nikkei-225 Stock Average Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	-5.79%	41.29%	4.32%	7.68%
MSCI World ex US Index	5.53%	21.78%	5.67%	2.95%
Nikkei-225 Stock Average Index	-0.14%	24.26%	5.66%	6.03%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,738,588
Holdings Count | shares	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$1,738,588
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000010466 [Member]
Shareholder Report [Line Items]
Fund Name	Strengthening Dollar 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Strengthening Dollar 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$96	1.95%[2]

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned -4.25%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.26% for the same period and underperforming the fund's secondary index, the U.S. Dollar Index, which returned -3.61% for the same period.

The fund's broad-based securities market index was changed from the U.S. Dollar Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

No currency contributed to the return of the U.S. Dollar Index (the "Index") for the period. The currencies detracting the least were the Canadian dollar, Swedish krona, and Swiss Franc. Those that detracted the most were the euro, Japanese yen, and British pound. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the U.S. Dollar Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	-4.25%	-4.38%	2.15%	4.09%
Bloomberg U.S. Aggregate Bond Index	5.26%	11.57%	0.33%	1.84%
U.S. Dollar Index	-3.61%	-5.08%	0.28%	1.61%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 2,306,570
Holdings Count | shares	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$2,306,570
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps and futures contracts.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000010467 [Member]
Shareholder Report [Line Items]
Fund Name	Strengthening Dollar 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Strengthening Dollar 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$96	1.96%[2]

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned -4.25%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.26% for the same period and underperforming the fund's secondary index, the U.S. Dollar Index, which returned -3.61% for the same period.

The fund's broad-based securities market index was changed from the U.S. Dollar Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

No currency contributed to the return of the U.S. Dollar Index (the "Index") for the period. The currencies detracting the least were the Canadian dollar, Swedish krona, and Swiss Franc. Those that detracted the most were the euro, Japanese yen, and British pound. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the U.S. Dollar Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-4.25%	-4.36%	2.15%	4.08%
Class A (with sales charge)‡	-8.80%	-8.90%	1.16%	3.58%
Bloomberg U.S. Aggregate Bond Index	5.26%	11.57%	0.33%	1.84%
U.S. Dollar Index	-3.61%	-5.08%	0.28%	1.61%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 2,306,570
Holdings Count | shares	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$2,306,570
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps and futures contracts.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000010468 [Member]
Shareholder Report [Line Items]
Fund Name	Strengthening Dollar 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYSJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Strengthening Dollar 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$132	2.70%[2]

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	2.70%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned -4.61%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.26% for the same period and underperforming the fund's secondary index, the U.S. Dollar Index, which returned -3.61% for the same period.

The fund's broad-based securities market index was changed from the U.S. Dollar Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

No currency contributed to the return of the U.S. Dollar Index (the "Index") for the period. The currencies detracting the least were the Canadian dollar, Swedish krona, and Swiss Franc. Those that detracted the most were the euro, Japanese yen, and British pound. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the U.S. Dollar Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-4.61%	-5.10%	1.39%	3.31%
Class C (with CDSC)§	-5.56%	-6.03%	1.39%	3.31%
Bloomberg U.S. Aggregate Bond Index	5.26%	11.57%	0.33%	1.84%
U.S. Dollar Index	-3.61%	-5.08%	0.28%	1.61%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 2,306,570
Holdings Count | shares	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$2,306,570
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps and futures contracts.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000010432 [Member]
Shareholder Report [Line Items]
Fund Name	Weakening Dollar 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYWBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Weakening Dollar 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$101	1.94%[2]

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class H shares) returned 7.22%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.26% for the same period and outperforming the fund's secondary index, the U.S. Dollar Index, which returned -3.61% for the same period.

The fund's broad-based securities market index was changed from the U.S. Dollar Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

No currency contributed to the return of the U.S. Dollar Index (the "Index") for the period. The currencies detracting the least were the Canadian dollar, Swedish krona, and Swiss Franc. Those that detracted the most were the euro, Japanese yen, and British pound. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the U.S. Dollar Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	7.22%	10.03%	-3.37%	-5.97%
Bloomberg U.S. Aggregate Bond Index	5.26%	11.57%	0.33%	1.84%
U.S. Dollar Index	-3.61%	-5.08%	0.28%	1.61%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,369,895
Holdings Count | shares	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$1,369,895
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps and futures contracts.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000010433 [Member]
Shareholder Report [Line Items]
Fund Name	Weakening Dollar 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYWDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Weakening Dollar 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$102	1.96%[2]

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class A shares) returned 7.21%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.26% for the same period and outperforming the fund's secondary index, the U.S. Dollar Index, which returned -3.61% for the same period.

The fund's broad-based securities market index was changed from the U.S. Dollar Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

No currency contributed to the return of the U.S. Dollar Index (the "Index") for the period. The currencies detracting the least were the Canadian dollar, Swedish krona, and Swiss Franc. Those that detracted the most were the euro, Japanese yen, and British pound. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the U.S. Dollar Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	7.21%	10.02%	-3.37%	-5.97%
Class A (with sales charge)‡	2.12%	4.79%	-4.30%	-6.42%
Bloomberg U.S. Aggregate Bond Index	5.26%	11.57%	0.33%	1.84%
U.S. Dollar Index	-3.61%	-5.08%	0.28%	1.61%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,369,895
Holdings Count | shares	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$1,369,895
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps and futures contracts.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000010434 [Member]
Shareholder Report [Line Items]
Fund Name	Weakening Dollar 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYWJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Weakening Dollar 2x Strategy Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$147	2.84%[2]

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	2.84%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Class C shares) returned 6.79%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.26% for the same period and outperforming the fund's secondary index, the U.S. Dollar Index, which returned -3.61% for the same period.

The fund's broad-based securities market index was changed from the U.S. Dollar Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

No currency contributed to the return of the U.S. Dollar Index (the "Index") for the period. The currencies detracting the least were the Canadian dollar, Swedish krona, and Swiss Franc. Those that detracted the most were the euro, Japanese yen, and British pound. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the U.S. Dollar Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	6.79%	9.03%	-4.12%	-6.69%
Class C (with CDSC)§	5.79%	8.03%	-4.12%	-6.69%
Bloomberg U.S. Aggregate Bond Index	5.26%	11.57%	0.33%	1.84%
U.S. Dollar Index	-3.61%	-5.08%	0.28%	1.61%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,369,895
Holdings Count | shares	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$1,369,895
Total Number of Portfolio Holdings	5
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps and futures contracts.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000113321 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Government Money Market Fund
Class Name	Money Market Class
Trading Symbol	RYFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Government Money Market Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Money Market Class	$52	1.03%[2]

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of April 1, 2024 to September 30, 2024, the fund (Money Market Class shares) returned 2.19%.

What factors materially affected the fund's performance over the last six months?

Yields of U.S. Treasuries generally fell during the reporting period. Inflation moderated over the period, except for the housing sector, amid steady economic growth, which led the U.S. Federal Reserve (the "Fed") to cut its key lending rate of a half percentage point to a range of 4.75–5.00 percent in late September. The Fed released an updated Summary of Economic Projections ("SEP") report which lays out where committee members anticipate interest rates, economic growth, unemployment, and inflation are headed over the next couple years. According to the so-called "dot plot" within the report, the committee anticipates potentially cutting rates by up to another 150 basis points by the end of next year.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.24
	6 Month†	One Year	Five Years	Ten Years
U.S. Government Money Market Fund	2.19%	4.41%	1.74%	1.07%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 276,711,294
Holdings Count | shares	22
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$276,711,294
Total Number of Portfolio Holdings	22

Holdings [Text Block]	What did the fund invest in? Holdings Diversification (Market Exposure as a % of Net Assets) as of 9.30.24
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.